UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22736

Columbia ETF Trust I

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  October 31

Date of reporting period:  April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
SEMIANNUAL REPORT
April 30, 2024 (Unaudited)
Columbia International Equity Income ETF
(Prior to June 1, 2024, Columbia International ESG Equity Income ETF)
Columbia U.S. Equity Income ETF
(Prior to June 1, 2024, Columbia U.S. ESG Equity Income ETF)
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual
Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-
depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a Fund. Much of the information, including a Fund's financial statements, that is currently disclosed in a Fund's shareholder reports will instead be made available on the Fund's website and filed on
Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request.
Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending
May 31, 2024.
The new rule also requires the Funds to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder
Report in the mail unless they have elected to receive their Fund documents electronically.

Strategic Beta ETFs | Semiannual Report 2024

Columbia International Equity Income ETF
Fund at a Glance 3
Columbia U.S. Equity Income ETF
Fund at a Glance 5
Understanding Your Fund’s Expenses 7
Portfolio of Investments 8
Statement of Assets and Liabilities 14
Statement of Operations 15
Statement of Changes in Net Assets 16
Financial Highlights 17
Notes to Financial Statements 19
Liquidity Risk Management Program 28
Additional Information 29

FUND AT A GLANCE
Columbia International Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 3
Investment objective
Columbia International ESG Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® International ESG Equity Income Index (Net).
Effective June 1, 2024, the Fund’s investment objective is: Columbia International Equity Income ETF (the Fund) seeks total return, consisting of current income and capital appreciation.
* The Life of the Fund Index performance for the Beta Advantage® International ESG Equity Income Index
(Net) is for the period from October 14, 2022 through April 30, 2024.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Fund’s performance prior to October 14, 2022, reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective at October 14, 2022 had been in place for the prior periods, results shown may have been different.
The Beta Advantage ® International ESG Equity Income Index (Net) (the Fund's Index prior to June 1, 2024)
aims to provide exposures to companies which can offer reliable equity income, attractive total return potential, and includes companies with favorable ESG Materiality (ESGM) ratings based on Columbia
Threadneedle’s proprietary ESG Materiality (ESGM) Ratings. The Index’s premise is that companies that lead and report on the most material industry ESG factors, such as environmental, social capital, human capital, business model and innovation, and leadership and governance, relative to their industry peers, should be well-positioned to build competitive advantage and sustain their long-term future. The Index, which implements a rules-based framework, will generally consist of 100 constituents from the MSCI EAFE
Index (Net) (the Investment Universe) in order to meet this objective.
The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately
50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net) and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.
The Beta Advantage® Sustainable International Equity Income 100 Index (Net) (the Fund's Former Index)
is designed to reflect the performance of the top 100 (developed markets) foreign large- and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI World ex USA Index
(Net), ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
Average annual total returns (%) (for period ended April 30, 2024)
Inception
6 Months
cumulative 1 Year 5 Years Life
Market Price 06/13/16 17.59 14.84 6.49 7.69
Net Asset Value 06/13/16 19.85 16.23 6.76 7.22
{
Beta Advantage
}
® International ESG
Equity Income Index (Net) 20.31 16.86 N/A* 32.44*
MSCI EAFE Value Index (Net) 17.06 12.49 5.68 6.52
Combined Former Index and Fund's
Index prior to June 1, 2024 20.31 16.86 7.39 7.86
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since July 2023

FUND AT A GLANCE
(continued)
Columbia International Equity Income ETF
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2024
The Combined Former Index and Fund's Index prior to June 1, 2024 performance consists of the Fund's Former Index (Net) from June 13, 2016 to
October 14, 2022 and the Fund's Index prior to June 1, 2024 (Net) from October 14, 2022 through April 30, 2024.
Effective on or about June 1, 2024, in light of the changes made to the Fund’s Investment Objective and Principal Investment Strategies, Columbia
International Equity Income ETF will compare its performance to the MSCI EAFE Value Index (Net) and will no longer compare its performance to the
Beta Advantage ® International ESG Equity Income Index. The returns of the Beta Advantage ® International ESG Equity Income Index will be shown for a one-year transition period. The Fund’s performance prior to June 1, 2024 reflect returns achieved according to different principal investment strategies.
If the Fund’s strategies effective June 1, 2024 had been in place for the prior periods, results shown may have been different.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the Beta Advantage ® International ESG Equity Income Index (Net), the MSCI EAFE Value Index (Net) and the Beta Advantage ® Sustainable International
Equity Income 100 Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Country breakdown (%) (at April 30, 2024 )
Austria 0.8
Burkina Faso 0.2
Denmark 1.5
Finland 0.5
France 5.9
Germany 18.1
Hong Kong 1.6
Israel 0.5
Italy 2.3
Japan 40.0
Netherlands 3.6
Norway 2.5
Spain 1.9
Sweden 6.5
Switzerland 1.2
United Kingdom 3.0
United States
(a)
9.9
Total 100.0
Country Breakdown is based primarily on issuer’s place of organization/incorporation.
Percentages indicated are based upon total investments and excludes investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
(a) Includes investments in Money Market Funds.
Equity sector breakdown (%) (at April 30, 2024)
Industrials 26 .7
Financials 22 .4
Energy 17 .7
Information Technology 8 .6
Consumer Discretionary 5 .4
Communication Services 4 .7
Utilities 4 .0
Consumer Staples 3 .3
Health Care 2 .7
Materials 2 .3
Real Estate 2 .2
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia U.S. Equity Income ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 5
Investment objective
Columbia U.S. ESG Equity Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® U.S. ESG Equity Income Index.
Effective June 1, 2024, the Fund’s investment objective is: Columbia U.S. Equity Income ETF (the Fund) seeks total return, consisting of current income and capital appreciation.
* The Life of the Fund Index performance for the Beta Advantage ® U.S. ESG Equity Income Index is for the
period from October 14, 2022 through April 30, 2024.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Fund’s performance prior to October 14, 2022, reflects returns achieved according to different principal investment strategies. If the Fund’s strategies effective at October 14, 2022 had been in place for the prior periods, results shown may have been different.
The Beta Advantage ® U.S. ESG Equity Income Index (the Fund's Index prior to June 1, 2024) aims to provide exposures to companies which can offer reliable equity income, attractive total return potential, and includes companies with favorable ESG Materiality (ESGM) ratings based on Columbia Threadneedle’s proprietary ESG Materiality (ESGM) Ratings. The Index’s premise is that companies that lead and report on the most material industry ESG factors, such as environmental, social capital, human capital, business model and innovation, and leadership and governance, relative to their industry peers, should be well-
positioned to build competitive advantage and sustain their long-term future. The Index, which implements a rules-based framework, will generally consist of 100 constituents from the MSCI USA Index (the
Investment Universe) in order to meet this objective.
The MSCI USA Value Index captures large and mid-cap US securities exhibiting overall value style characteristics. The value investment style characteristics for index construction are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.
The Beta Advantage ® Sustainable U.S. Equity Income 100 Index (the Fund's Former Index) is designed to reflect the performance of the top 100 U.S. large and mid-cap companies (excluding real estate investment trusts) using a subset of the MSCI USA Index, ranked and weighted according to a composite factor score determined through the application of a systematic, rules-based methodology applied by MSCI.
The Combined Former Index and Fund's Index prior to June 1, 2024 performance consists of the Fund's
Former Index from June 13, 2016 to October 14, 2022 and the Fund's Index prior to June 1, 2024 from
October 14, 2022 through April 30, 2024.
Average annual total returns (%) (for period ended April 30, 2024)
Inception
6 Months
cumulative 1 Year 5 Years Life
Market Price 06/13/16 18.72 16.66 11.76 12.27
Net Asset Value 06/13/16 18.46 16.78 11.74 12.22
{
Beta Advantage
}
® U.S. ESG Equity
Income Index 18.82 17.32 N/A* 19.83*
MSCI USA Value Index 18.16 13.83 8.46 9.53
Combined Former Index and Fund's
Index prior to June 1, 2024 18.82 17.32 12.20 12.66
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2016
Henry Hom, CFA
Portfolio Manager
Managed Fund since July 2023

FUND AT A GLANCE
(continued)
Columbia U.S. Equity Income ETF
(Unaudited)
6 Strategic Beta ETFs | Semiannual Report 2024
Effective on or about June 1, 2024, in light of the changes made to the Fund’s Investment Objective and Principal Investment Strategies, Columbia U.S.
Equity Income ETF will compare its performance to the MSCI USA Value Index and will no longer compare its performance to the Beta Advantage ® U.S.
ESG Equity Income Index. The returns of the Beta Advantage ® U.S. ESG Equity Income Index will be shown for a one-year transition period. The Fund’s performance prior to June 1, 2024 reflect returns achieved according to different principal investment strategies. If the Fund’s strategies effective June
1, 2024 had been in place for the prior periods, results shown may have been different.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Portfolio breakdown (%) (at April 30, 2024 )
Common Stocks 99.1
Exchange-Traded Equity Funds 0.6
Money Market Funds 0.3
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at April 30, 2024)
Energy 16 .9
Information Technology 15 .1
Financials 15 .1
Industrials 12 .4
Consumer Staples 11 .9
Communication Services 7 .0
Utilities 6 .3
Consumer Discretionary 6 .0
Health Care 4 .7
Materials 4 .6
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 7
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2024.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non- affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2023 — April 30, 2024
Beginning account value
($)
Ending account value
($)
Expense paid for the
period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia International Equity Income ETF 1,000.00 1,000.00 1,198.50 1,022.43 2.68 2.46 0.49
Columbia U.S. Equity Income ETF 1,000.00 1,000.00 1,184.60 1,023.07 1.96 1.81 0.36

PORTFOLIO OF INVESTMENTS
Columbia International Equity Income ETF
April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Strategic Beta ETFs | Semiannual Report 2024
Common Stocks 98.5%
Issuer Shares Value ($)
Austria  0.8%
Erste Group Bank AG 1,061 49,770
voestalpine AG 333 8,944
Total 58,714
Burkina Faso  0.2%
Endeavour Mining PLC 584 12,453
Denmark  1.5%
AP Moller - Maersk A/S Class B 12 17,530
Coloplast A/S Class B 453 54,968
Pandora A/S 256 39,252
Svitzer A/S
(a)
24 808
Total 112,558
Finland  0.4%
Elisa OYJ 445 20,136
Kesko OYJ Class B 826 14,158
Total 34,294
France  5.9%
Legrand SA 807 83,579
TotalEnergies SE 4,961 363,841
Total 447,420
Germany  17.9%
Bayerische Motoren Werke AG 880 96,400
Bechtle AG 257 12,448
Brenntag SE 400 32,018
Commerzbank AG 3,284 49,020
E.ON SE 6,959 92,268
Evonik Industries AG 631 13,187
Hannover Rueck SE 189 46,965
Mercedes-Benz Group AG 2,701 204,879
Merck KGaA 406 64,662
Rational AG 16 13,755
RWE AG 2,125 74,141
SAP SE 1,803 327,159
Siemens AG 1,775 333,846
Total 1,360,748
Hong Kong  1.6%
Hong Kong Exchanges & Clearing Ltd. 3,747 120,537
Israel  0.5%
Bank Hapoalim BM 3,952 35,852
Italy  2.2%
Eni SpA 6,641 107,480
Prysmian SpA 833 45,586
Recordati Industria Chimica e Farmaceutica
SpA 305 16,322
Total 169,388
Japan  39.7%
Ajinomoto Co., Inc. 1,389 51,856
Astellas Pharma, Inc. 5,420 52,146
Chubu Electric Power Co., Inc. 1,956 25,170
Daiwa House Industry Co. Ltd. 1,640 46,272
ENEOS Holdings, Inc. 9,011 41,853
Fujitsu Ltd. 5,540 85,741
Hikari Tsushin, Inc. 57 9,320
Hirose Electric Co. Ltd. 92 9,807
Hitachi Ltd. 2,774 257,719
ITOCHU Corp. 3,734 169,325
JFE Holdings, Inc. 1,690 25,356
Kansai Electric Power Co., Inc. (The) 2,093 31,369
KDDI Corp. 4,596 128,506
Kirin Holdings Co. Ltd. 2,421 35,392
Koito Manufacturing Co. Ltd. 575 7,768
Komatsu Ltd. 2,754 83,216
Common Stocks (continued)
Issuer Shares Value ($)
Konami Group Corp. 300 18,214
Marubeni Corp. 4,701 84,362
Mitsubishi Chemical Group Corp. 3,954 23,154
Mitsubishi HC Capital, Inc. 2,359 15,343
Mitsubishi UFJ Financial Group, Inc. 32,539 326,600
Mitsui & Co. Ltd. 4,207 204,221
Mitsui Fudosan Co. Ltd. 7,752 79,458
Mizuho Financial Group, Inc. 6,932 134,442
NEC Corp. 752 54,955
Nippon Steel Corp. 2,421 54,477
Nitto Denko Corp. 433 35,963
Nomura Real Estate Holdings, Inc. 331 9,324
Ono Pharmaceutical Co. Ltd. 1,071 15,490
Osaka Gas Co. Ltd. 1,094 24,332
Panasonic Holdings Corp. 6,651 58,410
SCREEN Holdings Co. Ltd. 237 24,985
SCSK Corp. 438 8,003
SoftBank Corp. 8,714 105,821
Sompo Holdings, Inc. 2,733 54,186
Sumitomo Corp. 3,433 90,644
Sumitomo Mitsui Financial Group, Inc. 3,902 222,667
Sumitomo Realty & Development Co. Ltd. 839 29,281
Suntory Beverage & Food Ltd. 391 12,736
Toho Co. Ltd. 330 11,085
Tokio Marine Holdings, Inc. 5,404 171,394
Tokyo Gas Co. Ltd. 1,071 24,086
Toyota Tsusho Corp. 602 38,561
Trend Micro, Inc. 404 20,050
Total 3,013,060
Netherlands  3.6%
ING Groep NV 10,361 164,649
Koninklijke Ahold Delhaize NV 2,939 89,374
Randstad NV 324 16,352
Total 270,375
Norway  2.5%
Aker BP ASA 957 23,505
DNB Bank ASA 2,698 47,289
Equinor ASA 2,924 78,934
Mowi ASA 1,391 24,613
Orkla ASA 2,345 16,051
Total 190,392
Spain  1.8%
Aena SME SA
(b)
231 42,385
Enagas SA 713 10,490
Endesa SA 994 18,175
Telefonica SA 15,462 69,537
Total 140,587
Sweden  6.4%
Alfa Laval AB 861 37,152
Assa Abloy AB Class B 3,048 81,921
Husqvarna AB Class B 1,078 8,906
Sandvik AB 3,267 66,287
Skandinaviska Enskilda Banken AB Class A 5,001 66,204
SKF AB Class B 1,104 23,134
Svenska Handelsbanken AB Class A 4,488 39,328
Telefonaktiebolaget LM Ericsson Class B 9,140 46,816
Volvo AB Class B 4,676 120,735
Total 490,483
Switzerland  1.2%
Kuehne + Nagel International AG 156 41,451
Logitech International SA 512 40,228

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International Equity Income ETF
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 9
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
Temenos AG 193 12,100
Total 93,779
United Kingdom  3.0%
Ashtead Group PLC 1,348 98,606
Lloyds Banking Group PLC 197,706 128,482
Total 227,088
United States  9.3%
BP PLC 51,662 336,638
Shell PLC 10,286 368,742
Total 705,380
Total Common Stocks
(Cost $6,599,337) 7,483,108
Money Market Funds 0.5%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.161%
(c)
41,111 41,111
Total Money Market Funds
(Cost $41,111) 41,111
Total Investments in Securities
(Cost $6,640,448) 7,524,219
Other Assets & Liabilities, Net 73,820
Net Assets 7,598,039
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April
30, 2024, the total value of these securities amounted to $42,385, which represents 0.56% of total net assets.
(c) The rate shown is the seven-day current annualized yield at April 30, 2024.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

PORTFOLIO OF INVESTMENTS
(continued)
Columbia International Equity Income ETF
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Strategic Beta ETFs | Semiannual Report 2024
Fair Value Measurements (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Austria 58,714 – – 58,714
Burkina Faso 12,453 – – 12,453
Denmark 112,558 – – 112,558
Finland 34,294 – – 34,294
France 447,420 – – 447,420
Germany 1,360,748 – – 1,360,748
Hong Kong 120,537 – – 120,537
Israel 35,852 – – 35,852
Italy 169,388 – – 169,388
Japan 3,013,060 – – 3,013,060
Netherlands 270,375 – – 270,375
Norway 190,392 – – 190,392
Spain 140,587 – – 140,587
Sweden 490,483 – – 490,483
Switzerland 93,779 – – 93,779
United Kingdom 227,088 – – 227,088
United States 705,380 – – 705,380
Total Common Stocks 7,483,108 – – 7,483,108
Money Market Funds 41,111 – – 41,111
Total Investments in Securities 7,524,219 – – 7,524,219
See the Portfolio of Investments for all investment classifications not indicated in the table.

PORTFOLIO OF INVESTMENTS
Columbia U.S. Equity Income ETF
April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 11
Common Stocks 99.0%
Issuer Shares Value ($)
Communication Services  6.9%
Diversified Telecommunication Services 4.4%
AT&T, Inc. 61,433 1,037,604
Verizon Communications, Inc. 36,321 1,434,316
Total 2,471,920
Media 2.5%
Comcast Corp. Class A 33,987 1,295,245
Fox Corp. Class A 2,042 63,322
Sirius XM Holdings, Inc. 5,376 15,805
Total 1,374,372
Total Communication Services 3,846,292
Consumer Discretionary  6.0%
Automobile Components 0.1%
BorgWarner, Inc. 1,975 64,721
Hotels, Restaurants & Leisure 0.1%
Vail Resorts, Inc. 325 61,545
Household Durables 0.6%
Lennar Corp. Class A 2,087 316,431
Specialty Retail 5.2%
Best Buy Co., Inc. 1,658 122,095
Dick's Sporting Goods, Inc. 487 97,858
Home Depot, Inc. (The) 6,763 2,260,330
Tractor Supply Co. 932 254,510
Williams-Sonoma, Inc. 518 148,552
Total 2,883,345
Total Consumer Discretionary 3,326,042
Consumer Staples  11.8%
Beverages 9.2%
Coca-Cola Co. (The) 37,122 2,293,026
Constellation Brands, Inc. Class A 1,458 369,544
Keurig Dr Pepper, Inc. 8,590 289,483
Molson Coors Beverage Co. Class B 1,669 95,567
PepsiCo, Inc. 11,836 2,082,071
Total 5,129,691
Consumer Staples Distribution 1.7%
Kroger Co. (The) 6,171 341,750
Target Corp. 3,980 640,700
Total 982,450
Food Products 0.9%
General Mills, Inc. 4,891 344,620
Kellanova 2,480 143,493
Total 488,113
Total Consumer Staples 6,600,254
Energy  16.8%
Energy Equipment & Services 1.6%
Halliburton Co. 7,663 287,133
Schlumberger NV 12,301 584,051
Total 871,184
Oil, Gas & Consumable Fuels 15.2%
Cheniere Energy, Inc. 2,019 318,639
Chevron Corp. 15,802 2,548,388
ConocoPhillips 10,248 1,287,354
Exxon Mobil Corp. 23,522 2,781,947
Occidental Petroleum Corp. 7,579 501,275
Ovintiv, Inc. 2,219 113,879
Phillips 66 3,794 543,339
Williams Cos., Inc. (The) 10,459 401,207
Total 8,496,028
Total Energy 9,367,212
Financials  14.9%
Banks 5.6%
Bank of America Corp. 68,217 2,524,711
Common Stocks (continued)
Issuer Shares Value ($)
Regions Financial Corp. 8,018 154,507
Truist Financial Corp. 11,490 431,450
Total 3,110,668
Capital Markets 5.2%
Bank of New York Mellon Corp. (The) 6,631 374,585
Charles Schwab Corp. (The) 14,353 1,061,404
CME Group, Inc. 3,100 649,884
Intercontinental Exchange, Inc. 4,909 632,083
Raymond James Financial, Inc. 1,630 198,860
Total 2,916,816
Insurance 4.1%
Aflac, Inc. 4,541 379,855
American International Group, Inc. 5,875 442,446
Hartford Financial Services Group, Inc. (The) 2,586 250,558
Marsh & McLennan Cos., Inc. 4,224 842,392
Principal Financial Group, Inc. 2,049 162,158
Willis Towers Watson PLC 889 223,263
Total 2,300,672
Total Financials 8,328,156
Health Care  4.7%
Health Care Providers & Services 4.7%
Cardinal Health, Inc. 2,079 214,220
Quest Diagnostics, Inc. 959 132,515
UnitedHealth Group, Inc. 4,683 2,265,167
Total 2,611,902
Total Health Care 2,611,902
Industrials  12.3%
Air Freight & Logistics 0.4%
CH Robinson Worldwide, Inc. 996 70,716
Expeditors International of Washington, Inc. 1,248 138,915
Total 209,631
Building Products 2.7%
A O Smith Corp. 1,031 85,408
Allegion PLC 755 91,778
Fortune Brands Innovations, Inc. 1,084 79,240
Johnson Controls International PLC 5,841 380,074
Lennox International, Inc. 276 127,904
Owens Corning 745 125,316
Trane Technologies PLC 1,946 617,544
Total 1,507,264
Electrical Equipment 1.2%
Emerson Electric Co. 4,914 529,631
Hubbell, Inc. 462 171,180
Total 700,811
Machinery 6.5%
Caterpillar, Inc. 4,302 1,439,320
CNH Industrial NV
(a)
7,740 88,236
Cummins, Inc. 1,205 340,401
Deere & Co. 2,245 878,715
IDEX Corp. 653 143,960
Nordson Corp. 442 114,120
Parker-Hannifin Corp. 1,103 601,036
Total 3,605,788
Professional Services 1.5%
Automatic Data Processing, Inc. 3,531 854,114
Total Industrials 6,877,608
Information Technology  14.9%
Electronic Equipment, Instruments & Components 1.2%
CDW Corp. 1,155 279,348
TE Connectivity Ltd. 2,649 374,781
Total 654,129

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. Equity Income ETF
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Strategic Beta ETFs | Semiannual Report 2024
Notes to Portfolio of Investments
Common Stocks (continued)
Issuer Shares Value ($)
IT Services 2.8%
Cognizant Technology Solutions Corp. Class
A 4,295 282,096
International Business Machines Corp. 7,885 1,310,487
Total 1,592,583
Semiconductors & Semiconductor Equipment 10.9%
Analog Devices, Inc. 4,270 856,605
Broadcom, Inc. 1,931 2,510,821
Microchip Technology, Inc. 4,572 420,533
NXP Semiconductors NV 2,225 570,023
QUALCOMM, Inc. 9,624 1,596,140
Skyworks Solutions, Inc. 1,380 147,094
Total 6,101,216
Total Information Technology 8,347,928
Materials  4.5%
Chemicals 3.4%
Linde PLC 4,118 1,815,873
Mosaic Co. (The) 2,806 88,081
Total 1,903,954
Containers & Packaging 0.5%
Avery Dennison Corp. 685 148,837
Westrock Co. 2,206 105,799
Total 254,636
Metals & Mining 0.6%
Nucor Corp. 2,111 355,767
Total Materials 2,514,357
Utilities  6.2%
Electric Utilities 2.6%
Alliant Energy Corp. 2,201 109,610
American Electric Power Co., Inc. 4,537 390,318
Edison International 3,312 235,351
Entergy Corp. 1,818 193,926
Evergy, Inc. 1,954 102,487
Eversource Energy 3,004 182,103
Common Stocks (continued)
Issuer Shares Value ($)
Xcel Energy, Inc. 4,762 255,862
Total 1,469,657
Gas Utilities 0.3%
Atmos Energy Corp. 1,299 153,152
Multi-Utilities 3.0%
Ameren Corp. 2,262 167,094
Consolidated Edison, Inc. 2,979 281,218
DTE Energy Co. 1,778 196,149
NiSource, Inc. 3,839 106,954
Public Service Enterprise Group, Inc. 4,302 297,182
Sempra 5,409 387,447
WEC Energy Group, Inc. 2,722 224,946
Total 1,660,990
Water Utilities 0.3%
American Water Works Co., Inc. 1,679 205,375
Total Utilities 3,489,174
Total Common Stocks
(Cost $49,319,295) 55,308,925
Exchange-Traded Equity Funds 0.6%
Issuer Shares Value ($)
Financials  0.6%
Financial Select Sector SPDR Fund 8,860 357,590
Total Exchange-Traded Equity Funds
(Cost $290,579) 357,590
Money Market Funds 0.3%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.161%
(b)
144,573 144,573
Total Money Market Funds
(Cost $144,573) 144,573
Total Investments in Securities
(Cost $49,754,447) 55,811,088
Other Assets & Liabilities, Net 40,289
Net Assets 55,851,377
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at April 30, 2024.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
Columbia U.S. Equity Income ETF
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 13
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 3,846,292 – – 3,846,292
Consumer Discretionary 3,326,042 – – 3,326,042
Consumer Staples 6,600,254 – – 6,600,254
Energy 9,367,212 – – 9,367,212
Financials 8,328,156 – – 8,328,156
Health Care 2,611,902 – – 2,611,902
Industrials 6,877,608 – – 6,877,608
Information Technology 8,347,928 – – 8,347,928
Materials 2,514,357 – – 2,514,357
Utilities 3,489,174 – – 3,489,174
Total Common Stocks 55,308,925 – – 55,308,925
Exchange-Traded Equity Funds 357,590 – – 357,590
Money Market Funds 144,573 – – 144,573
Total Investments in Securities 55,811,088 – – 55,811,088
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
April 30,2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Strategic Beta ETFs | Semiannual Report 2024
Columbia International
Equity Income ETF
Columbia U.S. Equity
Income ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $6,640,448 and $49,754,447, respectively) $7,524,219 $55,811,088
Foreign currency (cost $17 and $–) 17 –
Receivable for:
Dividends 52,147 64,432
Reclaims receivable 24,461 –
Total assets 7,600,844 55,875,520
Liabilities
Payable for:
Investment management fees 2,805 16,218
Investments purchased – 7,925
Total liabilities 2,805 24,143
Net assets applicable to outstanding capital stock $7,598,039 $55,851,377
Represented by:
Paid-in capital $7,132,200 $48,066,038
Total distributable earnings (loss) 465,839 7,785,339
Total - representing net assets applicable to outstanding capital stock $7,598,039 $55,851,377
Shares outstanding 250,000 1,300,000
Net asset value per share $30.39 $42.96

STATEMENT OF OPERATIONS
Six Months Ended April 30,2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 15
Columbia International
Equity Income ETF
Columbia U.S. Equity
Income ETF
Investment Income:
Dividends - unaffiliated issuers $150,002 $670,959
Foreign taxes withheld (21,460) (649)
Total income 128,542 670,310
Expenses:
Investment management fees 16,147 86,312
Overdraft expense 1,504 1,938
Total expenses 17,651 88,250
Net Investment Income 110,891 582,060
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 211,810 1,967,634
In-kind transactions - unaffiliated issuers – 804,876
Foreign currency translations (1,215) –
Net realized gain 210,595 2,772,510
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 949,466 4,643,746
Foreign currency translations (714) –
Net change in unrealized appreciation 948,752 4,643,746
Net realized and unrealized gain 1,159,347 7,416,256
Net Increase in net assets resulting from operations $1,270,238 $7,998,316

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Strategic Beta ETFs | Semiannual Report 2024
Columbia International Equity Income
ETF Columbia U.S. Equity Income ETF
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Operations
Net investment income $110,891 $205,774 $582,060 $1,198,556
Net realized gain 210,595 1,159,586 2,772,510 2,044,114
Net change in unrealized appreciation (depreciation) 948,752 (227,119) 4,643,746 (1,629,677)
Net increase in net assets resulting from operations 1,270,238 1,138,241 7,998,316 1,612,993
Distributions to shareholders
Net investment income and net realized gains (101,770) (205,611) (536,992) (1,186,601)
Shareholder transactions
Proceeds from shares sold – – 10,422,837 13,134,119
Cost of shares redeemed – – (6,014,904) (9,489,052)
Net increase in net assets resulting from shareholder
transactions – – 4,407,933 3,645,067
Increase in net assets 1,168,468 932,630 11,869,257 4,071,459
Net Assets:
Net assets beginning of period 6,429,571 5,496,941 43,982,120 39,910,661
Net assets at end of period $7,598,039 $6,429,571 $55,851,377 $43,982,120
Capital stock activity
Shares outstanding, beginning of period 250,000 250,000 1,200,000 1,100,000
Shares sold – – 250,000 350,000
Shares redeemed – – (150,000) (250,000)
Shares outstanding, end of period 250,000 250,000 1,300,000 1,200,000

FINANCIAL HIGHLIGHTS
Columbia International Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 17
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020,
Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm
ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratio of expenses and net investment income are annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
Six Months Ended
April 30, 2024
(Unaudited) 2023 2022 2021 2020 2019
Per share data
Net asset value, beginning of period $25.72 $21.99 $26.94 $21.08 $25.78 $26.68
Income (loss) from investment operations:
Net investment income 0.44 0.82 0.90 0.82 0.70 0.87
Net realized and unrealized gain (loss) 4.64 3.73 (4.85) 5.83 (4.71) 0.50
Total from investment operations 5.08 4.55 (3.95) 6.65 (4.01) 1.37
Less distributions to shareholders:
Net investment income (0.41) (0.82) (1.00) (0.79) (0.69) (1.01)
Net realized gains – – – – – (1.26)
Total distribution to shareholders (0.41) (0.82) (1.00) (0.79) (0.69) (2.27)
Net asset value, end of period $30.39 $25.72 $21.99 $26.94 $21.08 $25.78
Total Return at NAV 19.85% 20.70% (14.97)% 31.60% (15.68)% 6.05%
Total Return at Market Price 17.59% 21.46% (15.76)% 32.24% (15.02)% 8.74%
Ratios to average net assets:
Total gross expenses
(a)
0.49%
(b)
0.45%
(c)
0.45% 0.45%
(c)
0.45%
(c)
0.45%
(c)
Total net expenses
(a)(d)
0.49%
(b)
0.45%
(c)
0.45% 0.45%
(c)
0.45%
(c)
0.45%
(c)
Net investment income 3.09% 3.14% 3.60% 3.07% 3.08% 3.43%
Supplemental data
Net assets, end of
period
(in thousands) $7,598 $6,430 $5,497 $5,389 $4,217 $5,157
Portfolio turnover 30% 156% 177% 90% 98% 76%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes 0.04% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia U.S. Equity Income ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Strategic Beta ETFs | Semiannual Report 2024
745453
Year Ended October 31,
Six Months Ended
April 30, 2024
(Unaudited) 2023 2022 2021 2020 2019
Per share data
Net asset value, beginning of period $36.65 $36.28 $36.97 $25.42 $28.60 $28.25
Income (loss) from investment operations:
Net investment income 0.48 0.97 1.00 0.86 0.78 0.80
Net realized and unrealized gain (loss) 6.27 0.38 (0.57)
(a)
11.53 (3.15) 1.44
Total from investment operations 6.75 1.35 0.43 12.39 (2.37) 2.24
Less distributions to shareholders:
Net investment income (0.44) (0.98) (0.88) (0.84) (0.74) (0.78)
Net realized gains – – (0.24) – (0.07) (1.11)
Total distribution to shareholders (0.44) (0.98) (1.12) (0.84) (0.81) (1.89)
Net asset value, end of period $42.96 $36.65 $36.28 $36.97 $25.42 $28.60
Total Return at NAV 18.46% 3.72% 1.22% 49.08% (8.18)% 9.19%
Total Return at Market Price 18.72% 3.29% 1.27% 50.13% (8.64)% 9.04%
Ratios to average net assets:
Total gross expenses
(b)
0.36%
(c)
0.35%
(d)
0.35%
(d)
0.35% 0.35% 0.35%
(d)
Total net expenses
(b)(e)
0.36%
(c)
0.35%
(d)
0.35%
(d)
0.35% 0.35% 0.35%
(d)
Net investment income 2.36% 2.57% 2.73% 2.55% 2.98% 2.94%
Supplemental data
Net assets, end of
period
(in thousands) $55,851 $43,982 $39,911 $5,545 $5,084 $4,291
Portfolio turnover 25% 90% 167% 77% 77% 56%
(a) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss)
presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 19
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia International Equity Income ETF and Columbia U.S. Equity Income ETF. Each Fund is
diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
20 Strategic Beta ETFs | Semiannual Report 2024
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 21
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, “Tailored Shareholder Reports for
Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements.” The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
22 Strategic Beta ETFs | Semiannual Report 2024
on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Fund
Effective investment
management
fee rate (%)
Columbia International Equity Income ETF 0.45
Columbia U.S. Equity Income ETF 0.35
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia International Equity Income ETF 6,640,448 1,038,277 (154,506) 883,771
Columbia U.S. Equity Income ETF 49,754,447 6,286,463 (229,822) 6,056,641

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 23
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2024, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2024, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the six months ended April 30, 2024, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
Columbia International Equity Income ETF - (694,434) (694,434)
Columbia U.S. Equity Income ETF (419,408) (289,265) (708,673)
Fund Purchases ($)
Proceeds from
sales ($)
Columbia International Equity Income ETF 2,169,451 2,216,267
Columbia U.S. Equity Income ETF 13,250,366 12,456,926
Funds Contributions ($)
Columbia International Equity Income ETF -
Columbia U.S. Equity Income ETF 9,648,028
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia International Equity Income ETF - - -
Columbia U.S. Equity Income ETF 5,184,765 5,989,641 804,876

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2024
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
No Fund had borrowings during the six months ended April 30, 2024.
Note 8. Significant risks
Environmental, social and governance investment research tools risk
The Investment Manager’s proprietary ESGM Ratings system and screens are subjective (based on the Investment
Manager’s opinion) research tools incorporated into the investment selection process. These research tools may not operate as intended and may cause the Fund to underperform other investment strategies. Fund performance will depend on the quality and accuracy of the assumptions and framework (which may be amended over time) on which these research tools are based. Fund performance will also depend on the accuracy and availability of data that the research tools employ, and such data may be based on proprietary research based on third-party research, or by the issuers themselves (which also may be based upon data obtained from third parties). Any errors in the data could adversely affect these research tools and Fund performance.
These research tools depend, in part, upon subjective selection and application of factors and data inputs. The
Investment Manager has discretion to determine the data collected and incorporated into these research tools, as well as in interpreting and applying the data used in these research tools. It is not practicable for these research tools to factor in all available data, and no assurance can be given that such data will be helpful or be free from errors.
Information the Investment Manager deems sufficient to calculate a company’s ESGM Rating may not be available for certain companies.
Financial sector risk
Columbia International Equity Income ETF is vulnerable to the particular risks that may affect companies in the financial services sector. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia International Equity Income ETF concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public
Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 25
Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Columbia International Equity Income ETF may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region.
Columbia International Equity Income ETF is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Europe.
Columbia International Equity Income ETF is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole.
As a result, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK)
from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Japan
. Columbia International Equity Income ETF is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financial services sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2024
Industrials sector risk
Columbia International Equity Income ETF is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below, there were no items requiring adjustment of the financial statements or additional disclosure.
Effective on June 1, 2024, Columbia International ESG Equity Income ETF was renamed Columbia International Equity
Income ETF and Columbia U.S. ESG Equity Income ETF was renamed Columbia U.S. Equity Income ETF. On the same date, Columbia International ESG Equity Income ETF and Columbia U.S. ESG Equity Income ETF changed from index tracking (passively managed) to non-index-tracking (actively managed) ETFs that apply rules-based approaches to implementing their investment strategies. These ETFs no longer seek to track the performance of specific indices but instead apply investment rules and quantitative investment models to select and sell portfolio securities. Also, each
ETF’s Principal Investment Strategy was amended to eliminate certain ESG-related industry exclusions.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 27
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2024
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for each Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2023, through
December 31, 2023, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

ADDITIONAL INFORMATION
Strategic Beta ETFs | Semiannual Report 2024 29
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds' Form N-PORTs are available on the SEC's website at sec.gov. Each Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR271_10_P01_(06/24)
CET002080
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Semiannual Report
April 30, 2024 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual
Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-
depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a Fund. Much of the information, including a Fund's financial statements, that is currently disclosed in a Fund's shareholder reports will instead be made available on the Fund's website and filed on
Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request.
Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending
May 31, 2024.
The new rule also requires the Funds to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder
Report in the mail unless they have elected to receive their Fund documents electronically.

Strategic Beta ETFs | Semiannual Report 2024

Fund at a Glance 3
Understanding Your Fund’s Expenses 5
Portfolio of Investments 6
Statement of Assets and Liabilities 18
Statement of Operations 19
Statement of Changes in Net Assets 20
Financial Highlights 21
Notes to Financial Statements 22
Liquidity Risk Management Program 30
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 3
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2017
David Janssen, CFA
Portfolio Manager
Managed Fund since 2017
Investment objective
Columbia Diversified Fixed Income Allocation ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Multi-Sector Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Multi-Sector Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the debt market through representation of six segments, each focused on yield, quality, and liquidity of the particular eligible universe. The index will have exposure to the following six sectors of the debt market: U.S. Treasury securities; global ex-U.S. treasury securities; U.S. agency mortgage-backed securities; U.S. corporate investment-grade bonds; U.S. corporate high-yield bonds; and
emerging markets sovereign debt. The Fund uses a representative approach which will result in the Fund holding a smaller number of securities than are in the underlying index.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2024)
Inception
6 Months
cumulative 1 Year 5 Years Life
Market Price 10/12/17 6.50 0.36 0.27 0.92
Net Asset Value 10/12/17 7.19 1.00 0.43 1.00
{
Beta Advantage®
}
Multi-Sector Bond
Index 7.39 1.45 0.57 1.13
Bloomberg U.S Aggregate Bond
Index 4.97 -1.47 -0.16 0.39

FUND AT A GLANCE
(continued)
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2024
Quality breakdown (%) (at April 30, 2024)
AA rating 31.3
A rating 0.2
BBB rating 19.8
BB rating 20.5
B rating 11.3
Not rated 16.9
Total 100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Portfolio breakdown (%) (at April 30, 2024 )
Corporate Bonds 39.9
Foreign Government Obligations 26.5
Residential Mortgage-Backed Securities - Agency 13.4
Treasury Bills 6.7
U.S. Treasury Obligations 8.8
Money Market Funds 4.7
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 5
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2024.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2023 — April 30, 2024
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Diversified Fixed Income Allocation
ETF 1,000.00 1,000.00 1,071.90 1,023.47 1.44 1.41 0.28

PORTFOLIO OF INVESTMENTS
April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Strategic Beta ETFs | Semiannual Report 2024
Corporate Bonds   44.6%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.0%
L3Harris Technologies, Inc.
5.400%, 07/31/33 352,000 342,833
Northrop Grumman Corp.
4.900%, 06/01/34 250,000 238,201
Rolls-Royce PLC
5.750%, 10/15/27
(a)
440,000 435,046
RTX Corp.
5.150%, 02/27/33 650,000 631,019
Spirit AeroSystems , Inc.
9.375%, 11/30/29
(a)
555,000 600,813
Textron, Inc.
6.100%, 11/15/33 100,000 101,626
TransDigm , Inc.
6.375%, 03/01/29
(a)
750,000 745,279
6.625%, 03/01/32
(a)
1,000,000 999,254
Total 4,094,071
Airlines 1.2%
Air Canada
3.875%, 08/15/26
(a)
407,000 386,263
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
513,333 507,588
5.750%, 04/20/29
(a)
1,568,000 1,514,355
Delta Air Lines, Inc.
7.375%, 01/15/26 172,000 175,771
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.750%, 01/20/26
(a)
545,000 511,832
United Airlines, Inc.
4.375%, 04/15/26
(a)
102,000 98,164
4.625%, 04/15/29
(a)
1,470,000 1,355,604
Total 4,549,577
Apartment REIT 0.1%
American Homes 4 Rent LP
5.500%, 02/01/34 250,000 241,200
Essex Portfolio LP
3.000%, 01/15/30 167,000 144,683
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 110,000 84,979
Total 470,862
Automotive 0.9%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
900,000 769,667
Aptiv PLC
4.350%, 03/15/29 100,000 95,347
Clarios Global LP / Clarios US Finance Co.
6.250%, 05/15/26
(a)
361,000 360,633
Ford Motor Co.
3.250%, 02/12/32 1,232,000 992,991
General Motors Co.
5.600%, 10/15/32 300,000 294,695
General Motors Financial Co., Inc.
3.600%, 06/21/30 18,000 15,845
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 506,000 460,227
Tenneco, Inc.
8.000%, 11/17/28
(a)
500,000 468,359
Total 3,457,764
Banking 2.1%
Banco Santander SA
3.225%, (US 1 Year CMT T-Note +
1.600%), 11/22/32
(b)
600,000 485,091
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Bank of Montreal
3.088%, (US 5 Year CMT T-Note +
1.400%), 01/10/37
(b)
250,000 198,559
Bank of Nova Scotia/The
4.588%, (US 5 Year CMT T-Note +
2.050%), 05/04/37
(b)
250,000 220,588
Barclays
6.224%, (SOFRRATE + 2.980%),
05/09/34
(b)
700,000 701,644
Capital One Financial Corp.
5.817%, (SOFRRATE + 2.600%),
02/01/34
(b)
671,000 649,654
Citigroup, Inc.
5.827%, (SOFRRATE + 2.056%),
02/13/35
(b)
500,000 482,154
6.174%, (SOFRRATE + 2.661%),
05/25/34
(b)
500,000 496,806
Citizens Financial Group, Inc.
2.638%, 09/30/32 78,000 58,097
Comerica, Inc.
5.982%, (SOFRRATE + 2.155%),
01/30/30
(b)
250,000 242,921
Deutsche Bank AG/New York NY
3.729%, (SOFRRATE + 2.757%),
01/14/32
(b)
550,000 453,582
Discover Financial Services
7.964%, (SOFRINDX + 3.370%),
11/02/34
(b)
250,000 274,997
Fifth Third Bancorp
4.772%, (SOFRINDX + 2.127%),
07/28/30
(b)
302,000 284,867
HSBC Holdings PLC
4.762%, (SOFRRATE + 2.530%),
03/29/33
(b)
965,000 873,932
Huntington Bancshares, Inc.
2.487%, (US 5 Year CMT T-Note +
1.170%), 08/15/36
(b)
198,000 145,811
KeyCorp
Series MTN, 2.550%, 10/01/29 234,000 194,031
Lloyds Banking Group PLC
7.953%, (US 1 Year CMT T-Note +
3.750%), 11/15/33
(b)
200,000 219,898
Mizuho Financial Group, Inc.
2.564%, 09/13/31 250,000 198,610
Morgan Stanley
2.484%, (SOFRRATE + 1.360%),
09/16/36
(b)
276,000 213,117
5.297%, (SOFRRATE + 2.620%),
04/20/37
(b)
850,000 795,974
Synchrony Financial
5.150%, 03/19/29 85,000 80,602
UniCredit SpA
5.459%, (US 5 Year CMT T-Note +
4.750%), 06/30/35
(a),(b)
802,000 737,203
Westpac Banking Corp.
2.668%, (US 5 Year CMT T-Note +
1.750%), 11/15/35
(b)
557,000 449,775
Total 8,457,913
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 87,198

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CI Financial Corp.
3.200%, 12/17/30 78,000 62,203
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
255,000 213,959
Jane Street Group / JSG Finance, Inc.
7.125%, 04/30/31
(a)
350,000 352,576
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
680,000 611,853
Nasdaq, Inc.
1.650%, 01/15/31 123,000 96,402
Nomura Holdings, Inc.
2.679%, 07/16/30 302,000 251,945
Total 1,676,136
Building Materials 0.6%
Builders FirstSource , Inc.
4.250%, 02/01/32
(a)
565,000 492,371
6.375%, 03/01/34
(a)
300,000 294,416
Martin Marietta Materials, Inc.
2.400%, 07/15/31 200,000 162,768
Standard Industries, Inc.
3.375%, 01/15/31
(a)
449,000 369,710
4.375%, 07/15/30
(a)
1,062,000 940,982
Total 2,260,247
Cable and Satellite 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
1,500,000 1,177,476
4.750%, 03/01/30
(a)
998,000 829,956
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.400%, 04/01/33 500,000 426,997
Connect Finco SARL / Connect US Finco LLC
6.750%, 10/01/26
(a)
730,000 707,150
Intelsat Jackson Holdings SA
6.500%, 03/15/30
(a)
1,107,000 1,059,912
LCPR Senior Secured Financing DAC
Series REGS, 6.750%, 10/15/27
(a)
323,000 298,860
Sunrise FinCo I BV
4.875%, 07/15/31
(a)
240,000 209,894
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
700,000 636,836
VZ Secured Financing BV
5.000%, 01/15/32
(a)
425,000 358,684
Ziggo BV
4.875%, 01/15/30
(a)
350,000 306,683
Total 6,012,448
Chemicals 0.4%
Celanese US Holdings LLC
6.379%, 07/15/32 250,000 252,598
Dow Chemical Co. (The)
4.800%, 11/30/28 44,000 43,008
5.150%, 02/15/34 250,000 240,491
Eastman Chemical Co.
5.625%, 02/20/34 250,000 243,535
FMC Corp.
3.450%, 10/01/29 46,000 40,779
Huntsman International LLC
2.950%, 06/15/31 130,000 105,316
LYB International Finance III LLC
2.250%, 10/01/30 100,000 82,656
NewMarket Corp.
2.700%, 03/18/31 26,000 21,364
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Tronox , Inc.
4.625%, 03/15/29
(a)
500,000 446,568
Westlake Corp.
3.375%, 06/15/30 114,000 100,046
Total 1,576,361
Construction Machinery 0.6%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
480,000 424,778
Herc Holdings, Inc.
5.500%, 07/15/27
(a)
488,000 474,003
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(a)
824,000 797,370
United Rentals North America, Inc.
3.875%, 02/15/31 785,000 688,444
Total 2,384,595
Consumer Cyclical Services 0.9%
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
442,000 399,347
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
500,000 428,888
CBRE Services, Inc.
5.950%, 08/15/34 250,000 248,571
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
414,000 386,970
Expedia Group, Inc.
2.950%, 03/15/31 46,000 39,217
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
802,000 730,471
5.750%, 04/15/26
(a)
175,000 172,930
Service Corp International
3.375%, 08/15/30 435,000 369,294
Uber Technologies, Inc.
4.500%, 08/15/29
(a)
952,000 889,605
Total 3,665,293
Consumer Products 0.1%
Haleon US Capital LLC
3.625%, 03/24/32 500,000 439,151
Whirlpool Corp.
2.400%, 05/15/31 60,000 48,223
4.750%, 02/26/29 63,000 60,665
Total 548,039
Diversified Manufacturing 1.5%
Carlisle Cos., Inc.
2.750%, 03/01/30 250,000 215,491
Carrier Global Corp.
5.900%, 03/15/34 450,000 459,820
Chart Industries, Inc.
7.500%, 01/01/30
(a)
750,000 767,581
Dover Corp.
2.950%, 11/04/29 80,000 70,661
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, 12/15/30
(a)
1,100,000 1,092,232
Flowserve Corp.
3.500%, 10/01/30 128,000 111,133
Ingersoll Rand, Inc.
5.700%, 08/14/33 250,000 248,320
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
4.900%, 12/01/32 200,000 190,892
Regal Rexnord Corp.
6.400%, 04/15/33
(a)
712,000 716,385

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Strategic Beta ETFs | Semiannual Report 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
TK Elevator US Newco , Inc.
5.250%, 07/15/27
(a)
614,000 587,258
Vertiv Group Corp.
4.125%, 11/15/28
(a)
300,000 277,789
WESCO Distribution, Inc.
7.125%, 06/15/25
(a)
360,000 360,325
7.250%, 06/15/28
(a)
657,000 668,200
Total 5,766,087
Electric 2.2%
AES Corp. (The)
2.450%, 01/15/31 650,000 523,109
Ameren Corp.
3.500%, 01/15/31 112,000 98,737
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 85,000 80,712
Avangrid , Inc.
3.800%, 06/01/29 29,000 26,503
Calpine Corp.
4.500%, 02/15/28
(a)
751,000 701,561
5.125%, 03/15/28
(a)
620,000 587,590
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
555,000 469,269
4.750%, 03/15/28
(a)
126,000 118,811
Constellation Energy Generation LLC
6.125%, 01/15/34 250,000 255,783
Dominion Energy, Inc.
Series C, 2.250%, 08/15/31 500,000 398,265
Duke Energy Corp.
2.450%, 06/01/30 331,000 278,681
Eversource Energy
Series R, 1.650%, 08/15/30 190,000 149,025
Exelon Corp.
5.300%, 03/15/33 250,000 243,184
National Grid PLC
5.418%, 01/11/34 250,000 240,531
NextEra Energy Capital Holdings, Inc.
5.000%, 07/15/32 500,000 481,054
NRG Energy, Inc.
3.625%, 02/15/31
(a)
49,000 41,523
3.875%, 02/15/32
(a)
59,000 49,726
Pacific Gas and Electric Co.
2.500%, 02/01/31 196,000 158,976
4.550%, 07/01/30 165,000 153,186
PG&E Corp.
5.000%, 07/01/28 130,000 123,921
5.250%, 07/01/30 1,280,000 1,199,250
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 157,685
Southern Co. (The)
Series A, 3.700%, 04/30/30 342,000 309,668
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
818,000 778,478
5.625%, 02/15/27
(a)
607,000 590,528
WEC Energy Group, Inc.
1.800%, 10/15/30 200,000 159,769
Xcel Energy, Inc.
2.600%, 12/01/29 326,000 279,484
Total 8,655,009
Environmental 0.1%
Republic Services, Inc.
2.375%, 03/15/33 305,000 239,796
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Waste Connections, Inc.
4.200%, 01/15/33 250,000 227,627
Total 467,423
Finance Companies 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 883,000 737,808
Air Lease Corp.
Series MTN, 2.875%, 01/15/32 183,000 150,411
Aon Corp.
2.800%, 05/15/30 296,000 254,944
Ares Capital Corp.
5.875%, 03/01/29 250,000 245,075
First American Financial Corp.
4.000%, 05/15/30 100,000 88,558
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(a)
860,000 826,018
GATX Corp.
4.700%, 04/01/29 86,000 82,829
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 362,094
Nationstar Mortgage Holdings, Inc.
7.125%, 02/01/32
(a)
500,000 492,943
OneMain Finance Corp.
4.000%, 09/15/30 960,000 808,136
Rocket Mortgage LLC
5.250%, 01/15/28
(a)
565,000 540,838
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
201,000 171,050
Total 4,760,704
Food and Beverage 1.4%
BellRing Brands, Inc.
7.000%, 03/15/30
(a)
200,000 202,757
Campbell Soup Co.
2.375%, 04/24/30 49,000 41,202
Constellation Brands, Inc.
4.900%, 05/01/33 250,000 235,872
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
300,000 291,813
General Mills, Inc.
4.950%, 03/29/33 250,000 239,379
Ingredion, Inc.
2.900%, 06/01/30 55,000 47,487
JBS USA Holding LUX SARL / JBS USA Food Co. / JBS LUX Co. SARL
5.750%, 04/01/33 44,000 42,065
6.750%, 03/15/34
(a)
700,000 713,326
JM Smucker Co. (The)
2.375%, 03/15/30 65,000 55,037
Keurig Dr Pepper, Inc.
4.050%, 04/15/32 350,000 318,013
Lamb Weston Holdings, Inc.
4.125%, 01/31/30
(a)
350,000 311,930
McCormick & Co., Inc.
1.850%, 02/15/31 45,000 35,764
2.500%, 04/15/30 129,000 109,129
Mondelez International, Inc.
2.750%, 04/13/30 187,000 162,074
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
1,017,000 984,638
Pilgrim's Pride Corp.
6.250%, 07/01/33 320,000 318,117

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Post Holdings, Inc.
4.625%, 04/15/30
(a)
1,148,000 1,036,101
Sysco Corp.
5.950%, 04/01/30 95,000 97,025
US Foods, Inc.
4.750%, 02/15/29
(a)
500,000 466,715
Total 5,708,444
Gaming 1.4%
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
720,000 638,437
Caesars Entertainment, Inc.
7.000%, 02/15/30
(a)
1,075,000 1,082,721
Churchill Downs, Inc.
5.750%, 04/01/30
(a)
650,000 619,870
GLP Capital LP / GLP Financing II, Inc.
4.000%, 01/15/30 201,000 179,647
Melco Resorts Finance Ltd.
5.375%, 12/04/29
(a)
861,000 767,262
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
460,000 394,888
VICI Properties LP
5.125%, 05/15/32 557,000 517,750
Wynn Macau Ltd.
5.125%, 12/15/29
(a)
721,000 637,758
5.625%, 08/26/28
(a)
640,000 590,079
Total 5,428,412
Health Care 2.9%
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
776,000 721,130
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
750,000 774,104
Baxter International, Inc.
2.539%, 02/01/32 518,000 414,769
Becton Dickinson and Co.
1.957%, 02/11/31 300,000 239,911
Boston Scientific Corp.
2.650%, 06/01/30 59,000 50,765
Cigna Group (The)
2.400%, 03/15/30 209,000 176,217
CVS Health Corp.
5.250%, 02/21/33 600,000 579,582
DaVita, Inc.
3.750%, 02/15/31
(a)
1,396,000 1,149,558
4.625%, 06/01/30
(a)
508,000 445,517
GE HealthCare Technologies, Inc.
5.905%, 11/22/32 525,000 536,199
HCA, Inc.
5.500%, 06/01/33 410,000 398,445
Hologic , Inc.
3.250%, 02/15/29
(a)
548,000 482,542
IQVIA, Inc.
5.000%, 05/15/27
(a)
525,000 506,828
Laboratory Corp. of America Holdings
2.950%, 12/01/29 76,000 66,668
LifePoint Health, Inc.
11.000%, 10/15/30
(a)
213,000 226,902
Medline Borrower LP
3.875%, 04/01/29
(a)
1,786,000 1,598,916
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.250%, 04/01/29
(a)
500,000 496,740
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Smith & Nephew PLC
2.032%, 10/14/30 76,000 61,179
Solventum Corp.
5.600%, 03/23/34
(a)
500,000 482,594
Star Parent, Inc.
9.000%, 10/01/30
(a)
500,000 523,668
Tenet Healthcare Corp.
5.125%, 11/01/27 750,000 725,776
6.125%, 06/15/30 485,000 477,821
Universal Health Services, Inc.
2.650%, 10/15/30 290,000 240,721
Total 11,376,552
Healthcare Insurance 0.2%
Centene Corp.
3.000%, 10/15/30 300,000 251,241
Elevance Health, Inc.
4.750%, 02/15/33 220,000 207,700
Humana, Inc.
2.150%, 02/03/32 226,000 175,675
Total 634,616
Healthcare REIT 0.3%
DOC DR LLC
2.625%, 11/01/31 150,000 120,759
Healthpeak OP LLC
3.000%, 01/15/30 180,000 156,158
MPT Operating Partnership LP / MPT Finance Corp.
3.500%, 03/15/31 675,000 452,593
4.625%, 08/01/29 290,000 217,233
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 110,000 86,143
Ventas Realty LP
4.400%, 01/15/29 97,000 91,602
Welltower OP LLC
2.800%, 06/01/31 293,000 244,943
Total 1,369,431
Independent Energy 1.3%
Chesapeake Energy Corp.
6.750%, 04/15/29
(a)
520,000 519,755
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
500,000 521,729
8.750%, 07/01/31
(a)
700,000 743,761
Comstock Resources, Inc.
5.875%, 01/15/30
(a)
675,000 615,614
6.750%, 03/01/29
(a)
174,000 165,915
Devon Energy Corp.
4.500%, 01/15/30 194,000 183,117
Diamondback Energy, Inc.
3.500%, 12/01/29 76,000 69,020
6.250%, 03/15/33 350,000 361,665
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
1,109,000 1,061,530
Occidental Petroleum Corp.
6.625%, 09/01/30 142,000 147,205
Southwestern Energy Co.
4.750%, 02/01/32 1,013,000 912,210
Total 5,301,521
Integrated Energy 0.0%
New Fortress Energy, Inc.
6.750%, 09/15/25
(a)
104,000 102,796

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Strategic Beta ETFs | Semiannual Report 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Leisure 1.4%
Carnival Corp.
4.000%, 08/01/28
(a)
1,320,000 1,204,845
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/28
(a)
670,000 726,354
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp.
/ Millennium Op
5.500%, 05/01/25
(a)
620,000 620,000
Life Time, Inc.
5.750%, 01/15/26
(a)
276,000 272,925
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
755,000 756,398
NCL Corp. Ltd.
5.875%, 02/15/27
(a)
500,000 488,300
Royal Caribbean Cruises Ltd.
5.500%, 04/01/28
(a)
490,000 477,199
9.250%, 01/15/29
(a)
849,000 907,257
Total 5,453,278
Life Insurance 0.3%
Athene Holding Ltd.
3.500%, 01/15/31 162,000 140,419
6.150%, 04/03/30 12,000 12,229
Corebridge Financial, Inc.
3.900%, 04/05/32 480,000 418,559
Globe Life, Inc.
2.150%, 08/15/30 200,000 155,795
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note +
3.162%), 03/01/52
(b)
628,000 579,871
Total 1,306,873
Lodging 0.4%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
951,000 799,179
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations
Borrower Esc
6.625%, 01/15/32
(a)
500,000 492,240
Marriott International, Inc.
Series FF, 4.625%, 06/15/30 284,000 269,904
Total 1,561,323
Media and Entertainment 1.9%
AMC Networks, Inc.
4.250%, 02/15/29 335,000 226,611
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27
(a)
427,000 396,043
7.875%, 04/01/30
(a)
500,000 489,649
Fox Corp.
6.500%, 10/13/33 250,000 256,526
Gray Television, Inc.
5.375%, 11/15/31
(a)
432,000 258,890
Interpublic Group of Cos., Inc. (The)
2.400%, 03/01/31 160,000 130,623
News Corp.
3.875%, 05/15/29
(a)
489,000 439,176
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
935,000 830,395
5.625%, 07/15/27
(a)
250,000 235,060
Paramount Global
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(b)
300,000 277,503
ROBLOX Corp.
3.875%, 05/01/30
(a)
424,000 366,507
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
TEGNA, Inc.
5.000%, 09/15/29 1,341,000 1,182,335
Univision Communications, Inc.
4.500%, 05/01/29
(a)
876,000 760,325
6.625%, 06/01/27
(a)
290,000 280,064
Warnermedia Holdings, Inc.
4.279%, 03/15/32 1,430,000 1,232,705
Total 7,362,412
Media Cable 0.8%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
1,489,000 1,387,011
LCPR Senior Secured Financing DAC
5.125%, 07/15/29
(a)
300,000 250,318
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
1,618,000 1,441,474
Total 3,078,803
Metals and Mining 0.5%
Arcelormittal SA
6.800%, 11/29/32 250,000 260,233
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
890,000 783,202
Newmont Corp.
2.250%, 10/01/30 174,000 144,403
Novelis Corp.
4.750%, 01/30/30
(a)
580,000 528,451
Steel Dynamics, Inc.
3.250%, 01/15/31 94,000 81,644
Vale Overseas Ltd.
6.125%, 06/12/33 250,000 245,048
Total 2,042,981
Midstream 2.5%
Boardwalk Pipelines LP
3.400%, 02/15/31 120,000 103,154
Cheniere Energy Partners LP
4.000%, 03/01/31 648,000 577,229
Cheniere Energy, Inc.
4.625%, 10/15/28 230,000 219,980
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
750,000 689,906
DT Midstream, Inc.
4.125%, 06/15/29
(a)
134,000 121,388
4.375%, 06/15/31
(a)
800,000 711,193
Enbridge, Inc.
5.700%, 03/08/33 600,000 593,587
Energy Transfer LP
6.550%, 12/01/33 440,000 458,118
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
1,026,000 938,152
6.500%, 07/01/27
(a)
329,000 330,003
Kinder Morgan, Inc.
5.400%, 02/01/34 500,000 482,470
Kinetik Holdings LP
5.875%, 06/15/30
(a)
494,000 477,794
MPLX LP
2.650%, 08/15/30 422,000 355,921
National Fuel Gas Co.
2.950%, 03/01/31 120,000 98,552
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 02/15/29
(a)
500,000 508,391
ONEOK, Inc.
6.050%, 09/01/33 525,000 531,248

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Plains All American Pipeline LP / PAA Finance Corp.
3.800%, 09/15/30 71,000 63,627
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 88,000 82,671
Targa Resources Corp.
6.500%, 03/30/34 300,000 312,732
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29
(a)
251,000 221,636
4.125%, 08/15/31
(a)
1,070,000 936,812
Venture Global LNG, Inc.
9.500%, 02/01/29
(a)
650,000 698,854
Western Midstream Operating LP
3.100%, 02/01/25 2,000 1,956
Williams Cos., Inc. (The)
2.600%, 03/15/31 480,000 397,428
Total 9,912,802
Natural Gas 0.1%
Sempra
5.500%, 08/01/33 250,000 242,932
Office REIT 0.2%
Boston Properties LP
3.250%, 01/30/31 346,000 287,638
COPT Defense Properties LP
2.000%, 01/15/29 123,000 102,586
Highwoods Realty LP
2.600%, 02/01/31 136,000 106,447
Piedmont Operating Partnership LP
3.150%, 08/15/30 128,000 98,707
Total 595,378
Oil Field Services 0.8%
Transocean, Inc.
8.750%, 02/15/30
(a)
450,000 469,418
Valaris Ltd.
8.375%, 04/30/30
(a)
500,000 513,748
Venture Global LNG, Inc.
8.375%, 06/01/31
(a)
1,470,000 1,509,061
Weatherford International Ltd.
8.625%, 04/30/30
(a)
699,000 725,455
Total 3,217,682
Other Financial Institutions 0.4%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.250%, 05/15/27 557,000 511,554
6.250%, 05/15/26 589,000 573,094
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
370,000 347,997
Total 1,432,645
Other Industry 0.2%
Coherent Corp.
5.000%, 12/15/29
(a)
904,000 833,635
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 95,708
Total 929,343
Other REIT 0.4%
Broadstone Net Lease LLC
2.600%, 09/15/31 68,000 52,811
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC /
GGSI Sellco LL
5.750%, 05/15/26
(a)
378,000 365,830
CubeSmart LP
2.000%, 02/15/31 98,000 76,899
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Extra Space Storage LP
2.550%, 06/01/31 240,000 194,399
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/26
(a)
270,000 251,830
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 258,000 225,183
LXP Industrial Trust
2.700%, 09/15/30 56,000 45,818
Safehold GL Holdings LLC
2.800%, 06/15/31 110,000 89,957
WP Carey, Inc.
2.400%, 02/01/31 150,000 121,663
Total 1,424,390
Other Utility 0.1%
American Water Capital Corp.
4.450%, 06/01/32 250,000 233,694
Essential Utilities, Inc.
2.704%, 04/15/30 220,000 187,002
Total 420,696
Packaging 0.8%
Amcor Finance USA, Inc.
5.625%, 05/26/33 250,000 248,135
Ball Corp.
2.875%, 08/15/30 588,000 491,325
3.125%, 09/15/31 530,000 439,966
6.000%, 06/15/29 200,000 198,956
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27
(a)
980,000 997,465
Pactiv Evergreen Group Issuer Inc /Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/27
(a)
440,000 408,838
Trivium Packaging Finance BV
5.500%, 08/15/26
(a)
200,000 196,458
Total 2,981,143
Paper 0.2%
Mercer International, Inc.
5.125%, 02/01/29 781,000 682,495
Rayonier LP
2.750%, 05/17/31 150,000 121,097
Suzano Austria GmbH
3.750%, 01/15/31 55,000 47,329
Total 850,921
Pharmaceuticals 0.9%
Amgen, Inc.
5.250%, 03/02/33 1,200,000 1,174,235
Biogen, Inc.
2.250%, 05/01/30 175,000 144,496
Gilead Sciences, Inc.
5.250%, 10/15/33 250,000 246,391
Jazz Securities DAC
4.375%, 01/15/29
(a)
364,000 333,060
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
600,000 546,656
5.125%, 04/30/31
(a)
940,000 813,020
Viatris , Inc.
2.700%, 06/22/30 228,000 188,579
Zoetis, Inc.
2.000%, 05/15/30 268,000 220,540
Total 3,666,977
Property & Casualty 1.2%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.750%, 04/15/28
(a)
780,000 779,433

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Strategic Beta ETFs | Semiannual Report 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
7.000%, 01/15/31
(a)
250,000 250,925
Assurant, Inc.
2.650%, 01/15/32 40,000 31,983
Brown & Brown, Inc.
2.375%, 03/15/31 256,000 206,604
CNA Financial Corp.
5.125%, 02/15/34 250,000 235,554
Enstar Group Ltd.
3.100%, 09/01/31 101,000 80,723
Fairfax Financial Holdings Ltd.
3.375%, 03/03/31 300,000 255,965
Fidelity National Financial, Inc.
2.450%, 03/15/31 127,000 101,514
3.400%, 06/15/30 8,000 6,934
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 65,639
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US
Refinance LLC
7.250%, 02/15/31
(a)
500,000 493,223
HUB International Ltd.
7.250%, 06/15/30
(a)
1,400,000 1,422,107
Markel Group, Inc.
3.350%, 09/17/29 44,000 39,236
Panther Escrow Issuer LLC
7.125%, 06/01/31
(a)
500,000 502,603
Willis North America, Inc.
4.500%, 09/15/28 121,000 115,635
Total 4,588,078
Railroads 0.2%
Canadian Pacific Railway Co.
2.450%, 12/02/31 500,000 443,549
CSX Corp.
5.200%, 11/15/33 250,000 246,530
Norfolk Southern Corp.
3.000%, 03/15/32 250,000 211,012
Total 901,091
Real Estate 0.0%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 250,000 190,542
Refining 0.2%
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 539,000 525,772
Phillips 66 Co.
3.150%, 12/15/29 120,000 106,495
Valero Energy Corp.
4.350%, 06/01/28 21,000 20,160
Total 652,427
Restaurants 0.7%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
1,557,000 1,341,470
McDonald's Corp.
4.950%, 08/14/33 250,000 241,603
Starbucks Corp.
4.800%, 02/15/33 300,000 287,725
Yum! Brands, Inc.
3.625%, 03/15/31 168,000 145,067
4.625%, 01/31/32 941,000 847,755
Total 2,863,620
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 100,000 79,440
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Retail REIT 0.1%
Agree LP
2.900%, 10/01/30 90,000 75,875
Brixmor Operating Partnership LP
4.125%, 05/15/29 110,000 101,698
Kimco Realty OP LLC
2.700%, 10/01/30 29,000 24,373
4.600%, 02/01/33 250,000 228,775
Total 430,721
Retailers 1.2%
AutoNation, Inc.
4.750%, 06/01/30 120,000 112,529
AutoZone, Inc.
4.750%, 02/01/33 250,000 234,402
Bath & Body Works, Inc.
6.625%, 10/01/30
(a)
494,000 493,883
Best Buy Co., Inc.
1.950%, 10/01/30 125,000 101,111
Dollar General Corp.
3.500%, 04/03/30 108,000 96,806
5.450%, 07/05/33 250,000 244,722
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
500,000 456,687
Lowe's Cos., Inc.
2.625%, 04/01/31 250,000 209,567
3.750%, 04/01/32 250,000 222,750
O'Reilly Automotive, Inc.
4.700%, 06/15/32 250,000 236,047
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
1,000,000 922,983
Rakuten Group, Inc.
11.250%, 02/15/27
(a)
500,000 520,119
Tapestry, Inc.
7.850%, 11/27/33 500,000 523,043
Tractor Supply Co.
5.250%, 05/15/33 250,000 244,387
Total 4,619,036
Supermarkets 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
1,116,000 983,657
4.625%, 01/15/27
(a)
82,000 78,341
Total 1,061,998
Technology 4.2%
Amdocs Ltd.
2.538%, 06/15/30 160,000 133,950
Amphenol Corp.
2.800%, 02/15/30 212,000 185,389
Block, Inc.
3.500%, 06/01/31 1,104,000 933,603
Boost Newco Borrower LLC
7.500%, 01/15/31
(a)
940,000 969,504
Broadcom, Inc.
3.137%, 11/15/35
(a)
800,000 621,483
3.187%, 11/15/36
(a)
500,000 383,514
CDW LLC / CDW Finance Corp.
3.569%, 12/01/31 200,000 170,469
CGI, Inc.
2.300%, 09/14/31 45,000 35,031
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
436,000 397,105

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.875%, 07/01/29
(a)
500,000 455,478
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
1,500,000 1,422,484
Dell International LLC / EMC Corp.
5.300%, 10/01/29 2,000 1,979
Entegris , Inc.
5.950%, 06/15/30
(a)
440,000 428,554
Equinix , Inc.
2.150%, 07/15/30 200,000 163,041
Fiserv, Inc.
5.625%, 08/21/33 500,000 496,294
Gen Digital, Inc.
6.750%, 09/30/27
(a)
300,000 301,126
Global Payments, Inc.
3.200%, 08/15/29 326,000 287,499
HP, Inc.
5.500%, 01/15/33 360,000 354,537
Imola Merger Corp.
4.750%, 05/15/29
(a)
676,000 622,391
Iron Mountain, Inc.
4.500%, 02/15/31
(a)
270,000 238,221
5.250%, 07/15/30
(a)
792,000 735,675
Kyndryl Holdings, Inc.
3.150%, 10/15/31 292,000 237,980
Leidos , Inc.
2.300%, 02/15/31 350,000 281,956
Marvell Technology, Inc.
2.950%, 04/15/31 200,000 168,039
Micron Technology, Inc.
4.663%, 02/15/30 250,000 237,820
Motorola Solutions, Inc.
4.600%, 05/23/29 296,000 284,229
NCR Atleos Corp.
9.500%, 04/01/29
(a)
500,000 531,429
NCR Voyix Corp.
5.125%, 04/15/29
(a)
687,000 631,345
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
964,000 909,966
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30 194,000 172,202
Open Text Corp.
3.875%, 02/15/28
(a)
150,000 136,929
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
521,000 457,748
Oracle Corp.
4.900%, 02/06/33 750,000 710,271
Rakuten Group, Inc.
6.250%, (US 5 Year CMT T-Note +
4.956%), 10/22/72
(a),(b)
600,000 432,000
Sensata Technologies BV
4.000%, 04/15/29
(a)
300,000 268,493
SS&C Technologies, Inc.
5.500%, 09/30/27
(a)
10,000 9,730
UKG, Inc.
6.875%, 02/01/31
(a)
900,000 901,636
VMware LLC
2.200%, 08/15/31 428,000 338,334
Vontier Corp.
2.950%, 04/01/31 275,000 223,925
Western Union Co. (The)
2.750%, 03/15/31 164,000 133,639
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Workday, Inc.
3.800%, 04/01/32 300,000 264,956
Total 16,669,954
Tobacco 0.3%
Bat Capital Corp.
6.421%, 08/02/33 840,000 863,358
Vector Group Ltd.
5.750%, 02/01/29
(a)
370,000 336,461
Total 1,199,819
Transportation Services 0.0%
GXO Logistics, Inc.
2.650%, 07/15/31 130,000 103,057
Wireless 0.8%
American Tower Corp.
1.875%, 10/15/30 250,000 197,903
3.800%, 08/15/29 19,000 17,376
Crown Castle, Inc.
2.100%, 04/01/31 180,000 142,439
Rogers Communications, Inc.
3.800%, 03/15/32 250,000 218,134
5.300%, 02/15/34 250,000 239,657
SBA Communications Corp.
3.125%, 02/01/29 848,000 738,510
3.875%, 02/15/27 272,000 255,520
T-Mobile USA, Inc.
5.200%, 01/15/33 600,000 581,893
Vmed O2 UK Financing I PLC
4.750%, 07/15/31
(a)
334,000 279,016
Vodafone Group PLC
4.125%, (US 5 Year CMT T-Note +
2.767%), 06/04/81
(b)
250,000 209,109
7.000%, (USD 5 Year Swap +
4.873%), 04/04/79
(b)
441,000 448,964
Total 3,328,521
Wirelines 1.2%
AT&T, Inc.
5.400%, 02/15/34 250,000 244,531
Bell Telephone Co. of Canada or Bell Canada
5.100%, 05/11/33 250,000 239,889
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
1,066,000 980,530
Iliad Holding SASU
7.000%, 10/15/28
(a)
897,000 877,278
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/28
(a)
1,080,000 1,120,670
Verizon Communications, Inc.
2.355%, 03/15/32 1,520,000 1,211,884
Total 4,674,782
Total Corporate Bonds
(Cost $189,047,876) 176,567,966
Foreign Government Obligations
(c),(d)
  29.6%
Principal
Amount ($) Value ($)
Australia 0.9%
Australia Government Bond
Series 163, 1.000%, 11/21/31 AUD 7,016,000 3,583,604
Brazil 1.7%
Brazilian Government International Bond
3.875%, 06/12/30 2,152,000 1,890,506
6.000%, 10/20/33 2,901,000 2,772,195

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Strategic Beta ETFs | Semiannual Report 2024
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Petrobras Global Finance BV
6.500%, 07/03/33 2,000,000 1,970,407
Total 6,633,108
Canada 0.9%
Canadian Government Bond
1.250%, 06/01/30 CAD 2,096,000 1,316,318
1.500%, 06/01/31 CAD 3,870,000 2,416,233
Total 3,732,551
Chile 0.6%
Corp Nacional del Cobre de Chile
Series REGS, 5.950%, 01/08/34 1,600,000 1,550,531
Series REGS, 6.440%, 01/26/36 750,000 746,361
Total 2,296,892
Colombia 1.9%
Colombia Government International Bond
3.125%, 04/15/31 606,000 467,687
7.500%, 02/02/34 2,967,000 2,907,687
Ecopetrol SA
6.875%, 04/29/30 418,000 398,851
8.875%, 01/13/33 3,316,000 3,392,549
Total 7,166,774
Costa Rica 0.6%
Costa Rica Government International Bond
Series REGS, 6.550%, 04/03/34 2,250,000 2,277,700
Dominican Republic 1.0%
Dominican Republic International Bond
Series REGS, 4.875%, 09/23/32 4,542,000 3,975,183
France 0.9%
French Republic Government Bond OAT
Series 16Y, 2.500%, 05/25/30
(a)
EUR 1,491,000 1,560,127
Series 15Y, 1.500%, 05/25/31
(a)
EUR 2,055,000 2,001,898
Total 3,562,025
Germany 0.9%
Bundesrepublik Deutschland Bundesanleihe
0.172%, 08/15/30 EUR 758,000 693,200
2.300%, 02/15/33 EUR 2,733,000 2,866,192
Total 3,559,392
Guatemala 0.4%
Guatemala Government Bond
Series REGS, 6.600%, 06/13/36 1,500,000 1,467,036
Hungary 0.6%
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 2,402,000 1,848,214
Series REGS, 6.250%, 09/22/32 225,000 226,976
Series REGS, 5.500%, 03/26/36 500,000 466,941
Total 2,542,131
India 0.4%
Export-Import Bank of India
Series REGS, 2.250%, 01/13/31 2,000,000 1,612,240
Indonesia 1.6%
Indonesia Government International Bond
3.850%, 10/15/30 447,000 408,614
Series REGS, 7.750%, 01/17/38 2,260,000 2,707,467
Pertamina Persero PT
Series REGS, 3.650%, 07/30/29 312,000 283,655
Series REGS, 2.300%, 02/09/31 1,115,000 897,800
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.700%, 06/06/32 2,000,000 1,897,530
Total 6,195,066
Italy 0.9%
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Italy Buoni Poliennali Del Tesoro
Series 31Y, 6.000%, 05/01/31 EUR 2,950,000 3,632,148
Ivory Coast 0.5%
Ivory Coast Government International Bond
8.250%, 01/30/37 1,300,000 1,244,107
Series REGS, 6.125%, 06/15/33 1,000,000 866,793
Total 2,110,900
Japan 0.9%
Japan Government Ten Year Bond
Series 360, 0.100%, 09/20/30 JPY 31,000,000 191,432
Series 368, 0.200%, 09/20/32 JPY 363,500,000 2,209,233
Series 366, 0.200%, 03/20/32 JPY 88,000,000 538,103
Series 371, 0.400%, 06/20/33 JPY 96,000,000 588,645
Total 3,527,413
Kazakhstan 0.3%
KazMunayGas National Co. JSC
3.500%, 04/14/33 500,000 400,492
Series REGS, 5.375%, 04/24/30 830,000 792,175
Total 1,192,667
Mexico 1.8%
Comision Federal de Electricidad
Series REGS, 3.348%, 02/09/31 2,096,000 1,698,659
Mexico Government International Bond
2.659%, 05/24/31 3,479,000 2,821,244
6.000%, 05/07/36 3,000,000 2,894,373
Total 7,414,276
Morocco 0.4%
Morocco Government International Bond
6.500%, 09/08/33 1,700,000 1,703,156
New Zealand 0.9%
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 1,468,000 803,023
Series 0531, 1.500%, 05/15/31 NZD 1,652,000 787,094
Series 0433, 3.500%, 04/14/33 NZD 3,710,000 1,979,574
Total 3,569,691
Norway 0.9%
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 5,580,000 436,045
Series 486, 3.000%, 08/15/33
(a)
NOK 23,350,000 1,970,977
Series 484, 2.125%, 05/18/32
(a)
NOK 14,000,000 1,115,575
Total 3,522,597
Oman 0.8%
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 1,000,000 1,000,111
Series REGS, 6.250%, 01/25/31 2,100,000 2,120,930
Total 3,121,041
Panama 0.6%
Panama Government International Bond
6.700%, 01/26/36 1,288,000 1,209,615
2.252%, 09/29/32 1,170,000 809,739
6.400%, 02/14/35 500,000 458,978
Total 2,478,332
Paraguay 0.3%
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 598,000 560,583
Series REGS, 2.739%, 01/29/33 1,000,000 785,297
Total 1,345,880
Peru 1.1%
Peruvian Government International Bond
2.783%, 01/23/31 3,821,000 3,178,589

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 15
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
3.000%, 01/15/34 1,344,000 1,054,222
Total 4,232,811
Philippines 1.0%
Philippine Government International Bond
9.500%, 02/02/30 3,156,000 3,795,321
Romania 0.8%
Romanian Government International Bond
Series REGS, 6.375%, 01/30/34 2,000,000 1,952,991
7.125%, 01/17/33 1,184,000 1,222,835
Total 3,175,826
Serbia 0.4%
Serbia International Bond
Series REGS, 6.500%, 09/26/33 1,500,000 1,496,279
South Africa 0.7%
Republic of South Africa Government
International Bond
5.875%, 06/22/30 500,000 460,195
4.850%, 09/30/29 2,650,000 2,359,420
Total 2,819,615
Sweden 0.8%
Sweden Government Bond
Series 1056, 2.250%, 06/01/32 SEK 20,000 1,792
Series 1062, 0.125%, 05/12/31 SEK 31,070,000 2,405,203
Series 1065, 1.750%, 11/11/33 SEK 10,000,000 855,411
Series 1061, 0.750%, 11/12/29 SEK 30,000 2,485
Total 3,264,891
Switzerland 0.9%
Swiss Confederation Government Bond
3.500%, 04/08/33 CHF 2,581,000 3,485,106
0.138%, 06/22/29 CHF 56,000 58,618
Total 3,543,724
United Arab Emirates 1.4%
DP World PLC
Series REGS, 6.850%, 07/02/37 2,550,000 2,681,534
Finance Department Government of Sharjah
Series REGS, 6.125%, 03/06/36 1,500,000 1,458,688
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 1,400,000 1,232,765
Total 5,372,987
United Kingdom 0.9%
United Kingdom Gilt
4.750%, 12/07/30 GBP 2,675,000 3,454,418
0.250%, 07/31/31 GBP 162,000 153,084
Total 3,607,502
Uruguay 0.9%
Uruguay Government International Bond
5.750%, 10/28/34 1,400,000 1,425,089
4.375%, 01/23/31 2,154,000 2,065,921
Total 3,491,010
Total Foreign Government Obligations
(Cost $127,095,224) 117,021,769
Residential Mortgage-Backed Securities - Agency   15.0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 12.2%
2.000%, 05/15/54
(e)
1,940,000 1,464,112
3.000%, 05/15/54
(e)
1,290,000 1,065,009
3.500%, 05/15/54
(e)
3,229,000 2,782,877
4.000%, 05/15/54
(e)
5,145,000 4,601,301
4.500%, 05/15/54
(e)
7,010,000 6,459,114
5.000%, 05/15/54
(e)
9,700,000 9,190,824
Residential Mortgage-Backed Securities - Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.500%, 05/15/54
(e)
9,725,000 9,438,608
6.000%, 05/15/54
(e)
8,500,000 8,420,977
6.500%, 05/15/54
(e)
4,900,000 4,936,951
Total 48,359,773
Federal Home Loan Mortgage Corporation 2.2%
2.500%, 08/01/50 5,026,978 4,013,510
3.000%, 01/01/50 228,773 191,783
3.000%, 02/01/50 233,292 195,931
3.000%, 08/01/50 3,386,946 2,835,760
3.500%, 08/01/47 426,576 375,560
3.500%, 08/01/49 121,575 106,335
3.500%, 09/01/49 148,036 129,685
3.500%, 10/01/49 162,163 141,915
3.500%, 11/01/49 160,730 141,066
3.500%, 02/01/50 181,454 158,959
4.000%, 08/01/49 126,501 114,275
4.000%, 09/01/49 160,202 144,795
Total 8,549,574
Federal National Mortgage Association 0.6%
3.000%, 12/01/49 215,059 180,662
3.000%, 01/01/50 279,325 234,650
3.000%, 01/01/50 224,081 188,241
3.000%, 02/01/50 220,417 185,162
3.000%, 03/01/50 230,998 193,705
3.500%, 04/01/49 43,765 38,377
3.500%, 08/01/49 126,044 110,429
3.500%, 09/01/49 234,256 205,235
3.500%, 09/01/49 142,515 124,860
3.500%, 10/01/49 150,205 131,596
3.500%, 12/01/49 171,325 150,099
3.500%, 02/01/50 172,169 150,839
4.000%, 09/01/47 185,496 169,145
4.000%, 03/01/48 336,218 307,458
4.000%, 05/01/49 36,576 33,054
Total 2,403,512
Total Residential Mortgage-Backed
Securities - Agency
(Cost $62,983,351) 59,312,859
Treasury Bills   7.5%
Principal
Amount ($) Value ($)
United States 7.5%
U.S. Treasury Bills
5.191%, 07/11/24 10,000,000 9,896,312
5.358%, 06/13/24 10,000,000 9,937,006
5.408%, 05/09/24 10,000,000 9,988,266
Total 29,821,584
Total Treasury Bills
(Cost $29,825,956) 29,821,584
U.S. Treasury Obligations   9.9%
Principal
Amount ($) Value ($)
U.S. Treasury Bond 7.2%
2.750%, 08/15/42 5,886,000 4,355,640
3.000%, 05/15/42 4,500,000 3,476,250
3.250%, 05/15/42 9,002,000 7,229,731
4.125%, 08/15/53 2,426,000 2,172,028
4.250%, 02/15/54 4,050,000 3,708,914
4.375%, 08/15/43 2,248,000 2,099,772
4.500%, 02/15/44 2,000,000 1,898,750
4.750%, 11/15/43 1,000,000 981,094

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Strategic Beta ETFs | Semiannual Report 2024
Notes to Portfolio of Investments
U.S. Treasury Obligations (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.750%, 11/15/53 2,327,000 2,314,638
Total 28,236,817
U.S. Treasury Note 2.7%
3.500%, 02/15/33 2,040,000 1,865,962
3.875%, 08/15/33 2,413,000 2,265,581
4.000%, 02/15/34 4,500,000 4,261,641
4.500%, 11/15/33 2,363,000 2,328,663
Total 10,721,847
Total U.S. Treasury Obligations
(Cost $41,657,486) 38,958,664
Money Market Funds 5.3%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
5.180%
(f)
20,800,140 20,800,140
Total Money Market Funds
(Cost $20,800,140) 20,800,140
Total Investments in Securities
(Cost $471,410,033) 442,482,982
Other Assets & Liabilities, Net (47,166,628)
Net Assets 395,316,354
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to
$112,497,082, which represents 28.46% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of April 30, 2024.
(c) Principal amounts are shown in United States Dollars unless otherwise noted.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at April 30, 2024.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 17
Fair Value Measurements (continued)
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Corporate Bonds – 176,567,966 – 176,567,966
Foreign Government Obligations – 117,021,769 – 117,021,769
Residential Mortgage-Backed Securities - Agency – 59,312,859 – 59,312,859
Treasury Bills – 29,821,584 – 29,821,584
U.S. Treasury Obligations – 38,958,664 – 38,958,664
Money Market Funds 20,800,140 – – 20,800,140
Total Investments in Securities 20,800,140 421,682,842 – 442,482,982
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Strategic Beta ETFs | Semiannual Report 2024
Assets
Investments in securities, at value
Unaffiliated issuers (cost $471,410,033) $442,482,982
Cash 1,147,513
Foreign currency (cost $23) 23
Receivable for:
Interest 4,421,486
Investments sold 1,958,293
Investments sold on a delayed delivery basis 756,601
Dividends 86,026
Reclaims receivable 85,998
Total assets 450,938,922
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 50,140,288
Investments purchased 5,388,935
Investment management fees 93,345
Total liabilities 55,622,568
Net assets applicable to outstanding capital stock $395,316,354
Represented by:
Paid-in capital $522,905,328
Total distributable earnings (loss) (127,588,974)
Total - representing net assets applicable to outstanding capital stock $395,316,354
Shares outstanding 22,850,000
Net asset value per share $17.30

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 19
3
Investment Income:
Interest $9,042,226
Dividends - unaffiliated issuers 370,170
Foreign taxes withheld (486)
Total income 9,411,910
Expenses:
Investment management fees 553,028
Total expenses 553,028
Net Investment Income 8,858,882
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (5,797,445)
In-kind transactions - unaffiliated issuers (2,081,658)
Foreign currency translations (1,836)
Net realized loss (7,880,939)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 23,942,691
Foreign currency translations (216)
Net change in unrealized appreciation 23,942,475
Net realized and unrealized gain 16,061,536
Net Increase in net assets resulting from operations $24,920,418

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Strategic Beta ETFs | Semiannual Report 2024
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Operations
Net investment income $8,858,882 $17,877,740
Net realized loss (7,880,939) (59,840,656)
Net change in unrealized appreciation 23,942,475 62,490,478
Net increase in net assets resulting from operations 24,920,418 20,527,562
Distributions to shareholders
Net investment income and net realized gains (8,737,378) (18,320,604)
Shareholder transactions
Proceeds from shares sold 49,009,583 83,563,108
Cost of shares redeemed (17,196,379) (310,480,813)
Net increase (decrease) in net assets resulting from shareholder transactions 31,813,204 (226,917,705)
Increase (decrease) in net assets 47,996,244 (224,710,747)
Net Assets:
Net assets beginning of period 347,320,110 572,030,857
Net assets at end of period $395,316,354 $347,320,110
Capital stock activity
Shares outstanding, beginning of period 21,050,000 34,050,000
Shares sold 2,800,000 4,750,000
Shares redeemed (1,000,000) (17,750,000)
Shares outstanding, end of period 22,850,000 21,050,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 21
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020,
Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm
ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratio of expenses and net investment income are annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
Six Months Ended
April 30, 2024
(Unaudited) 2023 2022 2021 2020 2019
Per share data
Net asset value, beginning of period $16.50 $16.80 $21.29 $21.36 $20.78 $18.86
Income (loss) from investment operations:
Net investment income 0.39 0.68 0.54 0.50 0.60 0.72
Net realized and unrealized gain (loss) 0.80 (0.30)
(a)
(4.48) (0.04) 0.57 1.91
Total from investment operations 1.19 0.38 (3.94) 0.46 1.17 2.63
Less distributions to shareholders:
Net investment income (0.39) (0.68) (0.55) (0.53) (0.59) (0.71)
Total distribution to shareholders (0.39) (0.68) (0.55) (0.53) (0.59) (0.71)
Net asset value, end of period $17.30 $16.50 $16.80 $21.29 $21.36 $20.78
Total Return at NAV 7.19% 2.10% (18.80)% 2.16% 5.71% 14.21%
Total Return at Market Price 6.50% 2.22% (18.87)% 1.97% 5.69% 14.78%
Ratios to average net assets:
Total gross expenses
(b)
0.28% 0.28%
(c)
0.28%
(c)
0.28% 0.28% 0.28%
Total net expenses
(b)(d)
0.28% 0.28%
(c)
0.28%
(c)
0.28% 0.28% 0.28%
Net investment income 4.49% 3.86% 2.78% 2.34% 2.87% 3.62%
Supplemental data
Net assets, end of
period
(in thousands) $395,316 $347,320 $572,031 $1,215,511 $536,060 $193,227
Portfolio turnover 100% 184% 198% 171% 156% 171%
(a) Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss)
presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited)
22 Strategic Beta ETFs | Semiannual Report 2024
Note 1. Organization
Columbia Diversified Fixed Income Allocation ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 23
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the London Stock Exchange on any given day. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments.
Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of
Operations.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate.
During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the
Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2024
of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 25
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, “Tailored Shareholder Reports for
Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements.” The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.28% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2024
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $401,608,273 and $391,128,862, respectively, for the six months ended April 30, 2024, of which
$13,699,283 and $13,481,777, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2024, the cost basis of securities contributed was $38,582,952.
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
471,410,033 1,134,558 (30,061,609) (28,927,051)
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
(54,663,601) (35,737,706) (90,401,307)

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 27
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2024, the in-kind redemption cost basis was $19,043,049, the proceeds from sales were
$16,961,391 and the net realized loss was $2,081,658.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2024
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 29
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
30 Strategic Beta ETFs | Semiannual Report 2024
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2023, through
December 31, 2023, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR290_10_P01_(06/24)
CET002082
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
SEMIANNUAL REPORT
April 30, 2024 (Unaudited)
Columbia Multi-Sector Municipal Income ETF
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual
Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-
depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a Fund. Much of the information, including a Fund's financial statements, that is currently disclosed in a Fund's shareholder reports will instead be made available on the Fund's website and filed on
Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request.
Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending
May 31, 2024.
The new rule also requires the Funds to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder
Report in the mail unless they have elected to receive their Fund documents electronically.

Strategic Beta ETFs | Semiannual Report 2024

Fund at a Glance 3
Understanding Your Fund’s Expenses 5
Portfolio of Investments 6
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 22
Notes to Financial Statements 23
Liquidity Risk Management Program 30
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 3
Portfolio management
Catherine Stienstra
Lead Portfolio Manager
Managed Fund since 2018
Douglas Rangel, CFA
Portfolio Manager
Managed Fund since June 2022
William (Bill) Callagy
Portfolio Manager
Managed Fund since June 2022
Investment objective
Columbia Multi-Sector Municipal Income ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Multi-Sector Municipal Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage
®
Multi-Sector Municipal Bond Index is a rules-based multi-sector strategic beta approach to measuring the performance of the U.S. tax-exempt bond market, which is composed of bonds issued by or on behalf of state or local governments whose interest is exempt from regular federal income tax (but may be subject to the alternative minimum tax), through representation of five segments of the municipal debt market in the Index, with a focus on yield, quality, maturity, liquidity, and interest rate sensitivity of the particular eligible segment. The Index includes publicly issued U.S. dollar denominated, fixed rate municipal bonds. California bonds, Guam bonds, Puerto Rico bonds, U.S. Virgin Island bonds, other U.S. territories, commonwealths and possessions, pre-refunded bonds, insured bonds, floaters, callable bonds with less than 1 year to call, tobacco bonds, and derivatives are all excluded from the
Index. The five fixed segments with their respective weightings are as follows: Municipal Core Revenue
Segment (45%); Municipal Health Care Segment (20%); Municipal High-Quality Revenue Segment (15%);
The Municipal Core General Obligation Segment (10%); and the Municipal High Yield Segment (10%).
Each segment of the Index is constructed with rules specific to the segment to provide a better balance of quality, yield and liquidity. The rules for each segment can be found in the Fund’s prospectus. It is not possible to invest directly in an index.
The Bloomberg Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2024)
Inception
6 Months
cumulative 1 Year 5 Years Life
Market Price 10/10/18 7.63 2.21 1.62 2.65
Net Asset Value 10/10/18 7.37 2.11 1.65 2.61
{
Beta Advantage®
}
Multi-Sector
Municipal Bond Index 7.52 2.63 1.69 2.63
Bloomberg Municipal Bond Index 7.06 2.08 1.26 2.16

FUND AT A GLANCE
(continued)
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2024
Quality breakdown (%) (at April 30, 2024)
AAA rating 9.3
AA rating 39.5
A rating 36.2
BBB rating 6.0
BB rating 8.1
B rating 0.4
Not rated 0.5
Total 100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as "Not rated." Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top ten states/territories (%) (at April 30, 2024)
New York 17 .9
Texas 10 .7
New Jersey 10 .0
Illinois 8 .3
Pennsylvania 6 .9
Florida 5 .7
Colorado 4 .9
Connecticut 4 .6
Ohio 3 .3
Georgia 2 .8
Percentages indicated are based upon total investments (excluding Money Market
Funds and derivatives, if any).
For further detail about these holdings, please refer to the section entitled "Portfolio of Investments".
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 5
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2024.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2023 — April 30, 2024
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Multi-Sector Municipal Income ETF 1,000.00 1,000.00 1,073.70 1,023.72 1.19 1.16 0.23

PORTFOLIO OF INVESTMENTS
April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Strategic Beta ETFs | Semiannual Report 2024
Municipal Bonds   98.6%
Issue
Description
Principal
Amount ($) Value ($)
Alabama 0.6%
Health Care Authority of The City of
Huntsville (The), Series B1
Revenue Bonds
5.000%, 06/01/36 370,000 393,718
5.000%, 06/01/38 525,000 551,960
Hoover Industrial Development Board
Revenue Bonds
5.750%, 10/01/49 500,000 512,806
UAB Medicine Finance Authority, Series B
Revenue Bonds
5.000%, 09/01/35 235,000 242,981
4.000%, 09/01/36 525,000 525,818
Total Alabama 2,227,283
Arizona 1.3%
Arizona Industrial Development Authority
Revenue Bonds
6.000%, 07/01/47
(a)
330,000 330,504
City of Phoenix Civic Improvement Corp.
Series D
Revenue Bonds
5.000%, 07/01/36 1,500,000 1,578,971
Maricopa County Industrial Development
Authority
Series A
Revenue Bonds
4.000%, 01/01/38 1,720,000 1,697,148
Maricopa County Special Health Care
District
5.000% 07/01/31, Series C 510,000 547,464
5.000% 07/01/32, Series D 875,000 982,567
Total Arizona 5,136,654
Colorado 4.8%
City & County of Denver
Revenue Bonds
5.000%, 10/01/32 100,000 100,008
City & County of Denver CO Airport System
Revenue, Series A
Revenue Bonds
5.000%, 12/01/27 160,000 166,491
5.000%, 11/15/29 325,000 338,802
5.000%, 12/01/29 555,000 583,142
5.000%, 11/15/30 2,700,000 2,911,310
5.000%, 12/01/30 150,000 160,629
5.000%, 11/15/37 1,000,000 1,081,576
City of Colorado Springs Co. Utilities
System Revenue
Series A-1
Revenue Bonds
5.000%, 11/15/30 850,000 905,015
Colorado Health Facilities Authority
Revenue Bonds
5.000% 08/01/35, Series A-1 500,000 532,266
5.000% 08/01/35, Series A-2 200,000 211,042
4.000% 08/01/37, Series A 370,000 367,593
4.000% 08/01/38, Series A-1 500,000 494,636
4.000% 11/15/38 270,000 272,212
4.000% 11/01/39, Series A 280,000 275,402
5.000% 11/01/39, Series A 180,000 188,287
5.000% 11/15/41, Series A 250,000 269,396
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 11/15/43, Series A 790,000 771,745
4.000% 08/01/44, Series A-1 1,190,000 1,116,869
5.000% 08/01/44, Series A-2 1,200,000 1,244,804
5.000% 11/01/44, Series A 700,000 723,848
4.000% 11/15/46, Series A 715,000 688,547
5.000% 11/15/57, Series A-2
(Mandatory Put 11/15/33) 1,000,000 1,116,599
Colorado Housing and Finance Authority
Series L
Revenue Bonds
1.650%, 05/01/29 250,000 223,355
Denver City & County School District No 1
4.000%, 12/01/31 500,000 505,824
E-470 Public Highway Authority
Series A
Revenue Bonds
0.000%, 09/01/34
(b)
140,000 96,928
State of Colorado
Revenue Bonds
5.000% 12/15/29, Series A 1,000,000 1,082,489
4.000% 03/15/30, Series L 250,000 255,853
5.000% 12/15/31, Series A 435,000 485,166
5.000% 12/15/33, Series A 1,000,000 1,114,352
4.000% 12/15/36, Series A 500,000 510,846
3.000% 12/15/37, Series A 250,000 224,775
Total Colorado 19,019,807
Connecticut 4.5%
Connecticut Housing Finance Authority
Series A-1
Revenue Bonds
2.875%, 11/15/30 175,000 164,195
Connecticut State Health & Educational
Facilities Authority
Revenue Bonds
5.000% 07/01/32, Series A 1,930,000 2,023,389
5.000% 07/01/35, Series A 265,000 286,047
3.000% 07/01/39, Series A 345,000 271,212
5.000% 12/01/45 775,000 782,517
5.000% 09/01/46, Series A
(a)
500,000 425,792
State of Connecticut
5.000% 11/15/26, Series F 315,000 328,523
5.000% 09/15/28, Series D 1,000,000 1,079,596
5.000% 03/15/32, Series A 1,000,000 1,031,036
5.000% 11/15/32, Series E 670,000 768,355
State of Connecticut Special Tax Revenue
Revenue Bonds
5.000% 01/01/29, Series A 520,000 553,834
5.000% 05/01/29, Series A 1,020,000 1,114,102
5.000% 09/01/30, Series A 325,000 337,828
5.000% 10/01/31, Series B 510,000 551,403
5.000% 05/01/33, Series A 465,000 522,571
5.000% 05/01/35, Series A 950,000 1,063,588
4.000% 05/01/36, Series A 745,000 770,273
4.000% 09/01/36, Series A 750,000 755,367
5.000% 11/01/36, Series D 750,000 836,889
4.000% 05/01/37, Series A 1,500,000 1,541,298
5.000% 10/01/37, Series B 1,000,000 1,066,200
4.000% 05/01/38, Series A 1,000,000 1,024,548

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 7
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
University of Connecticut
Series A
Revenue Bonds
5.000%, 11/15/43 650,000 681,035
Total Connecticut 17,979,598
Delaware 0.7%
Delaware State Health Facilities Authority,
Series A
Revenue Bonds
4.000%, 07/01/40 600,000 583,299
5.000%, 10/01/40 715,000 758,560
5.000%, 10/01/45 1,205,000 1,258,627
Total Delaware 2,600,486
District of Columbia 1.6%
District of Columbia
Revenue Bonds
5.000% 04/01/33 470,000 489,986
5.000% 04/01/36 450,000 466,979
4.000% 07/15/40 130,000 123,067
District of Columbia
5.000% 10/15/32, Series A 200,000 218,962
Metropolitan Washington Airports Authority
Aviation Revenue
Revenue Bonds
5.000% 10/01/29, Series A 750,000 803,816
5.000% 10/01/30 200,000 207,615
5.000% 10/01/30, Series A 750,000 806,360
5.000% 10/01/32, Series A 350,000 377,009
5.000% 10/01/33, Series A 450,000 487,135
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
Revenue Bonds
0.000% 10/01/30, Series B
(b)
130,000 101,905
0.000% 10/01/37, Series A
(b)
2,500,000 1,330,163
Washington Metropolitan Area Transit
Authority
Revenue Bonds
5.000%, 07/01/32 1,000,000 1,053,304
Total District of Columbia 6,466,301
Florida 5.6%
Alachua County Health Facilities Authority,
Series B-1
Revenue Bonds
5.000%, 12/01/34 150,000 158,874
5.000%, 12/01/37 285,000 297,771
Brevard County Health Facilities Authority
Revenue Bonds
4.000% 04/01/36 140,000 140,001
5.000% 04/01/42, Series A 1,500,000 1,580,734
Capital Trust Agency, Inc.
Series A
Revenue Bonds
5.250%, 12/01/43
(a)
150,000 142,992
Central Florida Expressway Authority
Revenue Bonds
5.000% 07/01/34, Series D 645,000 723,698
4.000% 07/01/35, Series B 390,000 391,006
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
City of Gainesville FL Utilities System
Revenue, Series A
Revenue Bonds
5.000%, 10/01/31 395,000 417,594
5.000%, 10/01/32 385,000 406,624
City Of South Miami Health Facilities
Authority, Inc.
Revenue Bonds
5.000%, 08/15/47 1,000,000 1,008,532
City of Tampa, Series B
Revenue Bonds
4.000%, 07/01/38 175,000 172,596
4.000%, 07/01/39 500,000 490,145
County of Miami-Dade FL Aviation Revenue
Series A
Revenue Bonds
5.000%, 10/01/33 1,000,000 1,002,935
County of Miami-Dade FL Water & Sewer
System Revenue
Series A
Revenue Bonds
5.000%, 10/01/32 640,000 650,460
County of Miami-Dade Seaport
Department
Series A
Revenue Bonds
5.250%, 10/01/52 1,885,000 1,974,745
Escambia County Health Facilities
Authority
Series A
Revenue Bonds
4.000%, 08/15/45 600,000 523,739
Florida Development Finance Corp.
Revenue Bonds
4.000% 11/15/34 200,000 205,705
4.000% 06/01/36, Series A
(a)
400,000 323,096
4.000% 06/01/41, Series A
(a)
200,000 148,958
Greater Orlando Aviation Authority, Series
A
Revenue Bonds
5.000%, 10/01/27 255,000 264,157
4.000%, 10/01/35 275,000 276,249
4.000%, 10/01/37 1,400,000 1,377,493
5.000%, 10/01/38 400,000 419,368
JEA Electric System Revenue, Series B
Revenue Bonds
4.000%, 10/01/36 1,000,000 1,007,537
4.000%, 10/01/37 1,015,000 1,019,436
JEA Water & Sewer System Revenue
Series A
Revenue Bonds
5.000%, 10/01/29 555,000 588,018
Miami Beach Health Facilities Authority
Series B
Revenue Bonds
4.000%, 11/15/46 1,000,000 913,539
Orange County Health Facilities Authority
Series A
Revenue Bonds
5.000%, 10/01/39 200,000 204,279

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Strategic Beta ETFs | Semiannual Report 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Palm Beach County School District
Revenue Bonds
5.000% 08/01/28, Series B 360,000 385,993
5.000% 08/01/30, Series D 685,000 696,271
Polk County School District
Revenue Bonds
5.000%, 10/01/33 435,000 475,053
School Board of Miami-Dade County (The)
Series A
Revenue Bonds
5.000%, 05/01/32 285,000 288,650
School District of Broward County
Revenue Bonds
5.000% 07/01/29, Series B 1,000,000 1,015,304
5.000% 07/01/34, Series A 250,000 275,241
South Broward Hospital District
Revenue Bonds
3.500% 05/01/39, Series A 370,000 331,463
4.000% 05/01/48 1,000,000 914,004
South Florida Water Management District
Revenue Bonds
5.000%, 10/01/33 150,000 154,144
5.000%, 10/01/34 1,000,000 1,029,949
Total Florida 22,396,353
Georgia 2.7%
Brookhaven Development Authority
Series A
Revenue Bonds
4.000%, 07/01/44 490,000 475,763
City of Atlanta GA Airport Passenger
Facility Charge
Series D
Revenue Bonds
4.000%, 07/01/37 1,000,000 987,767
City of Atlanta GA Water & Wastewater
Revenue
Revenue Bonds
5.750%, 11/01/29 785,000 893,221
Columbia County Hospital Authority
Revenue Bonds
5.000%, 04/01/48 875,000 914,326
Gainesville & Hall County Hospital
Authority
Revenue Bonds
5.000% 02/15/42, Series A 805,000 817,882
4.000% 02/15/45 400,000 376,367
Georgia State Road & Tollway Authority
Revenue Bonds
5.000%, 06/01/32 1,000,000 1,115,162
Griffin-Spalding County Hospital Authority
Series A
Revenue Bonds
4.000%, 04/01/42 1,000,000 967,304
State of Georgia
5.000% 02/01/28, Series A-2 500,000 523,836
5.000% 07/01/30, Series C 1,850,000 1,962,093
5.000% 07/01/32, Series A-1 545,000 620,154
5.000% 07/01/33, Series A 1,000,000 1,155,646
Total Georgia 10,809,521
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Hawaii 0.4%
State of Hawaii
5.000% 10/01/27, Series FH 325,000 337,689
5.000% 01/01/31 875,000 933,285
State of Hawaii Airports System Revenue
Series A
Revenue Bonds
5.000%, 07/01/33 350,000 373,152
Total Hawaii 1,644,126
Illinois 8.2%
Chicago Board of Education
0.000% 12/01/29, Series A
(b)
185,000 145,753
5.000% 12/01/30, Series A 150,000 157,802
0.000% 12/01/31, Series B-1
(b)
220,000 158,528
5.000% 12/01/34, Series A 1,350,000 1,448,791
5.000% 12/01/35, Series A 250,000 262,876
4.000% 12/01/36, Series B 1,200,000 1,162,973
5.000% 12/01/36, Series A 300,000 312,228
5.000% 12/01/37, Series A 600,000 620,592
5.000% 12/01/38, Series A 1,800,000 1,849,122
5.250% 12/01/39, Series C 875,000 871,276
4.000% 12/01/41, Series B 1,000,000 912,301
5.000% 12/01/41, Series A 250,000 253,620
5.000% 12/01/42, Series A 200,000 198,289
4.000% 12/01/43, Series A 1,500,000 1,337,194
5.000% 12/01/46, Series H 1,000,000 980,070
5.000% 12/01/47, Series A 2,000,000 1,977,031
Chicago O'Hare International Airport
Revenue Bonds
5.000% 01/01/33, Series B 330,000 344,611
5.000% 01/01/34, Series A 500,000 502,395
5.000% 01/01/34, Series C 640,000 656,067
4.000% 01/01/36, Series A 195,000 199,133
City of Chicago
0.000% 01/01/31, Series C
(b)
320,000 240,697
4.000% 01/01/34, Series B 188,000 188,988
City of Chicago IL Wastewater
Transmission Revenue
Series B
Revenue Bonds
5.000%, 01/01/30 300,000 327,961
City of Chicago Il Waterworks Revenue
Revenue Bonds
5.000%, 11/01/30 1,315,000 1,362,355
City of Chicago IL Waterworks Revenue
Series B
Revenue Bonds
5.000%, 11/01/32 500,000 563,695
Cook Kane Lake & McHenry Counties
Community College District No 512
4.000%, 12/15/29 470,000 486,436
Illinois Finance Authority
Revenue Bonds
5.000% 01/01/27 650,000 666,468
5.000% 07/01/28 115,000 120,294
5.000% 07/01/30 710,000 789,800
4.000% 08/15/37, Series A 900,000 914,892
4.125% 08/15/37, Series C 840,000 795,329
3.000% 10/01/37, Series A 625,000 533,516
4.125% 11/15/37, Series A 235,000 225,775
3.000% 07/15/40, Series A 400,000 335,676

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 9
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 08/15/41, Series A 600,000 583,304
5.500% 08/01/43, Series A
(a)
500,000 526,320
4.125% 05/01/45 170,000 160,270
4.125% 05/15/47, Series A 1,000,000 893,278
Illinois Municipal Electric Agency
Series A
Revenue Bonds
4.000%, 02/01/35 1,000,000 979,578
Illinois State Toll Highway Authority
Revenue Bonds
5.000% 01/01/30, Series B 865,000 953,235
5.000% 01/01/31, Series C 150,000 165,320
4.000% 12/01/31, Series A 320,000 322,795
5.000% 01/01/37, Series A 1,000,000 1,149,185
Metropolitan Pier & Exposition Authority
Revenue Bonds
0.000% 06/15/29
(b)
535,000 438,796
0.000% 12/15/29, Series A
(b)
160,000 128,537
0.000% 06/15/30
(b)
370,000 297,002
0.000% 06/15/30, Series A
(b)
415,000 329,234
0.000% 12/15/32, Series A
(b)
850,000 607,190
0.000% 06/15/36, Series A
(b)
1,540,000 942,214
0.000% 12/15/36, Series A
(b)
750,000 434,423
0.000% 12/15/41, Series B
(b)
280,000 120,298
5.000% 06/15/42, Series B 1,000,000 1,050,175
Northern Illinois Municipal Power Agency
Series A
Revenue Bonds
4.000%, 12/01/32 200,000 201,973
State of Illinois
Series A
4.000%, 03/01/39 200,000 193,541
Will County Community High School
District No 210 Lincoln-Way
Series B
0.000%, 01/01/31
(b)
300,000 232,956
Total Illinois 32,612,158
Indiana 0.1%
City of Anderson
Revenue Bonds
6.000%, 10/01/42 150,000 127,805
Indiana Finance Authority, Series A
Revenue Bonds
5.000%, 02/01/26 160,000 164,465
3.000%, 11/01/30 150,000 138,032
Total Indiana 430,302
Iowa 0.1%
Iowa Finance Authority
Revenue Bonds
2.250% 01/01/32, Series D 150,000 131,283
5.000% 05/15/43, Series A 160,000 145,530
Total Iowa 276,813
Kansas 0.2%
University of Kansas Hospital Authority
Series A
Revenue Bonds
5.000%, 03/01/47 650,000 657,931
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Kentucky 0.6%
Kentucky State Property & Building
Commission
Revenue Bonds
5.000%, 05/01/36 1,000,000 1,052,503
Louisville/Jefferson County Metropolitan
Government, Series A
Revenue Bonds
5.000%, 10/01/30 290,000 296,937
4.000%, 10/01/35 1,000,000 992,205
Total Kentucky 2,341,645
Louisiana 0.2%
East Baton Rouge Sewerage Commission
Series A (Mandatory Put 02/01/28)
Revenue Bonds
1.300%, 02/01/41 725,000 640,307
Maine 0.2%
Maine Health & Higher Educational
Facilities Authority
Series A
Revenue Bonds
4.000%, 07/01/45 790,000 736,645
Maryland 1.6%
County of Howard
Series B
5.000%, 02/15/28 225,000 235,630
County of Montgomery, Series A
4.000%, 08/01/27 250,000 256,915
5.000%, 08/01/30 300,000 334,750
Maryland Community Development
Administration
Revenue Bonds
0.900% 03/01/27, Series B 250,000 228,491
2.200% 09/01/36, Series C 350,000 274,853
Maryland Health & Higher Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/42 650,000 619,521
5.500% 01/01/46, Series A 750,000 760,185
Maryland Stadium Authority
Revenue Bonds
5.000%, 05/01/34 565,000 602,277
State of Maryland
5.000% 03/01/31, Series A 415,000 469,576
5.000% 03/15/31, Series 2 640,000 713,254
5.000% 03/15/31, Series A 595,000 639,527
5.000% 08/01/31, Series 2 465,000 510,525
5.000% 03/15/32, Series 2 265,000 289,648
5.000% 03/01/33, Series A 250,000 282,933
Total Maryland 6,218,085
Massachusetts 2.3%
Commonwealth of Massachusetts
5.000% 09/01/27, Series A 1,000,000 1,060,297
5.000% 05/01/31, Series A 510,000 578,401
5.000% 07/01/31, Series B 790,000 816,778
Massachusetts Department of
Transportation
Series A
Revenue Bonds
0.000%, 01/01/28
(b)
435,000 385,573

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Strategic Beta ETFs | Semiannual Report 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Massachusetts Development Finance
Agency
Revenue Bonds
5.000% 07/01/34, Series E 110,000 112,667
5.000% 07/01/36, Series I 150,000 154,481
5.000% 07/01/36, Series K 150,000 161,183
4.000% 07/01/38, Series K 150,000 141,854
5.000% 10/01/38 400,000 388,890
4.000% 07/01/40 200,000 171,406
5.000% 07/01/41, Series I 350,000 348,826
5.000% 07/01/43, Series J2 850,000 881,611
5.000% 07/01/44 530,000 531,847
5.000% 07/01/46 1,000,000 1,000,069
Massachusetts Housing Finance Agency
Revenue Bonds
0.800% 12/01/25, Series B-2 500,000 466,271
0.900% 06/01/26, Series B-2 475,000 437,132
3.000% 06/01/26, Series A-3 265,000 259,723
Massachusetts Port Authority
Series A
Revenue Bonds
5.000%, 07/01/36 250,000 264,143
Massachusetts Transportation Trust Fund
Metropolitan Highway System Revenue
Series A
Revenue Bonds
5.000%, 01/01/32 460,000 498,606
University of Massachusetts Building
Authority
Series 1
Revenue Bonds
4.000%, 11/01/46 500,000 479,107
Total Massachusetts 9,138,865
Michigan 2.5%
Advanced Technology Academy
Revenue Bonds
5.000%, 11/01/44 500,000 460,147
City of Detroit
5.000% 04/01/35 400,000 415,260
5.000% 04/01/46, Series A 725,000 732,478
Great Lakes Water Authority Sewage
Disposal System Revenue
Series B
Revenue Bonds
5.000%, 07/01/29 200,000 219,138
Great Lakes Water Authority Water Supply
System Revenue, Series C
Revenue Bonds
5.000%, 07/01/31 1,565,000 1,613,219
5.250%, 07/01/33 1,075,000 1,111,663
Michigan Finance Authority
Revenue Bonds
5.000% 07/01/33, Series C 1,000,000 1,009,923
3.125% 12/01/35, Series A 100,000 92,201
5.000% 11/15/41 450,000 459,355
3.250% 11/15/42 150,000 116,888
5.000% 12/01/42, Series A-MI 605,000 619,903
4.000% 02/15/44, Series A 500,000 470,940
5.000% 11/01/44, Series A 1,400,000 1,411,759
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Michigan State Housing Development
Authority
Series B
Revenue Bonds
4.500%, 12/01/38 1,000,000 1,017,863
Total Michigan 9,750,737
Minnesota 0.9%
City of Apple Valley
Series A
Revenue Bonds
4.250%, 01/01/37 260,000 199,089
City of Maple Grove
Revenue Bonds
4.000%, 05/01/37 210,000 194,285
City of Minneapolis
Series A
Revenue Bonds
5.000%, 11/15/33 200,000 205,752
Duluth Housing & Redevelopment
Authority
Series A
Revenue Bonds
5.000%, 11/01/33 100,000 92,899
Housing & Redevelopment Authority of The
City of St Paul Minnesota
Series A
Revenue Bonds
5.000%, 07/01/33 975,000 984,892
Minnesota Housing Finance Agency
Series G
Revenue Bonds
1.650%, 01/01/28 305,000 270,352
Minnesota Public Facilities Authority State
Revolving Fund
Series A
Revenue Bonds
5.000%, 03/01/33 665,000 772,070
Stillwater Independent School District No
834
Series A
4.000%, 02/01/43 1,000,000 1,000,961
Total Minnesota 3,720,300
Mississippi 0.0%
Mississippi Home Corp.
Series A
Revenue Bonds
1.950%, 06/01/32 200,000 167,218
Missouri 1.8%
Health & Educational Facilities Authority of
the State of Missouri
Revenue Bonds
4.000% 05/15/42, Series A 950,000 890,310
4.000% 11/15/42 500,000 491,733
4.000% 07/01/46, Series A 1,600,000 1,512,943
Kansas City Industrial Development
Authority
Revenue Bonds
4.000%, 03/01/36 1,000,000 973,964

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 11
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Lees Summit Industrial Development
Authority
Series A
Revenue Bonds
5.000%, 08/15/32 150,000 148,170
Metropolitan St Louis Sewer District
Series A
Revenue Bonds
5.000%, 05/01/29 895,000 940,995
Missouri Joint Municipal Electric Utility
Commission, Series A
Revenue Bonds
5.000%, 12/01/30 770,000 780,793
4.000%, 12/01/32 200,000 201,470
4.000%, 12/01/33 120,000 120,802
Missouri State Environmental
Improvement & Energy Resources
Authority
Revenue Bonds
2.750%, 09/01/33 1,000,000 907,382
St Louis County Industrial Development
Authority
Revenue Bonds
5.000%, 09/01/32 100,000 99,650
Total Missouri 7,068,212
Nebraska 0.4%
Nebraska Investment Finance Authority
Revenue Bonds
2.350% 09/01/35, Series A 740,000 616,444
4.100% 09/01/38, Series C 1,000,000 980,332
Total Nebraska 1,596,776
Nevada 0.2%
State of Nevada Department of Business
& Industry
Series A
Revenue Bonds
5.000%, 12/15/38
(a)
1,000,000 985,359
New Jersey 9.8%
Cherry Hill Township School District
3.000%, 08/01/26 920,000 912,044
3.000%, 08/01/27 700,000 703,629
New Jersey Economic Development
Authority
Revenue Bonds
5.500% 09/01/27, Series N-1 120,000 127,795
4.000% 11/01/27, Series A 370,000 377,198
5.000% 06/15/30, Series B 210,000 225,386
3.125% 07/01/31, Series A 145,000 137,591
5.000% 06/15/32, Series EEE 175,000 187,638
5.000% 11/01/33 1,565,000 1,699,451
4.000% 06/15/34, Series QQQ 350,000 359,242
4.000% 07/01/34, Series A 1,065,000 1,051,352
5.000% 11/01/35 400,000 431,375
5.000% 11/01/36, Series A 675,000 747,616
4.000% 06/15/37, Series QQQ 700,000 706,107
5.000% 06/15/37 1,000,000 1,069,597
4.000% 06/15/44 1,000,000 950,579
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New Jersey Health Care Facilities
Financing Authority
Revenue Bonds
4.000% 07/01/32, Series A 225,000 226,823
4.000% 07/01/35 370,000 376,371
5.000% 10/01/36 1,325,000 1,392,555
5.000% 10/01/37 1,105,000 1,150,462
4.000% 07/01/44 435,000 417,045
New Jersey Housing & Mortgage Finance
Agency
Series I
Revenue Bonds
4.250%, 10/01/37 495,000 498,742
New Jersey Transportation Trust Fund
Authority
Revenue Bonds
0.000% 12/15/25, Series C
(b)
180,000 168,982
0.000% 12/15/27, Series A
(b)
300,000 262,469
0.000% 12/15/27, Series C
(b)
350,000 306,728
0.000% 12/15/28, Series A
(b)
335,000 282,918
5.000% 06/15/29, Series BB-1 245,000 262,676
0.000% 12/15/29, Series A
(b)
850,000 691,015
5.000% 06/15/30, Series A 835,000 856,357
0.000% 12/15/30, Series C
(b)
225,000 175,939
5.000% 06/15/31, Series A 470,000 521,896
5.000% 06/15/31, Series BB 115,000 123,258
0.000% 12/15/32, Series C
(b)
2,205,000 1,609,488
0.000% 12/15/32, Series A
(b)
1,540,000 1,113,582
5.000% 12/15/32, Series A 2,215,000 2,374,726
5.000% 06/15/33, Series A 1,000,000 1,108,848
5.000% 06/15/33, Series BB-1 1,250,000 1,339,944
0.000% 12/15/33, Series C
(b)
705,000 498,499
5.000% 06/15/34, Series 2014 250,000 276,919
0.000% 12/15/34, Series A
(b)
130,000 87,774
0.000% 12/15/34, Series A
(b)
815,000 549,664
0.000% 12/15/34, Series C
(b)
250,000 170,633
5.000% 12/15/34, Series A 1,075,000 1,145,177
4.000% 06/15/35, Series AA 400,000 408,755
4.750% 06/15/35, Series AA 350,000 353,862
5.000% 06/15/35, Series AA 2,000,000 2,242,038
0.000% 12/15/35, Series A
(b)
165,000 105,761
4.000% 06/15/36, Series A 850,000 863,776
4.000% 06/15/36, Series AA 1,510,000 1,525,291
5.000% 06/15/36, Series AA 945,000 1,045,601
4.000% 06/15/37, Series BB 250,000 251,224
New Jersey Turnpike Authority
Revenue Bonds
5.000% 01/01/31, Series E 535,000 570,978
5.000% 01/01/32, Series B 255,000 272,152
5.000% 01/01/32, Series E 1,000,000 1,067,263
4.000% 01/01/33, Series G 225,000 230,095
5.000% 01/01/33, Series B 750,000 799,740
5.000% 01/01/34, Series A 205,000 213,626
5.000% 01/01/36, Series G 1,375,000 1,460,043
Total New Jersey 39,086,295
New Mexico 0.3%
City of Santa Fe
Revenue Bonds
5.000%, 05/15/44 650,000 597,502

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Strategic Beta ETFs | Semiannual Report 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
New Mexico Hospital Equipment Loan
Council
Series A
Revenue Bonds
5.000%, 08/01/46 400,000 409,170
Total New Mexico 1,006,672
New York 17.6%
Brooklyn Arena Local Development Corp.,
Series A
Revenue Bonds
3.000%, 07/15/36 150,000 130,423
5.000%, 07/15/42 1,000,000 1,006,787
Broome County Local Development Corp.
Revenue Bonds
3.000%, 04/01/45 200,000 148,656
City of New York
5.000% 08/01/27, Series A 735,000 747,029
5.000% 08/01/28, Series 2008
J-5 820,000 881,278
5.000% 08/01/28, Series A-1 455,000 488,977
5.000% 08/01/28, Series C 420,000 438,334
5.000% 08/01/30, Series 1 605,000 639,372
5.000% 04/01/31 1,065,000 1,159,541
5.000% 08/01/32, Series C-1 1,130,000 1,253,175
Dutchess County Local Development Corp.
Revenue Bonds
4.000% 07/01/34, Series B 300,000 292,336
3.000% 07/01/36, Series B 320,000 268,885
5.000% 07/01/45, Series A 500,000 497,856
Long Island Power Authority
Revenue Bonds
0.000% 06/01/28
(b)
220,000 191,763
5.250% 09/01/29, Series C 140,000 153,842
5.000% 09/01/34 1,860,000 1,987,119
5.000% 09/01/34, Series A 400,000 446,033
5.000% 09/01/35 1,200,000 1,291,388
5.000% 09/01/37, Series A 250,000 274,836
Metropolitan Transportation Authority
Revenue Bonds
5.000% 11/15/26, Series A2 275,000 285,602
5.000% 11/15/31, Series C-1 560,000 598,469
5.000% 11/15/31, Series D 380,000 395,515
5.000% 11/15/31, Series D-1 705,000 721,909
5.000% 11/15/32, Series D 1,590,000 1,700,313
5.000% 11/15/33, Series D-1 555,000 571,043
4.000% 11/15/35, Series C-1 850,000 862,201
New York City Housing Development Corp.
Revenue Bonds
2.650% 05/01/27, Series A 265,000 255,098
2.000% 11/01/35, Series D-1B 370,000 293,399
New York City Municipal Water Finance
Authority
Revenue Bonds
5.000% 06/15/27 1,000,000 1,056,569
5.000% 06/15/27, Series CC-2 285,000 291,540
5.000% 06/15/28, Series BB-2 1,530,000 1,639,640
5.000% 06/15/28, Series CC-2 880,000 919,757
5.000% 06/15/28, Series EE 775,000 836,287
5.000% 06/15/28, Series HH 1,000,000 1,015,352
5.000% 06/15/29, Series AA-2 230,000 252,981
5.000% 06/15/30, Series AA-2 335,000 374,398
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 06/15/30, Series EE 630,000 704,092
5.000% 06/15/30, Series GG-1 505,000 564,402
5.000% 06/15/31, Series DD 1,605,000 1,821,372
5.000% 06/15/33, Series DD 755,000 854,653
New York City Transitional Finance
Authority Future Tax Secured Revenue
Series F-3
Revenue Bonds
4.000%, 02/01/34 1,000,000 1,004,999
New York Liberty Development Corp.,
Series A
Revenue Bonds
2.100%, 11/15/32 750,000 653,745
2.400%, 11/15/35 350,000 297,990
New York Power Authority
Revenue Bonds
4.000%, 11/15/37 305,000 314,101
New York State Dormitory Authority
Revenue Bonds
5.000% 07/01/29, Series A 415,000 430,443
5.000% 10/01/29, Series A 160,000 169,655
5.000% 07/01/30, Series A 295,000 300,197
5.000% 10/01/30, Series A 340,000 353,695
3.000% 10/01/31, Series A 785,000 755,109
2.000% 07/01/33, Series 1 1,060,000 904,442
5.000% 07/01/33, Series A 275,000 302,753
5.000% 10/01/33, Series A 1,490,000 1,578,321
4.000% 10/01/34, Series A 300,000 308,318
5.000% 10/01/34, Series A 2,115,000 2,287,452
4.000% 07/01/35, Series A 1,650,000 1,681,072
5.000% 10/01/35, Series A 870,000 962,136
5.000% 05/01/38, Series A 750,000 804,852
4.000% 07/01/38 500,000 504,641
New York State Environmental Facilities
Corp.
Series A
Revenue Bonds
5.000%, 06/15/27 250,000 264,058
New York State Housing Finance Agency
Revenue Bonds
1.100% 05/01/26, Series E 250,000 234,199
1.100% 11/01/61, Series J-2
(Mandatory Put 05/01/27) 1,335,000 1,211,462
New York State Thruway Authority
Revenue Bonds
4.000% 01/01/36, Series O 250,000 262,815
4.000% 01/01/38, Series B 150,000 152,466
4.000% 01/01/41, Series O 1,000,000 1,007,014
New York Transportation Development
Corp.
Revenue Bonds
3.000% 08/01/31 250,000 234,305
5.000% 12/01/31 1,000,000 1,078,717
5.000% 12/01/32, Series A 180,000 187,663
5.000% 01/01/34 175,000 179,969
5.000% 07/01/34, Series A-P3 1,490,000 1,490,391
5.000% 12/01/34 400,000 430,670
5.000% 10/01/35 1,155,000 1,219,926
5.375% 08/01/36 1,000,000 1,052,152
5.000% 12/01/36, Series A 425,000 448,608
5.625% 04/01/40 1,000,000 1,086,628

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 13
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 10/01/40 1,000,000 1,032,479
4.000% 12/01/42, Series C 160,000 152,916
4.375% 10/01/45 2,750,000 2,654,663
Oneida County Local Development Corp.
Series A
Revenue Bonds
3.000%, 12/01/44 355,000 264,075
Port Authority of New York & New Jersey
Revenue Bonds
4.000% 03/15/30, Series 207 300,000 300,654
5.000% 07/15/31, Series 209 300,000 323,368
5.000% 09/15/31, Series 207 500,000 522,228
5.000% 11/15/32 500,000 529,748
3.250% 05/01/33, Series 189 230,000 223,399
5.000% 10/15/33, Series 194 785,000 803,853
5.000% 11/15/33, Series 205 835,000 884,693
5.000% 07/15/34, Series 238 2,045,000 2,251,282
5.000% 07/15/35, Series 222 870,000 961,150
4.000% 07/15/38, Series 222 1,000,000 1,015,977
State of New York Mortgage Agency
Series 233
Revenue Bonds
2.200%, 04/01/36 840,000 665,548
State of New York Mortgage Agency
Homeowner Mortgage Revenue
Revenue Bonds
4.000% 04/01/31, Series 248 500,000 476,337
1.900% 10/01/31, Series 233 250,000 210,351
2.400% 10/01/34, Series 220 140,000 116,141
2.650% 10/01/34, Series 223 250,000 213,346
2.200% 10/01/36, Series 239 560,000 422,574
Suffolk County Water Authority
Revenue Bonds
4.000%, 06/01/31 745,000 750,869
Triborough Bridge & Tunnel Authority,
Series B
Revenue Bonds
5.000%, 11/15/31 1,370,000 1,519,843
0.000%, 11/15/32
(b)
220,000 158,955
5.000%, 11/15/36 1,000,000 1,049,076
Total New York 69,970,711
North Carolina 0.4%
North Carolina Housing Finance Agency
Series A
Revenue Bonds
3.950%, 07/01/38 520,000 506,164
State of North Carolina
Revenue Bonds
5.000%, 03/01/33 890,000 969,656
Total North Carolina 1,475,820
North Dakota 0.2%
City of Grand Forks
Series A
Revenue Bonds
3.000%, 12/01/39 1,000,000 809,507
North Dakota Housing Finance Agency
Series A
Revenue Bonds
2.750%, 07/01/27 185,000 179,599
Total North Dakota 989,106
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Ohio 3.3%
Akron Bath Copley Joint Township Hospital
District
Revenue Bonds
4.000%, 11/15/36 250,000 238,981
American Municipal Power, Inc.
Revenue Bonds
5.000% 02/15/33, Series C 830,000 906,885
5.000% 02/15/35, Series B 1,000,000 1,087,136
5.000% 02/15/35, Series C 250,000 271,863
4.000% 02/15/36, Series A 385,000 390,652
County of Montgomery
Revenue Bonds
4.000%, 08/01/41 635,000 611,336
Franklin County Convention Facilities
Authority
Revenue Bonds
5.000%, 12/01/44 200,000 188,641
Ohio Housing Finance Agency
Series K
Revenue Bonds
3.200%, 09/01/36 70,000 65,126
Ohio Turnpike & Infrastructure Commission
Revenue Bonds
5.000% 02/15/33, Series A 775,000 825,642
5.700% 02/15/34, Series A-4 285,000 319,941
5.750% 02/15/35, Series A-4 150,000 174,575
Ohio Water Development Authority
Revenue Bonds
5.000% 06/01/29, Series A 1,545,000 1,684,197
5.000% 12/01/29 1,050,000 1,153,838
Ohio Water Development Authority Water
Pollution Control Loan Fund
Revenue Bonds
5.000% 06/01/28, Series A 2,000,000 2,107,644
5.000% 12/01/33 1,140,000 1,333,471
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43 135,000 135,006
State of Ohio
Revenue Bonds
3.250% 01/01/35, Series A 130,000 124,931
3.250% 01/01/37, Series A 140,000 131,966
4.000% 01/01/40, Series B 600,000 601,397
4.000% 01/01/46, Series B 575,000 538,375
State of Ohio
5.000% 09/15/28, Series B 195,000 210,939
Total Ohio 13,102,542
Oklahoma 0.3%
Grand River Dam Authority, Series A
Revenue Bonds
5.000%, 06/01/30 200,000 208,902
5.000%, 06/01/31 525,000 549,169
Norman Regional Hospital Authority
Revenue Bonds
4.000%, 09/01/37 150,000 132,611

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Strategic Beta ETFs | Semiannual Report 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Oklahoma Development Finance Authority
Series B
Revenue Bonds
5.000%, 08/15/38 500,000 506,714
Total Oklahoma 1,397,396
Oregon 0.5%
Medford Hospital Facilities Authority
Series A
Revenue Bonds
5.000%, 08/15/45 700,000 718,771
Oregon Health & Science University
Series A
Revenue Bonds
4.000%, 07/01/41 1,000,000 988,322
Salem Hospital Facility Authority
Series A
Revenue Bonds
4.000%, 05/15/41 240,000 230,784
Total Oregon 1,937,877
Pennsylvania 6.8%
Allegheny County Hospital Development
Authority
Revenue Bonds
4.000% 07/15/36 820,000 825,097
4.000% 07/15/39, Series A 1,000,000 985,888
4.000% 04/01/44, Series A 680,000 624,860
Allentown Neighborhood Improvement
Zone Development Authority
Revenue Bonds
5.000%, 05/01/42
(a)
1,000,000 987,131
Cambria County General Financing
Authority
Series TT4
Revenue Bonds
5.000%, 11/01/29 315,000 332,089
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33 150,000 147,758
Chester County Health and Education
Facilities Authority
Revenue Bonds
4.250% 11/01/32 100,000 84,391
4.000% 09/01/41, Series A 440,000 427,371
City of Philadelphia PA Airport Revenue
Revenue Bonds
5.000%, 07/01/36 250,000 267,910
Commonwealth Financing Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,000,000 1,015,897
Commonwealth of Pennsylvania
4.000% 09/15/31 505,000 512,346
5.000% 09/01/32, Series A 1,000,000 1,147,221
County of Lehigh
Series A
Revenue Bonds
4.000%, 07/01/35 3,000,000 2,976,282
Cumberland County Municipal Authority
Revenue Bonds
4.000%, 11/01/44 1,000,000 922,413
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Delaware Valley Regional Finance Authority
Revenue Bonds
5.700% 07/01/27, Series B 45,000 48,160
5.500% 08/01/28, Series A 1,080,000 1,174,996
5.750% 07/01/32 100,000 117,136
Geisinger Authority
Series A-2
Revenue Bonds
5.000%, 02/15/39 375,000 383,931
Hospitals & Higher Education Facilities
Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33 100,000 101,971
Northampton County General Purpose
Authority
Revenue Bonds
4.000%, 11/01/34 315,000 321,860
Pennsylvania Economic Development
Financing Authority
Revenue Bonds
5.000%, 12/31/29 1,375,000 1,397,379
5.000%, 12/31/32 1,000,000 1,085,359
Pennsylvania Higher Educational Facilities
Authority
Revenue Bonds
4.000%, 08/15/42 915,000 886,895
4.000%, 08/15/44 500,000 474,178
Pennsylvania Housing Finance Agency
Revenue Bonds
3.200% 10/01/32, Series 124B 500,000 468,790
3.650% 10/01/32, Series 122 135,000 134,113
3.550% 10/01/33, Series 127B 360,000 343,241
2.070% 10/01/36, Series 136 100,000 77,629
Pennsylvania Turnpike Commission
Revenue Bonds
5.000% 06/01/28, Series B-2 320,000 334,857
5.000% 12/01/33 475,000 541,876
5.000% 06/01/36, Series B 1,000,000 1,028,783
4.000% 12/01/43, Series A 1,500,000 1,434,663
Philadelphia Authority For Industrial
Development
Revenue Bonds
5.000% 10/01/27 300,000 315,754
5.000% 04/01/33, Series 2015 225,000 227,441
4.000% 05/01/42 1,000,000 698,395
5.000% 09/01/42, Series A 200,000 201,971
Pittsburgh Water & Sewer Authority, Series
B
Revenue Bonds
5.000%, 09/01/31 1,050,000 1,175,056
5.000%, 09/01/33 1,130,000 1,293,671
State Public School Building Authority
Series A
Revenue Bonds
5.000%, 06/01/33 1,425,000 1,482,399
Total Pennsylvania 27,007,158
Rhode Island 0.3%
Rhode Island Commerce Corp.
Series B
Revenue Bonds
5.000%, 06/15/31 865,000 889,501

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 15
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Rhode Island Housing & Mortgage Finance
Corp.
Series 76-A
Revenue Bonds
2.350%, 10/01/36 500,000 402,321
Total Rhode Island 1,291,822
South Carolina 1.6%
Piedmont Municipal Power Agency
Series A-2
Revenue Bonds
0.000%, 01/01/29
(b)
120,000 99,070
South Carolina Jobs-Economic
Development Authority
Revenue Bonds
5.000% 07/01/32, Series C 300,000 320,804
5.000% 05/01/43, Series A 650,000 661,984
4.000% 12/01/44, Series A 950,000 894,239
4.250% 02/01/48 1,000,000 956,208
South Carolina Public Service Authority
Revenue Bonds
5.000% 12/01/31, Series A 950,000 976,309
5.000% 12/01/33, Series A 1,125,000 1,155,484
5.000% 12/01/37, Series B 930,000 953,164
South Carolina Transportation
Infrastructure Bank
Series B
Revenue Bonds
5.000%, 10/01/29 495,000 543,660
Total South Carolina 6,560,922
South Dakota 0.5%
South Dakota Health & Educational
Facilities Authority
Revenue Bonds
4.000% 07/01/37 150,000 147,992
5.000% 11/01/44, Series B 1,000,000 1,001,811
South Dakota Housing Development
Authority
Revenue Bonds
2.650% 11/01/27, Series F 500,000 482,683
3.400% 11/01/32, Series B 355,000 346,410
Total South Dakota 1,978,896
Tennessee 0.8%
Chattanooga Health Educational &
Housing Facility Board
Series A-1
Revenue Bonds
4.000%, 08/01/36 105,000 105,144
Johnson City Health & Educational
Facilities Board
Series B
Revenue Bonds
5.000%, 07/01/33 1,000,000 1,108,104
Memphis-Shelby County Industrial
Development Board
Series B
Revenue Bonds
5.000%, 11/01/30 150,000 156,083
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Metropolitan Government Nashville &
Davidson County Health & Educational
Facs Bd
Series A
Revenue Bonds
5.000%, 07/01/46 1,500,000 1,509,804
Tennessee Housing Development Agency
Revenue Bonds
2.450%, 01/01/27 225,000 213,066
Total Tennessee 3,092,201
Texas 10.5%
Austin Convention Enterprises, Inc.
Series B
Revenue Bonds
5.000%, 01/01/32 250,000 242,244
Central Texas Turnpike System
Revenue Bonds
0.000% 08/15/29, Series A
(b)
270,000 221,868
5.000% 08/15/34, Series C 1,740,000 1,744,300
City of Austin TX Water & Wastewater
System Revenue
Revenue Bonds
5.000%, 11/15/30 1,500,000 1,560,498
City of Garland TX Electric Utility System
Revenue
Revenue Bonds
3.000%, 03/01/37 300,000 265,281
City of Houston TX Airport System
Revenue
Revenue Bonds
5.000% 07/01/29 500,000 500,529
5.000% 07/01/31, Series A 1,490,000 1,626,792
5.000% 07/01/32, Series A 1,000,000 1,092,317
4.000% 07/15/41, Series B-1 1,450,000 1,360,041
4.500% 07/01/53, Series A 1,000,000 979,255
City of Houston TX Combined Utility
System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27 695,000 721,372
City of San Antonio TX Electric & Gas
Systems Revenue
Revenue Bonds
3.200% 02/01/30 1,000,000 976,768
4.000% 02/01/32, Series B 1,000,000 1,063,327
4.000% 02/01/36 750,000 750,481
5.000% 02/01/36 1,130,000 1,228,149
County of Harris
Series A
5.000%, 10/01/25 225,000 229,862
County of Williamson
5.000%, 02/15/27 1,500,000 1,570,842
Cypress-Fairbanks Independent School
District
Series A
3.000%, 02/15/33 1,000,000 943,232
Dallas College
5.000%, 02/15/33 1,455,000 1,520,804
Dallas County Hospital District
5.000%, 08/15/30 280,000 301,177

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Strategic Beta ETFs | Semiannual Report 2024
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Dallas Fort Worth International Airport
Revenue Bonds
4.000% 11/01/34 1,255,000 1,295,744
4.000% 11/01/35, Series A 350,000 358,868
Harris County Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000%, 07/01/45 240,000 242,163
Lower Colorado River Authority
Revenue Bonds
5.000%, 05/15/32 350,000 392,404
5.000%, 05/15/35 350,000 375,890
Matagorda County Navigation District No 1
Revenue Bonds
5.125%, 11/01/28 315,000 324,820
New Hope Cultural Education Facilities
Finance Corp.
Revenue Bonds
5.000% 12/01/39, Series A-1 115,000 109,753
4.000% 08/15/40, Series A 225,000 217,486
North Texas Tollway Authority
Revenue Bonds
0.000% 01/01/30, Series D
(b)
500,000 406,916
5.000% 01/01/31, Series A 850,000 872,353
0.000% 01/01/34, Series D
(b)
410,000 283,520
4.000% 01/01/37, Series A 465,000 465,499
4.000% 01/01/38, Series A 1,825,000 1,825,615
4.125% 01/01/40, Series A 1,000,000 1,017,838
Northeast Higher Education Finance Corp.
Series B
Revenue Bonds
5.000%, 08/15/40 110,000 105,145
Northside Independent School District
(Mandatory Put 06/1/25)
0.700%, 06/01/50 1,000,000 970,711
Port Freeport
Revenue Bonds
5.000%, 06/01/33 895,000 956,772
Round Rock Independent School District,
Series A
5.000%, 08/01/30 315,000 345,814
4.000%, 08/01/32 535,000 555,716
San Antonio Water System
Series A
Revenue Bonds
5.000%, 05/15/31 840,000 865,213
Tarrant County Cultural Education Facilities
Finance Corp.
Revenue Bonds
4.000% 11/15/35, Series A 1,000,000 1,002,538
5.000% 05/15/37 100,000 92,679
4.000% 10/01/47 485,000 463,010
Texas Private Activity Bond Surface
Transportation Corp.
Revenue Bonds
4.000% 12/31/38, Series A 1,000,000 969,420
5.000% 12/31/40 1,000,000 1,001,050
Texas Water Development Board
Revenue Bonds
5.000% 08/01/26 1,000,000 1,035,906
5.000% 08/01/30 750,000 834,334
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.000% 10/15/31, Series A 1,020,000 1,054,820
5.000% 04/15/32 260,000 284,292
5.000% 08/01/32 500,000 555,648
4.000% 10/15/33, Series A 805,000 816,048
Trinity River Authority Central Regional
Wastewater System Revenue
Revenue Bonds
5.000%, 08/01/28 750,000 788,816
5.000%, 08/01/30 550,000 602,532
3.000%, 08/01/31 1,415,000 1,351,580
Total Texas 41,740,052
Utah 0.9%
City of Salt Lake City UT Airport Revenue,
Series A
Revenue Bonds
5.000%, 07/01/30 100,000 104,484
5.000%, 07/01/35 500,000 513,121
5.000%, 07/01/37 1,515,000 1,554,518
Intermountain Power Agency, Series A
Revenue Bonds
5.000%, 07/01/29 510,000 559,615
5.000%, 07/01/35 700,000 787,070
Total Utah 3,518,808
Virginia 0.1%
Virginia Small Business Financing
Authority
Revenue Bonds
4.000%, 01/01/37 250,000 248,262
Washington 1.6%
City of Seattle WA Water System Revenue
Revenue Bonds
5.000%, 05/01/27 1,500,000 1,517,528
County of King
4.000%, 07/01/30 250,000 255,032
King County School District No 405
Bellevue
5.000%, 12/01/25 500,000 512,278
Port of Seattle
Revenue Bonds
5.000%, 04/01/36 200,000 208,081
State of Washington
4.000% 07/01/29, Series
R-2022D 1,000,000 1,050,685
5.000% 08/01/30, Series
R-2018C 555,000 588,340
5.000% 08/01/31, Series A-1 1,000,000 1,132,890
Washington Health Care Facilities Authority
Revenue Bonds
5.000% 08/01/38, Series A-2 150,000 156,345
5.000% 08/15/45, Series A 425,000 425,909
5.000% 09/01/45 300,000 305,753
Washington State Convention Center
Public Facilities District
Revenue Bonds
4.000%, 07/01/32 210,000 206,933

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 17
Notes to Portfolio of Investments
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Washington State Housing Finance
Commission
Series A
Revenue Bonds
5.000%, 01/01/34
(a)
100,000 94,082
Total Washington 6,453,856
Wisconsin 1.6%
Public Finance Authority, Series A
Revenue Bonds
3.375%, 10/01/39 455,000 391,799
4.000%, 01/01/45 200,000 186,030
State of Wisconsin
5.000% 11/01/28, Series 3 655,000 688,879
5.000% 11/01/29, Series 2 1,000,000 1,032,391
Wisconsin Health & Educational Facilities
Authority
Revenue Bonds
4.250% 07/01/33, Series B 200,000 168,785
Municipal Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
4.000% 04/01/39, Series A 1,450,000 1,433,194
3.500% 02/15/46, Series A 690,000 506,989
Wisconsin Housing & Economic
Development Authority Home Ownership
Revenue, Series A
Revenue Bonds
4.125%, 09/01/35 1,310,000 1,310,840
4.375%, 09/01/38 575,000 576,033
Total Wisconsin 6,294,940
Total Municipal Bonds
(Cost $398,901,965) 391,774,818
Money Market Funds 0.1%
Shares Value ($)
Dreyfus Tax Exempt Cash
Management Fund, Institutional
Shares 3.566%
(c)
571,828 571,771
Total Money Market Funds
(Cost $571,771) 571,771
Total Investments in Securities
(Cost $399,473,736) 392,346,589
Other Assets & Liabilities, Net 5,255,198
Net Assets 397,601,787
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to
$3,964,234, which represents 1.00% of total net assets.
(b) Zero coupon bond.
(c) The rate shown is the seven-day current annualized yield at April 30, 2024.
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Strategic Beta ETFs | Semiannual Report 2024
Fair Value Measurements (continued)
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Municipal Bonds – 391,774,818 – 391,774,818
Money Market Funds 571,771 – – 571,771
Total Investments in Securities 571,771 391,774,818 – 392,346,589
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 19
Assets
Investments in securities, at value
Unaffiliated issuers (cost $399,473,736) $392,346,589
Receivable for:
Interest 5,215,309
Capital shares sold 110,104
Dividends 3,495
Total assets 397,675,497
Liabilities
Payable for:
Investment management fees 73,710
Total liabilities 73,710
Net assets applicable to outstanding capital stock $397,601,787
Represented by:
Paid-in capital $410,338,856
Total distributable earnings (loss) (12,737,069)
Total - representing net assets applicable to outstanding capital stock $397,601,787
Shares outstanding 19,500,000
Net asset value per share $20.39

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Strategic Beta ETFs | Semiannual Report 2024
Investment Income:
Interest $6,166,610
Dividends - unaffiliated issuers 23,096
Total income 6,189,706
Expenses:
Investment management fees 447,155
Overdraft expense 5
Total expenses 447,160
Net Investment Income 5,742,546
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (2,718,394)
Net realized loss (2,718,394)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 23,064,263
Net change in unrealized appreciation 23,064,263
Net realized and unrealized gain 20,345,869
Net Increase in net assets resulting from operations $26,088,415

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 21
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Operations
Net investment income $5,742,546 $7,794,716
Net realized loss (2,718,394) (2,995,275)
Net change in unrealized appreciation (depreciation) 23,064,263 (4,132,717)
Net increase in net assets resulting from operations 26,088,415 666,724
Distributions to shareholders
Net investment income and net realized gains (5,653,927) (7,360,843)
Shareholder transactions
Proceeds from shares sold 56,009,396 126,990,925
Cost of shares redeemed (22,723,583) –
Net increase in net assets resulting from shareholder transactions 33,285,813 126,990,925
Increase in net assets 53,720,301 120,296,806
Net Assets:
Net assets beginning of period 343,881,486 223,584,680
Net assets at end of period $397,601,787 $343,881,486
Capital stock activity
Shares outstanding, beginning of period 17,850,000 11,600,000
Shares sold 2,750,000 6,250,000
Shares redeemed (1,100,000) –
Shares outstanding, end of period 19,500,000 17,850,000

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
22 Strategic Beta ETFs | Semiannual Report 2024
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020,
Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm
ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratio of expenses and net investment income are annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
Six Months Ended
April 30, 2024
(Unaudited) 2023 2022 2021 2020 2019
Per share data
Net asset value, beginning of period $19.27 $19.27 $22.30 $21.83 $21.56 $20.02
Income (loss) from investment operations:
Net investment income 0.30 0.51 0.34 0.37 0.51 0.56
Net realized and unrealized gain (loss) 1.12 (0.02) (3.03) 0.52 0.30 1.51
Total from investment operations 1.42 0.49 (2.69) 0.89 0.81 2.07
Less distributions to shareholders:
Net investment income (0.30) (0.49) (0.32) (0.38) (0.51) (0.53)
Net realized gains – – (0.02) (0.04) (0.03) –
Total distribution to shareholders (0.30) (0.49) (0.34) (0.42) (0.54) (0.53)
Net asset value, end of period $20.39 $19.27 $19.27 $22.30 $21.83 $21.56
Total Return at NAV 7.37% 2.44% (12.17)% 4.11% 3.82% 10.42%
Total Return at Market Price 7.63% 2.38% (12.40)% 3.85% 4.18% 10.24%
Ratios to average net assets:
Total gross expenses
(a)
0.23%
(b)
0.23%
(b)
0.23%
(b)
0.23%
(b)
0.23% 0.26%
Total net expenses
(a)(c)
0.23%
(b)
0.23%
(b)
0.23%
(b)
0.23%
(b)
0.23% 0.26%
Net investment income 2.95% 2.53% 1.63% 1.65% 2.37% 2.67%
Supplemental data
Net assets, end of
period
(in thousands) $397,602 $343,881 $223,585 $141,619 $56,769 $26,946
Portfolio turnover 15% 11% 14% 6% 11% 20%
(a) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 23
Note 1. Organization
Columbia Multi-Sector Municipal Income ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2024
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 25
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, “Tailored Shareholder Reports for
Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements.” The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.23% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2024
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $65,679,758 and $56,433,846, respectively, for the six months ended April 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2024, the cost basis of securities contributed was $25,366,031.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2024, the Fund did not have in-kind redemptions.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2024.
Federal tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
399,473,736 2,991,181 (10,118,328) (7,127,147)
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
(1,837,742) (1,905,717) (3,743,459)

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 27
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2024
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S.
Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 29
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
30 Strategic Beta ETFs | Semiannual Report 2024
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2023, through
December 31, 2023, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR303_10_P01_(06/24)
CET002078
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
Semiannual Report
April 30, 2024 (Unaudited)
Columbia Research Enhanced Core ETF
Columbia Research Enhanced Value ETF
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, “Tailored Shareholder Reports for Mutual
Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements.” The rule and form amendments will, among other things, require the Funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-
depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a Fund. Much of the information, including a Fund's financial statements, that is currently disclosed in a Fund's shareholder reports will instead be made available on the Fund's website and filed on
Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request.
Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending
May 31, 2024.
The new rule also requires the Funds to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder
Report in the mail unless they have elected to receive their Fund documents electronically.

Strategic Beta ETFs | Semiannual Report 2024

Columbia Research Enhanced Core ETF
Fund at a Glance 3
Columbia Research Enhanced Value ETF
Fund at a Glance 5
Understanding Your Fund’s Expenses 7
Portfolio of Investments 8
Statement of Assets and Liabilities 21
Statement of Operations 22
Statement of Changes in Net Assets 23
Financial Highlights 24
Notes to Financial Statements 26
Liquidity Risk Management Program 33
Additional Information 34

FUND AT A GLANCE
Columbia Research Enhanced Core ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 3
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since 2019
Henry Hom, CFA
Portfolio Manager
Managed Fund since July 2023
Investment objective
Columbia Research Enhanced Core ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Research Enhanced U.S. Equity Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Equity Index aims to achieve stronger total return than the
Russell 1000® Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000® Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell 1000® Index.
The Russell 1000® Index tracks the performance of 1,000 of the largest U.S. companies, based on market capitalization.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2024)
Inception
6 Months
cumulative 1 Year Life
Market Price 09/25/19 22.01 22.16 14.97
Net Asset Value 09/25/19 21.95 22.25 14.92
{
Beta Advantage®
}
Research
Enhanced U.S. Equity Index 22.21 22.59 15.17
Russell 1000® Index 21.17 22.82 13.73

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Core ETF
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2024
Equity sector breakdown (%) (at April 30, 2024)
Information Technology 26 .7
Financials 14 .0
Health Care 12 .1
Consumer Discretionary 11 .5
Industrials 9 .8
Communication Services 8 .7
Consumer Staples 6 .0
Energy 4 .1
Materials 2 .4
Real Estate 2 .4
Utilities 2 .3
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

FUND AT A GLANCE
Columbia Research Enhanced Value ETF
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 5
Portfolio management
Christopher Lo, CFA
Lead Portfolio Manager
Managed Fund since 2019
Jason Wang, CFA
Portfolio Manager
Managed Fund since 2019
Henry Hom, CFA
Portfolio Manager
Managed Fund since July 2023
Investment objective
Columbia Research Enhanced Value ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Research Enhanced U.S. Value Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Through July 31, 2020, Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm ET). Beginning with August 31, 2020 month-end performance,
Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Research Enhanced U.S. Value Index aims to achieve stronger total return than the Russell 1000® Value Index through a rules-based strategic beta approach. The Index methodology leverages the results of Columbia Threadneedle Investment’s proprietary quantitative investment models to rate each company within the Russell 1000® Value Index based on quality, value and catalyst factors, and selects securities that are favorably rated. It is market cap-weighted and sector-neutral to the Russell
1000® Value Index.
The Russell 1000® Value Index is an unmanaged index that measures the performance of those Russell
1000® Index companies with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in an index.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2024)
Inception
6 Months
cumulative 1 Year Life
Market Price 09/25/19 19.76 15.86 10.49
Net Asset Value 09/25/19 19.20 15.44 10.46
{
Beta Advantage
}
® Research
Enhanced U.S. Value Index 19.60 15.94 10.67
Russell 1000® Value Index 18.42 13.42 9.06

FUND AT A GLANCE
(continued)
Columbia Research Enhanced Value ETF
(Unaudited)
6 Strategic Beta ETFs | Semiannual Report 2024
Equity sector breakdown (%) (at April 30, 2024)
Financials 21 .5
Industrials 14 .9
Health Care 13 .8
Information Technology 9 .0
Energy 8 .7
Consumer Staples 8 .4
Consumer Discretionary 5 .2
Utilities 5 .0
Materials 4 .6
Real Estate 4 .5
Communication Services 4 .4
Total 100 .0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 7
As a shareholder of a Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2024.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
November 1, 2023 — April 30, 2024
Beginning account value ($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Research Enhanced Core ETF 1,000.00 1,000.00 1,219.50 1,024.12 0.83 0.75 0.15
Columbia Research Enhanced Value ETF 1,000.00 1,000.00 1,192.00 1,023.92 1.04 0.96 0.19

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Core ETF
April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Strategic Beta ETFs | Semiannual Report 2024
Common Stocks 97 .8%
Issuer Shares Value ($)
Communication Services  8.5%
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc. 52,415 2,069,868
Entertainment 0.2%
Electronic Arts, Inc. 3,351 424,974
Live Nation Entertainment, Inc.
(a)
1,901 169,018
Playtika Holding Corp. 277 2,008
Roku, Inc.
(a)
1,483 85,510
Spotify Technology SA
(a)
1,713 480,394
Total 1,161,904
Interactive Media & Services 7.2%
Alphabet, Inc. Class A
(a)
59,961 9,760,451
Alphabet, Inc. Class C
(a)
63,540 10,461,226
Match Group, Inc.
(a)
3,369 103,833
Meta Platforms, Inc. Class A 26,748 11,506,187
Pinterest, Inc. Class A
(a)
7,127 238,398
Total 32,070,095
Media 0.6%
Comcast Corp. Class A 49,858 1,900,088
Fox Corp. Class A 3,152 97,744
Fox Corp. Class B 1,624 46,576
New York Times Co. (The) Class A 2,004 86,232
Trade Desk, Inc. (The) Class A
(a)
5,294 438,608
Total 2,569,248
Total Communication Services 37,871,115
Consumer Discretionary  11.3%
Automobile Components 0.1%
Lear Corp. 1,241 156,205
Phinia, Inc. 984 38,376
Total 194,581
Automobiles 0.0%
Thor Industries, Inc. 1,064 105,783
Broadline Retail 7.6%
Amazon.com, Inc.
(a)
187,064 32,736,200
Coupang, Inc.
(a)
22,319 502,177
eBay, Inc. 10,856 559,518
Kohl's Corp. 2,240 53,626
Nordstrom, Inc. 2,322 44,141
Ollie's Bargain Outlet Holdings, Inc.
(a)
1,293 94,570
Total 33,990,232
Diversified Consumer Services 0.1%
ADT, Inc. 5,211 33,872
H&R Block, Inc. 3,127 147,688
Total 181,560
Hotels, Restaurants & Leisure 1.4%
Booking Holdings, Inc. 746 2,575,214
Caesars Entertainment, Inc.
(a)
4,164 149,155
Carnival Corp.
(a)
20,488 303,632
DraftKings, Inc. Class A
(a)
8,577 356,460
Expedia Group, Inc.
(a)
2,864 385,580
Hilton Worldwide Holdings, Inc. 5,331 1,051,700
Las Vegas Sands Corp. 7,412 328,796
MGM Resorts International
(a)
5,685 224,216
Royal Caribbean Cruises Ltd.
(a)
4,833 674,832
Travel + Leisure Co. 1,451 63,177
Wendy's Co. (The) 3,553 71,024
Wynn Resorts Ltd. 2,135 195,673
Total 6,379,459
Household Durables 0.7%
DR Horton, Inc. 6,198 883,153
Leggett & Platt, Inc. 2,761 49,891
Lennar Corp. Class A 5,029 762,497
Common Stocks (continued)
Issuer Shares Value ($)
Lennar Corp. Class B 251 35,238
Mohawk Industries, Inc.
(a)
1,109 127,890
NVR, Inc.
(a)
57 424,014
PulteGroup, Inc. 4,440 494,705
Toll Brothers, Inc. 2,171 258,588
TopBuild Corp.
(a)
649 262,631
Total 3,298,607
Specialty Retail 1.1%
Dick's Sporting Goods, Inc. 1,169 234,899
Gap, Inc. (The) 3,999 82,059
O'Reilly Automotive, Inc.
(a)
1,255 1,271,641
Ross Stores, Inc. 6,850 887,418
TJX Cos., Inc. (The) 23,678 2,227,863
Williams-Sonoma, Inc. 1,324 379,697
Total 5,083,577
Textiles, Apparel & Luxury Goods 0.3%
Carter's, Inc. 760 51,991
Crocs, Inc.
(a)
1,239 154,094
Deckers Outdoor Corp.
(a)
536 438,700
Ralph Lauren Corp. 803 131,403
Skechers USA., Inc. Class A
(a)
2,755 181,968
Tapestry, Inc. 4,853 193,732
Total 1,151,888
Total Consumer Discretionary 50,385,687
Consumer Staples  5.8%
Beverages 1.2%
Coca-Cola Co. (The) 80,608 4,979,156
Molson Coors Beverage Co. Class B 3,597 205,964
Total 5,185,120
Consumer Staples Distribution 0.6%
Albertsons Cos., Inc. Class A 8,529 173,991
Kroger Co. (The) 13,521 748,793
Target Corp. 9,504 1,529,954
US Foods Holding Corp.
(a)
4,687 235,522
Walgreens Boots Alliance, Inc. 14,615 259,124
Total 2,947,384
Food Products 0.6%
Bunge Global SA 3,066 311,996
Campbell Soup Co. 4,006 183,114
General Mills, Inc. 12,015 846,577
Ingredion, Inc. 1,337 153,207
JM Smucker Co. (The) 2,163 248,421
Kellanova 5,408 312,907
Kraft Heinz Co. (The) 16,712 645,250
Seaboard Corp. 5 16,551
Total 2,718,023
Household Products 2.4%
Colgate-Palmolive Co. 17,034 1,565,765
Kimberly-Clark Corp. 7,054 963,083
Procter & Gamble Co. (The) 49,081 8,010,019
Reynolds Consumer Products, Inc. 1,135 32,495
Total 10,571,362
Tobacco 1.0%
Altria Group, Inc. 36,891 1,616,195
Philip Morris International, Inc. 31,976 3,035,801
Total 4,651,996
Total Consumer Staples 26,073,885
Energy  4.0%
Energy Equipment & Services 0.1%
Baker Hughes Co. 14,973 488,419
TechnipFMC PLC 6,618 169,553
Total 657,972

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 9
Common Stocks (continued)
Issuer Shares Value ($)
Oil, Gas & Consumable Fuels 3.9%
Chevron Corp. 26,602 4,290,105
Coterra Energy, Inc. 11,318 309,660
EOG Resources, Inc. 8,915 1,177,939
EQT Corp. 5,465 219,092
Exxon Mobil Corp. 60,249 7,125,649
HF Sinclair Corp. 2,362 128,139
Marathon Oil Corp. 8,983 241,194
Marathon Petroleum Corp. 6,188 1,124,483
Phillips 66 6,882 985,571
Pioneer Natural Resources Co. 3,512 945,852
Valero Energy Corp. 5,339 853,546
Total 17,401,230
Total Energy 18,059,202
Financials  13.7%
Banks 7.1%
Bank of America Corp. 174,004 6,439,888
Bank OZK 2,736 122,162
Citigroup, Inc. 48,674 2,985,176
Comerica, Inc. 3,253 163,203
East West Bancorp, Inc. 3,479 259,151
Fifth Third Bancorp 16,869 615,044
First Citizens BancShares, Inc. Class A 256 431,811
FNB Corp. 8,903 118,766
JPMorgan Chase & Co. 72,034 13,811,799
M&T Bank Corp. 4,176 602,973
New York Community Bancorp, Inc. 18,090 47,938
Popular, Inc. 1,762 149,752
Webster Financial Corp. 4,287 187,899
Wells Fargo & Co. 89,475 5,307,657
Wintrust Financial Corp. 1,523 147,183
Zions Bancorp NA 3,614 147,379
Total 31,537,781
Capital Markets 1.5%
Affiliated Managers Group, Inc. 837 130,656
Bank of New York Mellon Corp. (The) 19,169 1,082,857
Cboe Global Markets, Inc. 2,617 474,069
CME Group, Inc. 9,019 1,890,743
Franklin Resources, Inc. 7,594 173,447
Invesco Ltd. 9,099 128,933
Janus Henderson Group PLC 3,341 104,306
LPL Financial Holdings, Inc. 1,893 509,463
Nasdaq, Inc. 9,300 556,605
SEI Investments Co. 2,542 167,645
State Street Corp. 7,767 563,030
T Rowe Price Group, Inc. 5,633 617,208
Virtu Financial, Inc. Class A 2,137 46,373
XP, Inc. Class A 8,463 173,237
Total 6,618,572
Consumer Finance 0.1%
Synchrony Financial 10,206 448,860
Financial Services 3.3%
Corebridge Financial, Inc. 5,772 153,304
Euronet Worldwide, Inc.
(a)
1,097 112,640
Fiserv, Inc.
(a)
15,199 2,320,432
Global Payments, Inc. 6,582 808,072
MGIC Investment Corp. 7,050 142,974
Visa, Inc. Class A 40,867 10,977,285
Western Union Co. (The) 9,357 125,758
Total 14,640,465
Insurance 1.7%
Assurant, Inc. 1,326 231,254
Common Stocks (continued)
Issuer Shares Value ($)
Axis Capital Holdings Ltd. 1,948 119,471
Brown & Brown, Inc. 5,950 485,163
CNA Financial Corp. 654 28,737
Everest Group Ltd. 1,083 396,822
Hartford Financial Services Group, Inc. (The) 7,686 744,696
Lincoln National Corp. 4,266 116,334
Loews Corp. 4,667 350,725
Marsh & McLennan Cos., Inc. 12,480 2,488,886
MetLife, Inc. 15,882 1,128,893
Old Republic International Corp. 6,660 198,868
Reinsurance Group of America, Inc. 1,674 313,021
RenaissanceRe Holdings Ltd. 1,291 283,052
Unum Group 4,824 244,577
Willis Towers Watson PLC 2,634 661,503
Total 7,792,002
Total Financials 61,037,680
Health Care  11.8%
Biotechnology 1.9%
AbbVie, Inc. 16,714 2,718,365
Alnylam Pharmaceuticals, Inc.
(a)
1,245 179,218
Amgen, Inc. 5,158 1,412,983
Apellis Pharmaceuticals, Inc.
(a)
984 43,483
Biogen, Inc.
(a)
1,365 293,229
BioMarin Pharmaceutical, Inc.
(a)
1,823 147,225
Exact Sciences Corp.
(a)
1,715 101,785
Exelixis, Inc.
(a)
2,988 70,098
Gilead Sciences, Inc. 11,804 769,621
Incyte Corp.
(a)
1,776 92,441
Ionis Pharmaceuticals, Inc.
(a)
1,371 56,567
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
315 227
Moderna, Inc.
(a)
3,151 347,587
Natera, Inc.
(a)
1,008 93,623
Neurocrine Biosciences, Inc.
(a)
957 131,626
Regeneron Pharmaceuticals, Inc.
(a)
1,011 900,457
Roivant Sciences Ltd.
(a)
3,374 36,777
Sarepta Therapeutics, Inc.
(a)
853 108,041
Ultragenyx Pharmaceutical, Inc.
(a)
657 27,949
United Therapeutics Corp.
(a)
440 103,105
Vertex Pharmaceuticals, Inc.
(a)
2,483 975,347
Total 8,609,754
Health Care Equipment & Supplies 2.5%
Abbott Laboratories 46,057 4,880,660
Align Technology, Inc.
(a)
1,986 560,807
Baxter International, Inc. 13,650 551,050
DENTSPLY SIRONA, Inc. 5,762 172,918
GE HealthCare Technologies, Inc. 10,945 834,447
Hologic, Inc.
(a)
6,239 472,729
Integra LifeSciences Holdings Corp.
(a)
1,902 55,481
Medtronic PLC 35,571 2,854,217
QuidelOrtho Corp.
(a)
1,427 57,865
Solventum Corp.
(a)
4,376 284,484
Zimmer Biomet Holdings, Inc. 5,596 673,087
Total 11,397,745
Health Care Providers & Services 2.1%
Cardinal Health, Inc. 6,769 697,478
Cencora, Inc. 4,442 1,061,860
Centene Corp.
(a)
14,534 1,061,854
Cigna Group (The) 7,667 2,737,426
DaVita, Inc.
(a)
1,405 195,309
Humana, Inc. 3,242 979,376
McKesson Corp. 3,542 1,902,798
Molina Healthcare, Inc.
(a)
1,539 526,492

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Strategic Beta ETFs | Semiannual Report 2024
Common Stocks (continued)
Issuer Shares Value ($)
Premier, Inc. Class A 3,165 66,085
Tenet Healthcare Corp.
(a)
2,585 290,269
Total 9,518,947
Life Sciences Tools & Services 0.4%
Avantor, Inc.
(a)
17,940 434,686
Bio-Rad Laboratories, Inc. Class A
(a)
574 154,837
Fortrea Holdings, Inc.
(a)
2,394 87,596
ICON PLC
(a)
2,156 642,229
Maravai LifeSciences Holdings, Inc. Class
A
(a)
2,968 24,338
Medpace Holdings, Inc.
(a)
617 239,612
Total 1,583,298
Pharmaceuticals 4.9%
Bristol-Myers Squibb Co. 55,993 2,460,333
Jazz Pharmaceuticals PLC
(a)
1,627 180,190
Johnson & Johnson 64,807 9,370,444
Merck & Co., Inc. 67,950 8,780,499
Organon & Co. 7,020 130,642
Perrigo Co. PLC 3,704 120,973
Royalty Pharma PLC Class A 9,994 276,834
Viatris, Inc. 31,716 366,954
Total 21,686,869
Total Health Care 52,796,613
Industrials  9.6%
Aerospace & Defense 0.1%
Curtiss-Wright Corp. 1,222 309,679
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc. 4,807 535,067
FedEx Corp. 7,342 1,921,989
Total 2,457,056
Building Products 1.1%
A O Smith Corp. 3,967 328,626
Advanced Drainage Systems, Inc. 2,155 338,335
AZEK Co., Inc. (The)
(a)
4,661 212,728
Builders FirstSource, Inc.
(a)
4,025 735,851
Carlisle Cos., Inc. 1,604 622,753
Carrier Global Corp. 25,701 1,580,355
Fortune Brands Innovations, Inc. 4,022 294,008
Masco Corp. 7,176 491,197
Owens Corning 2,853 479,903
Total 5,083,756
Commercial Services & Supplies 0.6%
Cintas Corp. 2,805 1,846,643
Veralto Corp. 7,010 656,697
Total 2,503,340
Construction & Engineering 0.2%
AECOM 4,376 404,168
EMCOR Group, Inc. 1,478 527,897
Total 932,065
Electrical Equipment 0.3%
Acuity Brands, Inc. 1,000 248,300
Vertiv Holdings Co. Class A 10,599 985,707
Total 1,234,007
Ground Transportation 0.6%
CSX Corp. 65,634 2,180,361
Landstar System, Inc. 1,161 202,490
Ryder System, Inc. 1,430 174,246
Total 2,557,097
Industrial Conglomerates 0.4%
3M Co. 17,695 1,707,744
Machinery 3.1%
AGCO Corp. 1,979 225,982
Common Stocks (continued)
Issuer Shares Value ($)
Allison Transmission Holdings, Inc. 2,927 215,281
Caterpillar, Inc. 16,501 5,520,739
Crane Co. 1,522 213,095
Donaldson Co., Inc. 3,873 279,631
Esab Corp. 1,802 190,796
Fortive Corp. 11,423 859,809
Gates Industrial Corp. PLC
(a)
5,259 92,664
ITT, Inc. 2,611 337,707
Lincoln Electric Holdings, Inc. 1,781 390,983
PACCAR, Inc. 16,558 1,756,969
Parker-Hannifin Corp. 4,080 2,223,233
Pentair PLC 5,241 414,511
Snap-on, Inc. 1,693 453,656
Stanley Black & Decker, Inc. 4,940 451,516
Timken Co. (The) 1,993 177,815
Total 13,804,387
Marine Transportation 0.0%
Kirby Corp.
(a)
1,903 207,674
Passenger Airlines 0.4%
American Airlines Group, Inc.
(a)
21,143 285,642
Delta Air Lines, Inc. 20,660 1,034,446
United Airlines Holdings, Inc.
(a)
10,610 545,991
Total 1,866,079
Professional Services 1.9%
Automatic Data Processing, Inc. 13,367 3,233,344
Broadridge Financial Solutions, Inc. 3,779 730,896
CACI International, Inc. Class A
(a)
722 290,410
Genpact Ltd. 5,777 177,585
Jacobs Solutions, Inc. 4,094 587,612
ManpowerGroup, Inc. 1,605 121,097
Paychex, Inc. 10,439 1,240,258
Robert Half, Inc. 3,399 235,007
Science Applications International Corp. 1,724 221,879
SS&C Technologies Holdings, Inc. 6,986 432,363
Verisk Analytics, Inc. 4,625 1,008,065
Total 8,278,516
Trading Companies & Distributors 0.4%
Core & Main, Inc. Class A
(a)
4,964 280,317
Ferguson PLC 6,577 1,380,512
MSC Industrial Direct Co., Inc. Class A 1,441 131,477
WESCO International, Inc. 1,386 211,712
Total 2,004,018
Total Industrials 42,945,418
Information Technology  26.1%
Communications Equipment 0.9%
Arista Networks, Inc.
(a)
3,033 778,147
Cisco Systems, Inc. 51,541 2,421,396
F5, Inc.
(a)
743 122,825
Juniper Networks, Inc. 4,000 139,280
Motorola Solutions, Inc. 2,059 698,310
Total 4,159,958
Electronic Equipment, Instruments & Components 0.0%
Crane NXT Co. 607 36,912
TD SYNNEX Corp. 637 75,064
Total 111,976
IT Services 0.1%
Okta, Inc.
(a)
1,886 175,360
VeriSign, Inc.
(a)
1,151 195,072
Total 370,432
Semiconductors & Semiconductor Equipment 6.1%
Allegro MicroSystems, Inc.
(a)
959 28,473
Applied Materials, Inc. 10,691 2,123,767

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 11
Common Stocks (continued)
Issuer Shares Value ($)
Cirrus Logic, Inc.
(a)
674 59,696
Enphase Energy, Inc.
(a)
1,746 189,895
Lam Research Corp. 1,707 1,526,758
Lattice Semiconductor Corp.
(a)
1,708 117,169
NVIDIA Corp. 24,212 20,919,652
QUALCOMM, Inc. 14,040 2,328,534
Skyworks Solutions, Inc. 1,964 209,343
Total 27,503,287
Software 11.8%
Adobe, Inc.
(a)
5,663 2,621,006
Atlassian Corp. Class A
(a)
1,781 306,866
Autodesk, Inc.
(a)
2,688 572,141
Cadence Design Systems, Inc.
(a)
3,410 939,898
Crowdstrike Holdings, Inc. Class A
(a)
2,613 764,407
Datadog, Inc. Class A
(a)
3,546 445,023
DocuSign, Inc.
(a)
2,427 137,368
Dropbox, Inc. Class A
(a)
3,213 74,413
Dynatrace, Inc.
(a)
3,226 146,170
Fortinet, Inc.
(a)
7,962 503,039
Gen Digital, Inc. 7,022 141,423
HubSpot, Inc.
(a)
573 346,591
Intuit, Inc. 3,437 2,150,256
Microsoft Corp. 92,956 36,190,559
Nutanix, Inc. Class A
(a)
2,835 172,085
Palo Alto Networks, Inc.
(a)
3,774 1,097,819
Salesforce, Inc. 11,684 3,142,295
ServiceNow, Inc.
(a)
2,517 1,745,112
Smartsheet, Inc. Class A
(a)
1,615 61,095
Workday, Inc. Class A
(a)
2,478 606,441
Zoom Video Communications, Inc. Class A
(a)
3,145 192,160
Zscaler, Inc.
(a)
1,111 192,136
Total 52,548,303
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc. 184,584 31,440,193
HP, Inc. 10,859 305,029
NetApp, Inc. 2,575 263,191
Pure Storage, Inc. Class A
(a)
3,519 177,357
Total 32,185,770
Total Information Technology 116,879,726
Materials  2.4%
Chemicals 1.0%
CF Industries Holdings, Inc. 7,866 621,178
LyondellBasell Industries NV Class A 10,238 1,023,493
Mosaic Co. (The) 13,037 409,232
NewMarket Corp. 233 122,772
Olin Corp. 4,992 260,982
PPG Industries, Inc. 9,408 1,213,632
RPM International, Inc. 5,031 537,864
Scotts Miracle-Gro Co. (The) 1,694 116,107
Westlake Corp. 1,284 189,210
Total 4,494,470
Construction Materials 0.1%
Eagle Materials, Inc. 1,364 341,968
Containers & Packaging 0.4%
Berry Global Group, Inc. 4,617 261,507
Graphic Packaging Holding Co. 12,158 314,284
International Paper Co. 13,759 480,740
Packaging Corp. of America 3,530 610,619
Total 1,667,150
Metals & Mining 0.9%
Cleveland-Cliffs, Inc.
(a)
20,119 340,011
Nucor Corp. 9,975 1,681,087
Common Stocks (continued)
Issuer Shares Value ($)
Reliance, Inc. 2,329 663,113
Southern Copper Corp. 3,208 374,277
Steel Dynamics, Inc. 6,290 818,455
United States Steel Corp. 8,818 321,857
Total 4,198,800
Total Materials 10,702,388
Real Estate  2.3%
Health Care REITs 0.1%
Healthpeak Properties, Inc. 19,393 360,904
Medical Properties Trust, Inc. 16,610 76,406
Total 437,310
Hotel & Resort REITs 0.1%
Host Hotels & Resorts, Inc. 18,971 357,983
Park Hotels & Resorts, Inc. 5,616 90,586
Total 448,569
Industrial REITs 0.0%
STAG Industrial, Inc. 4,919 169,164
Office REITs 0.1%
Cousins Properties, Inc. 4,109 94,260
Kilroy Realty Corp. 3,190 107,822
NET Lease Office Properties 401 9,167
Total 211,249
Real Estate Management & Development 0.2%
CoStar Group, Inc.
(a)
11,107 1,016,624
Residential REITs 0.3%
American Homes 4 Rent Class A 9,017 322,809
Apartment Income REIT Corp. 4,010 153,904
Essex Property Trust, Inc. 1,746 429,952
Invitation Homes, Inc. 16,620 568,404
Total 1,475,069
Retail REITs 0.4%
Brixmor Property Group, Inc. 8,186 180,911
NNN REIT, Inc. 5,031 203,906
Simon Property Group, Inc. 8,817 1,239,053
Total 1,623,870
Specialized REITs 1.1%
American Tower Corp. 13,060 2,240,574
EPR Properties 2,029 82,357
Equinix, Inc. 2,580 1,834,664
Gaming and Leisure Properties, Inc. 6,961 297,443
SBA Communications Corp. 3,030 563,944
Total 5,018,982
Total Real Estate 10,400,837
Utilities  2.3%
Electric Utilities 1.4%
American Electric Power Co., Inc. 21,530 1,852,226
Edison International 15,292 1,086,649
Entergy Corp. 8,570 914,162
Evergy, Inc. 9,057 475,040
Hawaiian Electric Industries, Inc. 4,460 43,931
PG&E Corp. 79,937 1,367,722
Pinnacle West Capital Corp. 4,648 342,325
Total 6,082,055
Gas Utilities 0.2%
Atmos Energy Corp. 6,005 707,989
Independent Power and Renewable Electricity Producers
0.3%
Brookfield Renewable Corp. Class A 5,468 127,076
Clearway Energy, Inc. Class A 1,386 30,090
Clearway Energy, Inc. Class C 3,347 78,253
Vistra Corp. 14,621 1,108,857
Total 1,344,276

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Strategic Beta ETFs | Semiannual Report 2024
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2024, the value of these securities amounted to $227, which represents less than 0.01% of net assets.
(c) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At April 30,
2024, the total market value of these securities amounted to $227, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
(d) Valuation based on significant unobservable inputs.
(e) The rate shown is the seven-day current annualized yield at April 30, 2024.
Common Stocks (continued)
Issuer Shares Value ($)
Multi-Utilities 0.4%
Ameren Corp. 10,728 792,477
CenterPoint Energy, Inc. 25,613 746,363
NiSource, Inc. 16,853 469,525
Total 2,008,365
Total Utilities 10,142,685
Total Common Stocks
(Cost $408,766,150) 437,295,236
Exchange-Traded Equity Funds 1 .5%
Issuer Shares Value ($)
  1.5%
Communication Services Select Sector
SPDR Fund 30,865 2,403,149
VanEck Semiconductor ETF 20,304 4,346,883
Total 6,750,032
Total Exchange-Traded Equity Funds
(Cost $6,931,319) 6,750,032
Money Market Funds 0 .6%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.161%
(e)
2,571,708 2,571,708
Total Money Market Funds
(Cost $2,571,708) 2,571,708
Total Investments in Securities
(Cost $418,269,177) 446,616,976
Other Assets & Liabilities, Net 250,469
Net Assets 446,867,445
Security Acquisition Date Shares Cost ($) Value ($)
Mirati Therapeutics, Inc. 01/24/2024
315 — 227

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 13
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 37,871,115 – – 37,871,115
Consumer Discretionary 50,385,687 – – 50,385,687
Consumer Staples 26,073,885 – – 26,073,885
Energy 18,059,202 – – 18,059,202
Financials 61,037,680 – – 61,037,680
Health Care 52,796,386 – 227 52,796,613
Industrials 42,945,418 – – 42,945,418
Information Technology 116,879,726 – – 116,879,726
Materials 10,702,388 – – 10,702,388
Real Estate 10,400,837 – – 10,400,837
Utilities 10,142,685 – – 10,142,685
Total Common Stocks 437,295,009 – 227 437,295,236

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Core ETF
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Strategic Beta ETFs | Semiannual Report 2024
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Common Stocks (continued)
Exchange-Traded Equity Funds 6,750,032 – – 6,750,032
Money Market Funds 2,571,708 – – 2,571,708
Total Investments in Securities 446,616,749 – 227 446,616,976
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

PORTFOLIO OF INVESTMENTS
Columbia Research Enhanced Value ETF
April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 15
Common Stocks 97 .5%
Issuer Shares Value ($)
Communication Services  4.3%
Diversified Telecommunication Services 2.4%
AT&T, Inc. 29,425 496,988
Verizon Communications, Inc. 17,298 683,098
Total 1,180,086
Entertainment 0.4%
Electronic Arts, Inc. 1,107 140,390
Live Nation Entertainment, Inc.
(a)
494 43,921
Playtika Holding Corp. 12 87
Roku, Inc.
(a)
433 24,967
Total 209,365
Interactive Media & Services 0.0%
Match Group, Inc.
(a)
105 3,236
Media 1.5%
Comcast Corp. Class A 16,447 626,795
Fox Corp. Class A 1,043 32,344
Fox Corp. Class B 530 15,200
New York Times Co. (The) Class A 671 28,873
News Corp. Class A 1,551 36,914
News Corp. Class B 465 11,411
Total 751,537
Total Communication Services 2,144,224
Consumer Discretionary  5.1%
Automobile Components 0.1%
Lear Corp. 421 52,991
Phinia, Inc. 330 12,870
Total 65,861
Automobiles 0.1%
Thor Industries, Inc. 353 35,095
Broadline Retail 0.5%
eBay, Inc. 3,414 175,957
Kohl's Corp. 755 18,075
Nordstrom, Inc. 778 14,790
Ollie's Bargain Outlet Holdings, Inc.
(a)
289 21,137
Total 229,959
Diversified Consumer Services 0.0%
ADT, Inc. 1,743 11,330
H&R Block, Inc. 366 17,286
Total 28,616
Hotels, Restaurants & Leisure 1.3%
Caesars Entertainment, Inc.
(a)
834 29,874
Carnival Corp.
(a)
6,895 102,184
Expedia Group, Inc.
(a)
258 34,735
Hilton Worldwide Holdings, Inc. 967 190,770
MGM Resorts International
(a)
1,914 75,488
Royal Caribbean Cruises Ltd.
(a)
1,134 158,340
Travel + Leisure Co. 267 11,625
Wynn Resorts Ltd. 674 61,772
Total 664,788
Household Durables 2.1%
DR Horton, Inc. 2,085 297,092
Lennar Corp. Class A 1,702 258,057
Lennar Corp. Class B 88 12,354
NVR, Inc.
(a)
18 133,899
PulteGroup, Inc. 1,492 166,239
Toll Brothers, Inc. 719 85,640
TopBuild Corp.
(a)
199 80,530
Total 1,033,811
Specialty Retail 0.6%
Dick's Sporting Goods, Inc. 360 72,338
Gap, Inc. (The) 1,332 27,333
O'Reilly Automotive, Inc.
(a)
65 65,862
Common Stocks (continued)
Issuer Shares Value ($)
Ross Stores, Inc. 158 20,469
Williams-Sonoma, Inc. 398 114,138
Total 300,140
Textiles, Apparel & Luxury Goods 0.4%
Carter's, Inc. 259 17,718
Ralph Lauren Corp. 271 44,347
Skechers USA., Inc. Class A
(a)
858 56,671
Tapestry, Inc. 1,534 61,237
Total 179,973
Total Consumer Discretionary 2,538,243
Consumer Staples  8.2%
Beverages 0.1%
Molson Coors Beverage Co. Class B 1,044 59,780
Consumer Staples Distribution 0.7%
Kroger Co. (The) 3,926 217,422
US Foods Holding Corp.
(a)
1,365 68,591
Walgreens Boots Alliance, Inc. 4,248 75,317
Total 361,330
Food Products 1.6%
Bunge Global SA 887 90,261
Campbell Soup Co. 1,154 52,749
General Mills, Inc. 3,486 245,624
Ingredion, Inc. 399 45,722
JM Smucker Co. (The) 621 71,322
Kellanova 1,569 90,782
Kraft Heinz Co. (The) 4,853 187,374
Seaboard Corp. 1 3,310
Total 787,144
Household Products 4.8%
Colgate-Palmolive Co. 4,950 455,004
Kimberly-Clark Corp. 114 15,565
Procter & Gamble Co. (The) 11,567 1,887,734
Reynolds Consumer Products, Inc. 332 9,505
Total 2,367,808
Tobacco 1.0%
Altria Group, Inc. 10,709 469,161
Total Consumer Staples 4,045,223
Energy  8.4%
Energy Equipment & Services 0.4%
Baker Hughes Co. 4,551 148,454
TechnipFMC PLC 2,012 51,547
Total 200,001
Oil, Gas & Consumable Fuels 8.0%
Coterra Energy, Inc. 3,451 94,419
EOG Resources, Inc. 2,710 358,072
EQT Corp. 1,662 66,630
Exxon Mobil Corp. 18,350 2,170,254
HF Sinclair Corp. 714 38,735
Marathon Oil Corp. 2,730 73,301
Marathon Petroleum Corp. 1,893 343,996
Phillips 66 2,098 300,455
Pioneer Natural Resources Co. 1,063 286,287
Valero Energy Corp. 1,630 260,588
Total 3,992,737
Total Energy 4,192,738
Financials  20.9%
Banks 13.6%
Bank of America Corp. 43,111 1,595,538
Bank OZK 678 30,273
Citigroup, Inc. 12,063 739,824
Comerica, Inc. 804 40,337
East West Bancorp, Inc. 862 64,210

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Strategic Beta ETFs | Semiannual Report 2024
Common Stocks (continued)
Issuer Shares Value ($)
Fifth Third Bancorp 4,178 152,330
First Citizens BancShares, Inc. Class A 60 101,205
JPMorgan Chase & Co. 12,491 2,395,024
M&T Bank Corp. 1,036 149,588
New York Community Bancorp, Inc. 4,486 11,888
Popular, Inc. 436 37,056
Webster Financial Corp. 1,059 46,416
Wells Fargo & Co. 22,165 1,314,828
Wintrust Financial Corp. 368 35,563
Zions Bancorp NA 890 36,294
Total 6,750,374
Capital Markets 3.0%
Affiliated Managers Group, Inc. 203 31,688
Bank of New York Mellon Corp. (The) 4,754 268,554
Cboe Global Markets, Inc. 660 119,559
CME Group, Inc. 2,239 469,384
Franklin Resources, Inc. 1,884 43,031
Invesco Ltd. 2,255 31,953
Janus Henderson Group PLC 815 25,444
Nasdaq, Inc. 2,316 138,613
SEI Investments Co. 627 41,351
State Street Corp. 1,921 139,253
T Rowe Price Group, Inc. 1,397 153,069
Virtu Financial, Inc. Class A 524 11,371
XP, Inc. Class A 1,920 39,302
Total 1,512,572
Consumer Finance 0.2%
Synchrony Financial 2,526 111,093
Financial Services 1.5%
Corebridge Financial, Inc. 1,419 37,689
Euronet Worldwide, Inc.
(a)
143 14,683
Fiserv, Inc.
(a)
2,741 418,469
Global Payments, Inc. 1,634 200,606
MGIC Investment Corp. 1,742 35,328
Western Union Co. (The) 1,978 26,584
Total 733,359
Insurance 2.6%
Assurant, Inc. 334 58,250
Axis Capital Holdings Ltd. 492 30,174
Brown & Brown, Inc. 893 72,815
CNA Financial Corp. 165 7,250
Everest Group Ltd. 236 86,473
Hartford Financial Services Group, Inc. (The) 1,904 184,479
Lincoln National Corp. 958 26,125
Loews Corp. 1,149 86,347
Marsh & McLennan Cos., Inc. 614 122,450
MetLife, Inc. 3,933 279,558
Old Republic International Corp. 1,650 49,269
Reinsurance Group of America, Inc. 417 77,975
Unum Group 1,199 60,789
Willis Towers Watson PLC 581 145,912
Total 1,287,866
Total Financials 10,395,264
Health Care  13.5%
Biotechnology 1.6%
Alnylam Pharmaceuticals, Inc.
(a)
66 9,501
Amgen, Inc. 412 112,863
Biogen, Inc.
(a)
341 73,254
BioMarin Pharmaceutical, Inc.
(a)
405 32,708
Exact Sciences Corp.
(a)
273 16,202
Exelixis, Inc.
(a)
189 4,434
Gilead Sciences, Inc. 2,923 190,580
Common Stocks (continued)
Issuer Shares Value ($)
Incyte Corp.
(a)
109 5,673
Ionis Pharmaceuticals, Inc.
(a)
55 2,269
Mirati Therapeutics, Inc.
(a),(b),(c),(d)
51 37
Moderna, Inc.
(a)
781 86,152
Regeneron Pharmaceuticals, Inc.
(a)
231 205,742
Roivant Sciences Ltd.
(a)
53 578
United Therapeutics Corp.
(a)
103 24,136
Vertex Pharmaceuticals, Inc.
(a)
59 23,176
Total 787,305
Health Care Equipment & Supplies 2.4%
Baxter International, Inc. 2,918 117,800
DENTSPLY SIRONA, Inc. 1,224 36,732
GE HealthCare Technologies, Inc. 2,161 164,754
Hologic, Inc.
(a)
1,327 100,547
Integra LifeSciences Holdings Corp.
(a)
412 12,018
Medtronic PLC 7,582 608,380
QuidelOrtho Corp.
(a)
315 12,773
Zimmer Biomet Holdings, Inc. 1,200 144,336
Total 1,197,340
Health Care Providers & Services 4.0%
Cardinal Health, Inc. 703 72,437
Centene Corp.
(a)
3,106 226,924
Cigna Group (The) 1,513 540,202
Elevance Health, Inc. 1,169 617,910
Humana, Inc. 401 121,138
McKesson Corp. 467 250,877
Molina Healthcare, Inc.
(a)
153 52,341
Premier, Inc. Class A 680 14,199
Tenet Healthcare Corp.
(a)
547 61,423
Total 1,957,451
Life Sciences Tools & Services 0.0%
Fortrea Holdings, Inc.
(a)
512 18,734
Pharmaceuticals 5.5%
Bristol-Myers Squibb Co. 11,936 524,468
Jazz Pharmaceuticals PLC
(a)
168 18,606
Johnson & Johnson 13,820 1,998,234
Organon & Co. 1,491 27,747
Perrigo Co. PLC 789 25,769
Royalty Pharma PLC Class A 2,137 59,195
Viatris, Inc. 6,765 78,271
Total 2,732,290
Total Health Care 6,693,120
Industrials  14.5%
Aerospace & Defense 0.2%
Curtiss-Wright Corp. 342 86,670
Air Freight & Logistics 1.3%
Expeditors International of Washington, Inc. 1,152 128,229
FedEx Corp. 2,054 537,696
Total 665,925
Building Products 2.6%
A O Smith Corp. 978 81,018
AZEK Co., Inc. (The)
(a)
1,297 59,195
Builders FirstSource, Inc.
(a)
1,120 204,758
Carlisle Cos., Inc. 442 171,606
Carrier Global Corp. 7,149 439,592
Fortune Brands Innovations, Inc. 1,119 81,799
Masco Corp. 1,998 136,763
Owens Corning 790 132,886
Total 1,307,617
Commercial Services & Supplies 0.5%
Cintas Corp. 86 56,617

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 17
Common Stocks (continued)
Issuer Shares Value ($)
Veralto Corp. 1,941 181,833
Total 238,450
Construction & Engineering 0.4%
AECOM 1,220 112,679
EMCOR Group, Inc. 270 96,436
Total 209,115
Electrical Equipment 0.7%
Acuity Brands, Inc. 272 67,538
Vertiv Holdings Co. Class A 2,725 253,425
Total 320,963
Ground Transportation 1.2%
CSX Corp. 16,250 539,825
Landstar System, Inc. 70 12,209
Ryder System, Inc. 408 49,715
Total 601,749
Machinery 4.1%
AGCO Corp. 547 62,462
Allison Transmission Holdings, Inc. 727 53,471
Caterpillar, Inc. 1,146 383,417
Crane Co. 422 59,084
Donaldson Co., Inc. 628 45,342
Esab Corp. 506 53,575
Fortive Corp. 3,188 239,961
Gates Industrial Corp. PLC
(a)
1,464 25,796
ITT, Inc. 723 93,513
Lincoln Electric Holdings, Inc. 26 5,708
Parker-Hannifin Corp. 1,133 617,383
Pentair PLC 1,461 115,550
Snap-on, Inc. 463 124,065
Stanley Black & Decker, Inc. 1,380 126,132
Timken Co. (The) 551 49,160
Total 2,054,619
Marine Transportation 0.1%
Kirby Corp.
(a)
529 57,730
Passenger Airlines 1.0%
American Airlines Group, Inc.
(a)
3,710 50,122
Delta Air Lines, Inc. 5,465 273,633
United Airlines Holdings, Inc.
(a)
2,952 151,910
Total 475,665
Professional Services 1.3%
Automatic Data Processing, Inc. 527 127,476
Broadridge Financial Solutions, Inc. 173 33,460
CACI International, Inc. Class A
(a)
197 79,239
Genpact Ltd. 1,207 37,103
Jacobs Solutions, Inc. 1,137 163,194
ManpowerGroup, Inc. 442 33,349
Science Applications International Corp. 487 62,677
SS&C Technologies Holdings, Inc. 1,936 119,819
Total 656,317
Trading Companies & Distributors 1.1%
Core & Main, Inc. Class A
(a)
1,386 78,267
Ferguson PLC 1,733 363,757
MSC Industrial Direct Co., Inc. Class A 411 37,500
WESCO International, Inc. 398 60,794
Total 540,318
Total Industrials 7,215,138
Information Technology  8.8%
Communications Equipment 3.1%
Cisco Systems, Inc. 28,578 1,342,595
F5, Inc.
(a)
420 69,430
Juniper Networks, Inc. 2,204 76,743
Common Stocks (continued)
Issuer Shares Value ($)
Motorola Solutions, Inc. 91 30,863
Total 1,519,631
Electronic Equipment, Instruments & Components 0.2%
Crane NXT Co. 339 20,615
TD SYNNEX Corp. 417 49,139
Vontier Corp. 710 28,847
Total 98,601
IT Services 0.5%
Amdocs Ltd. 804 67,528
Okta, Inc.
(a)
976 90,748
VeriSign, Inc.
(a)
604 102,366
Total 260,642
Semiconductors & Semiconductor Equipment 1.4%
Applied Materials, Inc. 926 183,950
Cirrus Logic, Inc.
(a)
370 32,771
Lam Research Corp. 50 44,720
Microchip Technology, Inc. 1,058 97,315
MKS Instruments, Inc. 452 53,779
QUALCOMM, Inc. 989 164,026
Skyworks Solutions, Inc. 1,101 117,355
Teradyne, Inc. 181 21,054
Total 714,970
Software 3.1%
AppLovin Corp. Class A
(a)
1,030 72,687
Dropbox, Inc. Class A
(a)
193 4,470
Gen Digital, Inc. 3,285 66,160
Informatica, Inc. Class A
(a)
273 8,455
Nutanix, Inc. Class A
(a)
1,192 72,354
Oracle Corp. 6,224 707,980
PTC, Inc.
(a)
369 65,475
Salesforce, Inc. 1,590 427,615
Uipath, Inc. Class A
(a)
586 11,116
Zoom Video Communications, Inc. Class A
(a)
1,746 106,681
Total 1,542,993
Technology Hardware, Storage & Peripherals 0.5%
HP, Inc. 4,791 134,579
NetApp, Inc. 864 88,310
Pure Storage, Inc. Class A
(a)
426 21,470
Total 244,359
Total Information Technology 4,381,196
Materials  4.5%
Chemicals 1.8%
CF Industries Holdings, Inc. 1,743 137,645
LyondellBasell Industries NV Class A 2,268 226,732
Mosaic Co. (The) 2,883 90,497
NewMarket Corp. 55 28,981
Olin Corp. 1,113 58,188
PPG Industries, Inc. 1,561 201,369
RPM International, Inc. 898 96,005
Westlake Corp. 281 41,408
Total 880,825
Construction Materials 0.0%
Eagle Materials, Inc. 101 25,322
Containers & Packaging 1.0%
Berry Global Group, Inc. 1,025 58,056
Graphic Packaging Holding Co. 1,246 32,209
International Paper Co. 3,048 106,497
Packaging Corp. of America 782 135,270
Sonoco Products Co. 869 48,708
Westrock Co. 2,233 107,095
Total 487,835

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Strategic Beta ETFs | Semiannual Report 2024
Notes to Portfolio of Investments
(a) Non-income producing investment.
(b) Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2024, the value of these securities amounted to $37, which represents less than 0.01% of net assets.
(c) Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At April 30,
2024, the total market value of these securities amounted to $37, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:
Common Stocks (continued)
Issuer Shares Value ($)
Metals & Mining 1.7%
Cleveland-Cliffs, Inc.
(a)
4,457 75,323
Nucor Corp. 2,201 370,935
Reliance, Inc. 517 147,200
Steel Dynamics, Inc. 1,396 181,647
United States Steel Corp. 1,944 70,956
Total 846,061
Total Materials 2,240,043
Real Estate  4.4%
Health Care REITs 0.3%
Healthpeak Properties, Inc. 6,316 117,541
Medical Properties Trust, Inc. 5,394 24,812
Total 142,353
Hotel & Resort REITs 0.3%
Host Hotels & Resorts, Inc. 6,167 116,371
Park Hotels & Resorts, Inc. 1,828 29,486
Total 145,857
Industrial REITs 0.2%
EastGroup Properties, Inc. 400 62,144
STAG Industrial, Inc. 1,594 54,818
Total 116,962
Office REITs 0.1%
Cousins Properties, Inc. 1,328 30,464
Kilroy Realty Corp. 1,041 35,186
NET Lease Office Properties 119 2,720
Total 68,370
Real Estate Management & Development 0.4%
CoStar Group, Inc.
(a)
2,067 189,192
Residential REITs 1.0%
American Homes 4 Rent Class A 2,937 105,145
Apartment Income REIT Corp. 1,301 49,932
Essex Property Trust, Inc. 575 141,594
Invitation Homes, Inc. 5,399 184,646
Total 481,317
Retail REITs 0.9%
Brixmor Property Group, Inc. 2,665 58,897
NNN REIT, Inc. 1,642 66,550
Simon Property Group, Inc. 2,243 315,209
Total 440,656
Specialized REITs 1.2%
EPR Properties 670 27,195
Equinix, Inc. 422 300,089
Gaming and Leisure Properties, Inc. 2,259 96,527
Common Stocks (continued)
Issuer Shares Value ($)
SBA Communications Corp. 883 164,344
Total 588,155
Total Real Estate 2,172,862
Utilities  4.9%
Electric Utilities 3.0%
American Electric Power Co., Inc. 5,358 460,949
Edison International 3,809 270,667
Entergy Corp. 2,141 228,380
Evergy, Inc. 2,253 118,170
Hawaiian Electric Industries, Inc. 1,115 10,983
PG&E Corp. 19,879 340,130
Pinnacle West Capital Corp. 1,149 84,624
Total 1,513,903
Gas Utilities 0.4%
Atmos Energy Corp. 1,490 175,671
Independent Power and Renewable Electricity Producers
0.5%
Brookfield Renewable Corp. Class A 1,366 31,746
Clearway Energy, Inc. Class A 347 7,533
Clearway Energy, Inc. Class C 836 19,546
Vistra Corp. 2,584 195,970
Total 254,795
Multi-Utilities 1.0%
Ameren Corp. 2,671 197,307
CenterPoint Energy, Inc. 6,360 185,330
NiSource, Inc. 4,186 116,622
Total 499,259
Total Utilities 2,443,628
Total Common Stocks
(Cost $46,063,878) 48,461,679
Exchange-Traded Equity Funds 2 .1%
Issuer Shares Value ($)
Financials  2.1%
Financial Select Sector SPDR Fund 25,587 1,032,692
Total Exchange-Traded Equity Funds
(Cost $984,488) 1,032,692
Money Market Funds 0 .6%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.161%
(e)
292,305 292,305
Total Money Market Funds
(Cost $292,305) 292,305
Total Investments in Securities
(Cost $47,340,671) 49,786,676
Other Assets & Liabilities, Net (79,573)
Net Assets 49,707,103

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 19
(d) Valuation based on significant unobservable inputs.
(e) The rate shown is the seven-day current annualized yield at April 30, 2024.
Security Acquisition Date Shares Cost ($) Value ($)
Mirati Therapeutics, Inc. 01/24/2024
51 — 37
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Communication Services 2,144,224 – – 2,144,224
Consumer Discretionary 2,538,243 – – 2,538,243
Consumer Staples 4,045,223 – – 4,045,223
Energy 4,192,738 – – 4,192,738

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Research Enhanced Value ETF
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Strategic Beta ETFs | Semiannual Report 2024
Fair Value Measurements (continued)
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Common Stocks (continued)
Financials 10,395,264 – – 10,395,264
Health Care 6,693,083 – 37 6,693,120
Industrials 7,215,138 – – 7,215,138
Information Technology 4,381,196 – – 4,381,196
Materials 2,240,043 – – 2,240,043
Real Estate 2,172,862 – – 2,172,862
Utilities 2,443,628 – – 2,443,628
Total Common Stocks 48,461,642 – 37 48,461,679
Exchange-Traded Equity Funds 1,032,692 – – 1,032,692
Money Market Funds 292,305 – – 292,305
Total Investments in Securities 49,786,639 – 37 49,786,676
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 21
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Assets
Investments in securities, at value
Unaffiliated issuers (cost $418,269,177 and $47,340,671, respectively) $446,616,976 $49,786,676
Receivable for:
Dividends 262,539 46,888
Capital shares sold 42,762 581,144
Investments sold – 26,533
Total assets 446,922,277 50,441,241
Liabilities
Payable for:
Investment management fees 54,832 6,335
Investments purchased – 727,803
Total liabilities 54,832 734,138
Net assets applicable to outstanding capital stock $446,867,445 $49,707,103
Represented by:
Paid-in capital $406,669,835 $48,917,287
Total distributable earnings (loss) 40,197,610 789,816
Total - representing net assets applicable to outstanding capital stock $446,867,445 $49,707,103
Shares outstanding 15,050,000 2,175,000
Net asset value per share $29.69 $22.85

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
22 Strategic Beta ETFs | Semiannual Report 2024
Columbia Research
Enhanced Core ETF
Columbia Research
Enhanced Value ETF
Investment Income:
Dividends - unaffiliated issuers $2,826,156 $384,937
Foreign taxes withheld (924) (185)
Total income 2,825,232 384,752
Expenses:
Investment management fees 261,139 27,511
Overdraft expense – 1
Total expenses 261,139 27,512
Net Investment Income 2,564,093 357,240
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 1,989,645 (114,177)
In-kind transactions - unaffiliated issuers 10,522,819 271,770
Net realized gain 12,512,464 157,593
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 41,943,452 3,664,107
Net change in unrealized appreciation 41,943,452 3,664,107
Net realized and unrealized gain 54,455,916 3,821,700
Net Increase in net assets resulting from operations $57,020,009 $4,178,940

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 23
Columbia Research Enhanced Core ETF Columbia Research Enhanced Value ETF
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Operations
Net investment income $2,564,093 $2,247,748 $357,240 $501,110
Net realized gain 12,512,464 18,246,960 157,593 24,751
Net change in unrealized appreciation (depreciation) 41,943,452 (12,264,963) 3,664,107 (84,827)
Net increase in net assets resulting from operations 57,020,009 8,229,745 4,178,940 441,034
Distributions to shareholders
Net investment income and net realized gains (2,889,740) (801,350) (484,695) (541,181)
Shareholder transactions
Proceeds from shares sold 244,373,926 381,574,844 29,485,692 8,148,995
Cost of shares redeemed (81,518,686) (237,820,368) (2,141,822) (6,655,690)
Net increase in net assets resulting from shareholder
transactions 162,855,240 143,754,476 27,343,870 1,493,305
Increase in net assets 216,985,509 151,182,871 31,038,115 1,393,158
Net Assets:
Net assets beginning of period 229,881,936 78,699,065 18,668,988 17,275,830
Net assets at end of period $446,867,445 $229,881,936 $49,707,103 $18,668,988
Capital stock activity
Shares outstanding, beginning of period 9,350,000 3,425,000 950,000 875,000
Shares sold 8,600,000 15,450,000 1,325,000 400,000
Shares redeemed (2,900,000) (9,525,000) (100,000) (325,000)
Shares outstanding, end of period 15,050,000 9,350,000 2,175,000 950,000

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Core ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
24 Strategic Beta ETFs | Semiannual Report 2024
The following tables are intended to help you understand each Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Through July 31, 2020,
Market Price returns are based on the midpoint of the bid/ask spread for Fund shares at market close (typically 4 pm
ET). Beginning with August 31, 2020 month-end performance, Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratio of expenses and net investment income are annualized for periods of less than one year.
The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
Six Months Ended
April 30, 2024
(Unaudited) 2023 2022 2021 2020 2019
(a)
Per share data
Net asset value, beginning of period $ 24 .59 $ 22 .98 $ 31 .23 $ 21 .79 $ 20 .31 $ 19 .81
Income (loss) from investment operations:
Net investment income 0 .21 0 .39 0 .39 0 .41 0 .37 0 .04
Net realized and unrealized gain (loss) 5 .17 1 .54 ( 3 .08 ) 9 .30 1 .22 0 .46
Total from investment operations 5 .38 1 .93 ( 2 .69 ) 9 .71 1 .59 0 .50
Less distributions to shareholders:
Net investment income ( 0 .28 ) ( 0 .32 ) ( 0 .78 ) ( 0 .25 ) ( 0 .11 ) –
Net realized gains – – ( 4 .78 ) ( 0 .02 ) ( 0 .00 )
(b)
–
Total distribution to shareholders ( 0 .28 ) ( 0 .32 ) ( 5 .56 ) ( 0 .27 ) ( 0 .11 ) –
Net asset value, end of period $ 29 .69 $ 24 .59 $ 22 .98 $ 31 .23 $ 21 .79 $ 20 .31
Total Return at NAV 21 .95% 8 .53% ( 10 .57 ) % 44 .90% 7 .82% 2 .52%
Total Return at Market Price 22 .01% 8 .37% ( 10 .32 ) % 45 .27% 7 .46% 2 .63%
Ratios to average net assets:
Total gross expenses
(c)
0 .15% 0 .15%
(d)
0 .15% 0 .15% 0 .15% 0 .15%
Total net expenses
(c)(e)
0 .15% 0 .15%
(d)
0 .15% 0 .15% 0 .15% 0 .15%
Net investment income 1 .47% 1 .57% 1 .63% 1 .58% 1 .73% 1 .77%
Supplemental data
Net assets, end of
period
(in thousands) $ 446,867 $ 229,882 $ 78,699 $ 28,107 $ 72,448 $ 5,079
Portfolio turnover 26% 45% 65% 49% 41% 0%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

FINANCIAL HIGHLIGHTS
Columbia Research Enhanced Value ETF
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 25
Year Ended October 31,
Six Months Ended
April 30, 2024
(Unaudited) 2023 2022 2021 2020 2019
(a)
Per share data
Net asset value, beginning of period $ 19 .65 $ 19 .74 $ 20 .96 $ 18 .46 $ 20 .24 $ 19 .84
Income (loss) from investment operations:
Net investment income 0 .27 0 .49 0 .47 0 .43 0 .56 0 .05
Net realized and unrealized gain (loss) 3 .47 ( 0 .10 ) ( 1 .44 ) 6 .74 ( 2 .19 ) 0 .35
Total from investment operations 3 .74 0 .39 ( 0 .97 ) 7 .17 ( 1 .63 ) 0 .40
Less distributions to shareholders:
Net investment income ( 0 .54 ) ( 0 .48 ) ( 0 .12 ) ( 4 .16 ) ( 0 .15 ) –
Net realized gains – – ( 0 .13 ) ( 0 .51 ) ( 0 .00 )
(b)
–
Total distribution to shareholders ( 0 .54 ) ( 0 .48 ) ( 0 .25 ) ( 4 .67 ) ( 0 .15 ) –
Net asset value, end of period $ 22 .85 $ 19 .65 $ 19 .74 $ 20 .96 $ 18 .46 $ 20 .24
Total Return at NAV 19 .20% 2 .02% ( 4 .66 ) % 45 .48% ( 8 .16 ) % 2 .02%
Total Return at Market Price 19 .76% 1 .55% ( 4 .46 ) % 45 .90% ( 8 .50 ) % 2 .02%
Ratios to average net assets:
Total gross expenses
(c)
0 .19%
(d)
0 .19%
(d)
0 .19% 0 .19% 0 .19% 0 .19%
Total net expenses
(c)(e)
0 .19%
(d)
0 .19%
(d)
0 .19% 0 .19% 0 .19% 0 .19%
Net investment income 2 .47% 2 .43% 2 .30% 2 .14% 2 .93% 2 .41%
Supplemental data
Net assets, end of
period
(in thousands) $ 49,707 $ 18,669 $ 17,276 $ 11,003 $ 462 $ 5,060
Portfolio turnover 24% 76% 99% 84% 95% 1%
(a) The Fund commenced operations on September 25, 2019. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) The ratio includes less than 0.01% attributed to overdraft expense, which is outside the Unitary Fee (as defined in Note 3).
(e) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2024
Note 1. Organization
Columbia ETF Trust I (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts statutory trust. The Trust may issue an unlimited number of shares (without par value).
Information presented in these financial statements pertains to the following series of the Trust (each, a Fund and collectively, the Funds): Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF. Each Fund
is diversified.
Fund Shares
The market prices of each Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Funds’ shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 27
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Funds based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that
Fund.
Determination of net asset value
The net asset value per share of each Fund is computed by dividing the value of the net assets of a Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2024
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, “Tailored Shareholder Reports for
Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements.” The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment
Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on each Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of each Fund other than the following expenses (which will be paid by the Fund): taxes; interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees.
The investment management fee is an annual fee that is equal to a percentage of each Fund’s average daily net assets as follows:
Fund
Effective investment
management fee rate
(%)
Columbia Research Enhanced Core ETF 0.15
Columbia Research Enhanced Value ETF 0.19

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 29
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Funds. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Funds are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Funds are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc., (the Distributor) serves as the distributor for the Funds. The Funds have adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Funds are authorized to pay distribution and service fees to the Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of each Fund. No distribution or service fees are currently paid by the Funds or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Fund Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
(depreciation) ($)
Net unrealized
appreciation
(depreciation) ($)
Columbia Research Enhanced Core ETF 418,269,177 38,777,475 (10,429,676) 28,347,799
Columbia Research Enhanced Value ETF 47,340,671 3,650,895 (1,204,890) 2,446,005
Fund
No expiration
short-term ($)
No expiration
long-term ($) Total ($) Utilized ($)
Columbia Research Enhanced Core ETF (1,399,574) (210,199) (1,609,773) -
Columbia Research Enhanced Value ETF (1,398,321) (619,012) (2,017,333) -

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
30 Strategic Beta ETFs | Semiannual Report 2024
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, for the six months ended April 30, 2024, were as follows:
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Funds may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2024, the cost basis of securities contributed was as follows:
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Funds. For the six months ended April 30, 2024, the in-kind redemptions were as follows:
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
No Fund had borrowings during the six months ended April 30, 2024.
Note 8. Significant risks
Financial sector risk
Columbia Research Enhanced Value ETF is vulnerable to the particular risks that may affect companies in the financial services sector. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic
Funds Purchases ($)
Proceeds from
sales ($)
Columbia Research Enhanced Core ETF 88,787,086 89,536,065
Columbia Research Enhanced Value ETF 8,939,282 7,243,649
Funds Contributions ($)
Columbia Research Enhanced Core ETF 240,367,036
Columbia Research Enhanced Value ETF 27,415,129
Funds Cost basis ($) Proceeds from sales ($)
Net realized
gain (loss) ($)
Columbia Research Enhanced Core ETF 68,354,009 78,876,828 10,522,819
Columbia Research Enhanced Value ETF 1,743,585 2,015,355 271,770

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 31
conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Information technology sector risk
Columbia Research Enhanced Core ETF is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Funds’ net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Passive investment risk
The Funds are not "actively" managed and may be affected by a general decline in market segments related to their
Index’s investment exposure. The Funds invest in securities or instruments included in, or believed by the Investment
Manager to be representative of the Index regardless of their investment merits. The Funds do not seek temporary

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
32 Strategic Beta ETFs | Semiannual Report 2024
defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from a tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 33
Pursuant to Rule 22e-4 under the 1940 Act, each Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for each Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2023, through
December 31, 2023, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

ADDITIONAL INFORMATION
34 Strategic Beta ETFs | Semiannual Report 2024
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended
June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the
Securities and Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORTs are available on the SEC’s website at sec.gov. Each Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Funds covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR305_10_P01_(06/24)
CET002081
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by
ALPS Distributors, Inc., which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
STRATEGIC BETA ETFs
SEMIANNUAL REPORT
April 30, 2024 (Unaudited)
Columbia Short Duration Bond ETF
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual
Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-
depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a Fund. Much of the information, including a Fund's financial statements, that is currently disclosed in a Fund's shareholder reports will instead be made available on the Fund's website and filed on
Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request.
Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending
May 31, 2024.
The new rule also requires the Funds to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder
Report in the mail unless they have elected to receive their Fund documents electronically.

Strategic Beta ETFs | Semiannual Report 2024

Fund at a Glance 3
Understanding Your Fund’s Expenses 5
Portfolio of Investments 6
Statement of Assets and Liabilities 18
Statement of Operations 19
Statement of Changes in Net Assets 20
Financial Highlights 21
Notes to Financial Statements 22
Liquidity Risk Management Program 30
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedle.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 3
Portfolio management
Ronald Stahl, CFA
Lead Portfolio Manager
Managed Fund since 2021
Gregory Lietchy
Portfolio Manager
Managed Fund since 2021
David Janssen, CFA
Portfolio Manager
Managed Fund since 2021
Investment objective
Columbia Short Duration Bond ETF (the Fund) seeks investment results that, before fees and expenses, closely correspond to the performance of the Beta Advantage ® Short Term Bond Index.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Market Price returns are based on closing prices reported by the Fund’s primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The Beta Advantage ® Short Term Bond Index is a fixed weight composite index that blends six custom sub-indices based off the following Bloomberg flagship indices: US Corporate, US High Yield, US MBS, US
CMBS, US ABS, and the EM USD Aggregate.
The Bloomberg U.S. Credit 1-5 Year Index measures the investment grade, U.S. dollar-denominated, fixed-
rate, taxable corporate and government related bond markets with maturities of one to five years.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2024)
Inception
6 Months
cumulative 1 Year Life
Market Price 09/21/21 4.59 4.00 -0.63
Net Asset Value 09/21/21 4.67 3.67 -0.64
{
Beta Advantage®
}
Short Term Bond
Index 4.92 4.09 -0.89
Bloomberg U.S 1-5 Year Credit
Index 3.86 3.29 -0.38

FUND AT A GLANCE
(continued)
(Unaudited)
4 Strategic Beta ETFs | Semiannual Report 2024
Quality breakdown (%) (at April 30, 2024)
AA rating 33.9
A rating 2.2
BBB rating 32.2
BB rating 21.8
B rating 0.3
CC rating 0.0*
Not rated 9.6
Total 100.0
* Round to zero
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated.
When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/
or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Portfolio breakdown (%) (at April 30, 2024 )
Asset-Backed Securities - Non-Agency 9.2
Commercial Mortgage-Backed Securities - Agency 0.2
Commercial Mortgage-Backed Securities - Non-Agency 9.2
Corporate Bonds 45.5
Foreign Government Obligations 17.7
Residential Mortgage-Backed Securities - Agency 9.0
Treasury Bills 8.7
Money Market Funds 0.5
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 5
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2024.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
November 1, 2023 — April 30, 2024
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Short Duration Bond ETF 1,000.00 1,000.00 1,046.70 1,023.67 1.22 1.21 0.24

PORTFOLIO OF INVESTMENTS
April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Strategic Beta ETFs | Semiannual Report 2024
Asset-Backed Securities - Non-Agency 10 .3%
Issue
Description
Principal
Amount ($) Value ($)
Ally Auto Receivables Trust
Class A3, Series 2023-1, 5.460%,
05/15/28 100,000 99,939
American Airlines Pass Through Trust
Series A, 3.700%, 10/01/26 101,025 96,156
AmeriCredit Automobile Receivables Trust
Class D, Series 2020-3, 1.490%,
09/18/26 135,000 129,268
Capital One Prime Auto Receivables Trust
Class A4, Series 2023-1, 4.760%,
08/15/28 100,000 97,759
Carmax Auto Owner Trust
Class C, Subordinated Series
2020-3, 1.690%, 04/15/26 25,000 24,773
Class C, Series 2022-1, 2.200%,
11/15/27 100,000 93,320
Class A3, Series 2023-1, 4.750%,
10/15/27 275,000 272,326
Class A4, Series 2023-1, 4.650%,
01/16/29 175,000 171,632
Carvana Auto Receivables Trust
Class C, Series 2022-P1, 3.300%,
04/10/28 300,000 276,761
Exeter Automobile Receivables Trust
Class D, Series 2021-4A, 1.960%,
01/17/28 100,000 95,239
Class D, Subordinated Series
2021-3A, 1.550%, 06/15/27 75,000 70,763
Class D, Series 2022-1A, 3.020%,
06/15/28 175,000 167,269
Ford Credit Auto Lease Trust
Class A4, Series 2023-A, 4.830%,
05/15/26 90,000 89,283
Class C, Series 2023-B, 6.430%,
04/15/27 100,000 101,147
Ford Credit Auto Owner Trust
Class B, Series 2020-C, 0.790%,
08/15/26 135,000 130,419
Class C, Subordinated Series
2020-C, 1.040%, 05/15/28 100,000 96,551
Class A4, Series 2022-B, 3.930%,
08/15/27 150,000 145,443
Ford Credit Floorplan Master Owner Trust
Class A, Series 2020-2, 1.060%,
09/15/27 150,000 141,062
GM Financial Automobile Leasing Trust
Class A3, Series 2023-2, 5.050%,
07/20/26 125,000 124,286
Class A4, Series 2024-1, 5.090%,
02/22/28 100,000 99,109
GM Financial Consumer Automobile Receivables
Trust
Class A4, Series 2021-4, 0.990%,
10/18/27 118,000 109,967
Class A4, Series 2022-2, 3.250%,
04/17/28 150,000 144,028
Class A4, Series 2022-3, 3.710%,
12/16/27 150,000 144,585
Class A4, Series 2021-3, 0.730%,
08/16/27 100,000 94,263
Asset-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Harley-Davidson Motorcycle Trust
Class A3, Series 2021-A, 0.370%,
04/15/26 7,604 7,558
Honda Auto Receivables Owner Trust
Class A3, Series 2023-2, 4.930%,
11/15/27 150,000 148,734
Class A4, Series 2023-4, 5.660%,
02/21/30 250,000 251,585
Hyundai Auto Receivables Trust
Class A4, Series 2022-A, 2.350%,
04/17/28 145,000 137,522
Class A4, Series 2023-A, 4.480%,
07/17/28 100,000 97,627
Mercedes-Benz Auto Lease Trust
Class A3, Series 2023-A, 4.740%,
01/15/27 125,000 123,871
Mercedes-Benz Auto Receivables Trust
Class A3, Series 2022-1, 5.210%,
08/16/27 100,000 99,645
Nissan Auto Receivables Owner Trust
Class A3, Series 2022-B, 4.460%,
05/17/27 175,000 173,013
Santander Drive Auto Receivables Trust
Class D, Subordinated Series
2021-4, 1.670%, 10/15/27 50,000 47,616
Class A3, Series 2023-5, 6.020%,
09/15/28 105,000 105,545
Class C, Series 2023-6, 6.400%,
03/17/31 125,000 123,913
Class C, Series 2023-1, 5.090%,
05/15/30 100,000 97,788
Toyota Auto Receivables Owner Trust
Class A4, Series 2021-B, 0.530%,
10/15/26 100,000 95,271
Class A4, Series 2023-A, 4.420%,
08/15/28 125,000 121,670
Class A4, Series 2022-C, 3.770%,
02/15/28 150,000 143,786
Volkswagen Auto Loan Enhanced Trust
Class A4, Series 2023-2, 5.570%,
04/22/30 100,000 100,451
World Omni Auto Receivables Trust
Class B, Series 2020-C, 0.870%,
10/15/26 100,000 97,920
Class A4, Series 2021-A, 0.480%,
09/15/26 125,000 120,055
Class A4, Series 2022-A, 1.900%,
03/15/28 150,000 140,641
World Omni Select Auto Trust
Class B, Series 2023-A, 5.870%,
08/15/28 135,000 135,045
Total Asset-Backed Securities - Non-
Agency
(Cost $5,450,777) 5,384,604
Commercial Mortgage-Backed Securities - Non-Agency 10 .1%
Principal
Amount ($) Value ($)
Bank
Class A2, Series 2019-BN18,
3.474%, 05/15/62 125,000 124,548

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 7
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class A2, Series 2019-BN16,
3.933%, 02/15/52 80,867 80,660
Class AS, Subordinated Series
2017-BNK9, 3.829%, 11/15/54
(a)
100,000 91,660
Class A3, Series 2018-BN12,
3.990%, 05/15/61 100,000 93,704
Bank of America Merrill Lynch Commercial
Mortgage Trust
Class A4, Series 2016-UB10,
3.170%, 07/15/49 75,000 70,824
Class A3, Series 2017-BNK3,
3.311%, 02/15/50 98,956 93,214
Bank5
Class AS, Series 2023-5YR3,
7.559%, 09/15/56
(a)
150,000 156,677
BBCMS Mortgage Trust
Class ASB, Series 2018-C2,
4.236%, 12/15/51 85,273 82,359
Class A3, Series 2023-5C23,
6.675%, 12/15/56
(a)
125,000 129,337
Class A2B, Series 2023-C19,
5.753%, 04/15/56 175,000 172,845
Cantor Commercial Real Estate Lending
Class A4, Series 2019-CF2,
2.624%, 11/15/52 125,000 108,302
Class A5, Series 2019-CF1,
3.786%, 05/15/52 100,000 89,343
CD Mortgage Trust
Class A3, Series 2017-CD6,
3.104%, 11/13/50 100,000 93,935
Class ASB, Series 2017-CD6,
3.332%, 11/13/50 71,512 68,756
Class A3, Series 2017-CD4,
3.248%, 05/10/50 138,285 129,519
CFCRE Commercial Mortgage Trust
Class A3, Series 2016-C3, 3.865%,
01/10/48 150,000 145,114
Class AM, Subordinated Series
2016-C6, 3.502%, 11/10/49
(a)
50,000 45,689
CGMS Commercial Mortgage Trust
Class A3, Series 2017-B1, 3.197%,
08/15/50 96,765 89,308
Class A4, Series 2017-B1, 3.458%,
08/15/50 125,000 114,752
Citigroup Commercial Mortgage Trust
Class A4, Series 2016-C2, 2.832%,
08/10/49 150,000 139,976
Class A3, Series 2018-C5, 3.963%,
06/10/51 170,270 159,251
Class AS, Subordinated Series
2016-P6, 4.032%, 12/10/49
(a)
100,000 89,364
Class A4, Series 2015-GC31,
3.762%, 06/10/48 100,000 96,911
Class B, Subordinated Series
2015-P1, 4.461%, 09/15/48
(a)
100,000 95,611
Class B, Series 2017-P7, 4.137%,
04/14/50
(a)
150,000 134,850
Class AAB, Series 2017-P8,
3.268%, 09/15/50 94,872 91,397
Class A2, Series 2020-GC46,
2.708%, 02/15/53 100,000 92,404
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class A4, Series 2016-P3, 3.329%,
04/15/49 100,000 94,821
COMM Mortgage Trust
Class D, Series 2015-CR26,
3.613%, 10/10/48
(a)
56,000 43,856
Class A3, Series 2017-COR2,
3.510%, 09/10/50 100,000 91,644
Class C, Series 2013-CR13,
5.113%, 11/10/46
(a)
35,123 33,247
Class A3, Series 2015-LC23,
3.521%, 10/10/48 119,947 117,246
GS Mortgage Securities Trust
Class C, Subordinated Series
2016-GS3, 4.106%, 10/10/49
(a)
75,000 67,289
JP Morgan Chase Commercial Mortgage
Securities Trust
Class A4, Series 2016-JP2,
2.822%, 08/15/49 150,000 140,270
JPMBB Commercial Mortgage Securities Trust
Class AS, Series 2016-C2, 3.484%,
06/15/49 100,000 92,835
Class B, Series 2017-C5, 4.009%,
03/15/50
(a)
150,000 122,510
Class A4A1, Series 2014-C25,
3.408%, 11/15/47 73,321 72,524
Class A3, Series 2015-C31,
3.801%, 08/15/48 83,439 81,109
JPMCC Commercial Mortgage Securities Trust
Class A3, Series 2019-COR4,
3.763%, 03/10/52 100,000 91,996
Morgan Stanley Bank of America Merrill Lynch
Trust
Class A3, Series 2016-C28,
3.272%, 01/15/49 101,619 97,645
Class C, Subordinated Series
2016-C31, 4.400%, 11/15/49
(a)
50,000 41,305
Class A5, Series 2017-C33,
3.599%, 05/15/50 195,000 182,608
Class ASB, Series 2017-C34,
3.354%, 11/15/52 62,938 60,413
Morgan Stanley Capital I
Class A3, Series 2017-HR2,
3.330%, 12/15/50 123,856 114,273
Morgan Stanley Capital I Trust
Class A4, Series 2016-UB12,
3.596%, 12/15/49 150,000 139,780
SG Commercial Mortgage Securities Trust
Class A4, Series 2016-C5, 3.055%,
10/10/48 150,000 139,699
Wells Fargo Commercial Mortgage Trust
Class A4, Series 2015-LC20,
2.925%, 04/15/50 100,000 97,812
Class A3, Series 2015-NXS4,
3.452%, 12/15/48 91,290 88,463
Class A3, Series 2015-P2, 3.541%,
12/15/48 67,441 65,462
Class A5, Series 2017-C39,
3.418%, 09/15/50 125,000 115,674
Class C, Series 2017-C39, 4.118%,
09/15/50 100,000 86,081

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Strategic Beta ETFs | Semiannual Report 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
Class A4, Series 2017-C41,
3.472%, 11/15/50 100,000 92,427
Class A2, Series 2020-C56,
2.498%, 06/15/53 45,000 43,125
Total Commercial Mortgage-Backed
Securities - Non-Agency
(Cost $5,587,011) 5,294,424
Corporate Bonds 49 .7%
Principal
Amount ($) Value ($)
Aerospace & Defense 1.1%
Boeing Co. (The)
2.196%, 02/04/26 80,000 74,638
5.040%, 05/01/27 119,000 115,355
Howmet Aerospace, Inc.
5.900%, 02/01/27 100,000 100,439
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 85,000 73,323
L3Harris Technologies, Inc.
4.400%, 06/15/28 40,000 38,298
Northrop Grumman Corp.
3.250%, 01/15/28 60,000 55,861
Rolls-Royce PLC
3.625%, 10/14/25
(b)
85,000 81,897
Teledyne Technologies, Inc.
1.600%, 04/01/26 40,000 37,072
Total 576,883
Airlines 1.3%
American Airlines Pass Through Trust
Class AA, Series 2016-3, 3.000%,
10/15/28 32,379 29,195
Class A, Series 2015-1, 3.375%,
05/01/27 48,897 45,790
Class AA, Series 2016-1, 3.575%,
01/15/28 32,158 29,840
Class AA, Series 2015-2, 3.600%,
09/22/27 31,051 28,961
American Airlines, Inc.
7.250%, 02/15/28
(b)
220,000 220,903
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(b)
80,000 79,105
Delta Air Lines, Inc.
7.375%, 01/15/26 85,000 86,863
Southwest Airlines Co.
2.625%, 02/10/30 60,000 50,875
United Airlines Pass Through Trust
Class A, Series 2013-1, 4.300%,
08/15/25 44,907 43,801
United Airlines, Inc.
4.375%, 04/15/26
(b)
60,000 57,744
Total 673,077
Apartment REIT 0.1%
Essex Portfolio LP
3.000%, 01/15/30 60,000 51,982
Automotive 0.9%
Benteler International AG
10.500%, 05/15/28
(b)
50,000 53,233
Ford Motor Credit Co. LLC
4.000%, 11/13/30 60,000 52,319
General Motors Financial Co., Inc.
1.250%, 01/08/26 120,000 111,554
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27 50,000 47,997
IHO Verwaltungs GMBH
4.750%, 09/15/26
(b),(c)
50,000 48,296
ZF North America Capital, Inc.
4.750%, 04/29/25
(b)
153,000 150,719
Total 464,118
Banking 3.8%
Ally Financial, Inc.
2.200%, 11/02/28 100,000 84,537
5.750%, 11/20/25 100,000 99,185
Bank of Nova Scotia (The)
Subordinated 4.500%, 12/16/25 60,000 58,675
BankUnited, Inc.
5.125%, 06/11/30 120,000 107,918
Barclays PLC
4.375%, 01/12/26 200,000 195,340
Citigroup, Inc.
4.125%, 07/25/28 200,000 188,222
Citizens Financial Group, Inc.
2.850%, 07/27/26 50,000 46,762
Comerica, Inc.
4.000%, 02/01/29 40,000 36,139
Deutsche Bank AG/New York NY
6.819%, (SOFRRATE + 2.510%),
11/20/29
(d)
150,000 154,025
Discover Financial Services
4.100%, 02/09/27 100,000 95,349
Fifth Third Bancorp
2.550%, 05/05/27 40,000 36,573
Goldman Sachs Group, Inc. (The)
5.950%, 01/15/27 80,000 80,879
Intesa Sanpaolo SpA
5.710%, 01/15/26
(b)
200,000 197,141
Morgan Stanley
Subordinated 5.000%, 11/24/25 120,000 118,736
Regions Financial Corp.
1.800%, 08/12/28 40,000 34,003
Santander UK Group Holdings PLC
6.534%, (SOFRRATE + 2.600%),
01/10/29
(d)
200,000 203,649
Synchrony Financial
3.950%, 12/01/27 85,000 78,696
Webster Financial Corp.
4.100%, 03/25/29 85,000 76,670
Zions Bancorp NA
3.250%, 10/29/29 100,000 82,107
Total 1,974,606
Brokerage 0.3%
Nomura Holdings, Inc.
3.103%, 01/16/30 200,000 173,396
Brokerage/Asset Managers/Exchanges 0.1%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 50,000 43,599
Building Materials 0.6%
Martin Marietta Materials, Inc.
3.500%, 12/15/27 85,000 79,470
Masonite International Corp.
5.375%, 02/01/28
(b)
50,000 50,039
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(b)
60,000 58,061

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Standard Industries, Inc.
4.750%, 01/15/28
(b)
60,000 56,506
5.000%, 02/15/27
(b)
50,000 48,137
Total 292,213
Cable and Satellite 2.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27
(b)
190,000 178,184
5.500%, 05/01/26
(b)
60,000 58,785
Charter Communications Operating LLC / Charter Communications
Operating Capital
2.800%, 04/01/31 120,000 95,420
4.200%, 03/15/28 120,000 111,594
5.050%, 03/30/29 110,000 103,830
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(b)
150,000 139,726
Sirius XM Radio, Inc.
3.125%, 09/01/26
(b)
50,000 46,635
4.000%, 07/15/28
(b)
100,000 89,090
5.000%, 08/01/27
(b)
100,000 94,448
Viasat, Inc.
5.625%, 04/15/27
(b)
85,000 77,891
Videotron Ltd.
5.125%, 04/15/27
(b)
40,000 38,740
Total 1,034,343
Chemicals 0.7%
Celanese US Holdings LLC
6.165%, 07/15/27 50,000 50,328
6.330%, 07/15/29 60,000 60,881
DuPont de Nemours, Inc.
4.493%, 11/15/25 20,000 19,667
4.725%, 11/15/28 100,000 98,041
Nutrien Ltd.
4.200%, 04/01/29 60,000 56,616
Olin Corp.
5.125%, 09/15/27 50,000 48,290
Sherwin-Williams Co. (The)
3.450%, 06/01/27 40,000 37,798
Total 371,621
Construction Machinery 0.2%
United Rentals North America, Inc.
3.875%, 11/15/27 100,000 93,361
Consumer Cyclical Services 0.9%
Brink's Co. (The)
4.625%, 10/15/27
(b)
50,000 46,902
eBay, Inc.
1.400%, 05/10/26 40,000 36,837
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/01/27
(b)
50,000 48,291
Match Group Holdings II LLC
4.625%, 06/01/28
(b)
50,000 46,271
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(b)
50,000 45,540
5.750%, 04/15/26
(b)
120,000 118,581
Uber Technologies, Inc.
6.250%, 01/15/28
(b)
120,000 119,788
Total 462,210
Consumer Products 0.4%
Clorox Co. (The)
3.100%, 10/01/27 40,000 37,245
Haleon US Capital LLC
3.375%, 03/24/29 60,000 54,728
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Newell Brands, Inc.
4.875%, 06/01/25 120,000 118,102
Total 210,075
Diversified Manufacturing 1.2%
Carrier Global Corp.
2.493%, 02/15/27 40,000 36,846
Newell Brands, Inc.
5.700%, 04/01/26 60,000 59,118
Otis Worldwide Corp.
2.565%, 02/15/30 60,000 51,421
Parker-Hannifin Corp.
3.250%, 06/14/29 50,000 45,404
Regal Rexnord Corp.
6.300%, 02/15/30
(b)
60,000 60,320
RTX Corp.
4.125%, 11/16/28 120,000 114,072
Trane Technologies Global Holding Co. Ltd.
3.750%, 08/21/28 40,000 37,580
WESCO Distribution, Inc.
6.375%, 03/15/29
(b)
60,000 59,660
7.125%, 06/15/25
(b)
115,000 115,104
Westinghouse Air Brake Technologies Corp.
4.700%, 09/15/28 60,000 57,757
Total 637,282
Electric 2.7%
AES Corp. (The)
1.375%, 01/15/26 40,000 37,054
American Electric Power Co., Inc.
Subordinated 3.875%, (US 5
Year CMT T-Note + 2.675%),
02/15/62
(d)
120,000 107,619
Calpine Corp.
4.500%, 02/15/28
(b)
50,000 46,709
Cleco Corporate Holdings LLC
3.743%, 05/01/26 80,000 76,459
Duke Energy Corp.
4.300%, 03/15/28 60,000 57,617
Edison International
6.950%, 11/15/29 60,000 63,008
Emera US Finance LP
3.550%, 06/15/26 80,000 76,162
Enel Americas SA
4.000%, 10/25/26 85,000 81,122
Eversource Energy
Series R, 1.650%, 08/15/30 100,000 78,434
FirstEnergy Corp.
Series B, 2.250%, 09/01/30 60,000 48,603
Series B, 4.150%, 07/15/27 30,000 28,261
NextEra Energy Capital Holdings, Inc.
1.875%, 01/15/27 40,000 36,370
3.550%, 05/01/27 40,000 37,811
NextEra Energy Operating Partners LP
4.250%, 07/15/24
(b)
40,000 39,869
4.500%, 09/15/27
(b)
50,000 46,594
NRG Energy, Inc.
5.750%, 01/15/28 50,000 49,167
Pacific Gas and Electric Co.
2.100%, 08/01/27 85,000 75,653
3.750%, 07/01/28 80,000 73,684
PG&E Corp.
5.000%, 07/01/28 50,000 47,662

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Strategic Beta ETFs | Semiannual Report 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Public Service Enterprise Group, Inc.
5.850%, 11/15/27 60,000 60,648
Southern Co. (The)
5.500%, 03/15/29 60,000 59,860
Vistra Operations Co. LLC
5.500%, 09/01/26
(b)
205,000 200,047
Total 1,428,413
Environmental 0.3%
GFL Environmental, Inc.
5.125%, 12/15/26
(b)
100,000 97,676
Republic Services, Inc.
2.900%, 07/01/26 40,000 38,103
Total 135,779
Finance Companies 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/26 170,000 157,089
Air Lease Corp.
Series MTN, 2.875%, 01/15/26 80,000 76,144
Ares Capital Corp.
2.150%, 07/15/26 40,000 36,726
Bain Capital Specialty Finance, Inc.
2.950%, 03/10/26 120,000 112,481
Blackstone Private Credit Fund
4.000%, 01/15/29 60,000 54,449
Blackstone Secured Lending Fund
2.850%, 09/30/28 50,000 43,469
Equitable Holdings, Inc.
4.350%, 04/20/28 120,000 114,331
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(b)
60,000 57,629
GGAM Finance Ltd.
8.000%, 06/15/28
(b)
50,000 51,490
Golub Capital BDC, Inc.
6.000%, 07/15/29 60,000 57,922
Macquarie Airfinance Holdings Ltd.
8.125%, 03/30/29
(b)
30,000 31,422
Navient Corp.
5.875%, 10/25/24 60,000 59,788
6.750%, 06/25/25 80,000 79,803
OneMain Finance Corp.
3.500%, 01/15/27 170,000 156,597
3.875%, 09/15/28 60,000 52,833
7.125%, 03/15/26 50,000 50,464
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.875%, 10/15/26
(b)
50,000 45,938
SLM Corp.
4.200%, 10/29/25 80,000 77,376
United Wholesale Mortgage LLC
5.500%, 11/15/25
(b)
120,000 118,165
Total 1,434,116
Food and Beverage 1.3%
Bunge Ltd. Finance Corp.
3.250%, 08/15/26 40,000 37,978
Conagra Brands, Inc.
4.850%, 11/01/28 60,000 58,110
Constellation Brands, Inc.
4.350%, 05/09/27 85,000 82,295
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co. SARL
5.500%, 01/15/30 110,000 106,227
Kellanova
3.250%, 04/01/26 40,000 38,374
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Keurig Dr Pepper, Inc.
3.200%, 05/01/30 75,000 66,359
Kraft Heinz Foods Co.
3.000%, 06/01/26 60,000 57,248
McCormick & Co., Inc.
0.900%, 02/15/26 85,000 78,403
Mondelez International, Inc.
2.750%, 04/13/30 60,000 52,003
Sysco Corp.
3.300%, 07/15/26 40,000 38,170
Tyson Foods, Inc.
4.350%, 03/01/29 60,000 56,851
Total 672,018
Gaming 1.5%
GLP Capital LP / GLP Financing II, Inc.
5.300%, 01/15/29 40,000 38,793
5.375%, 04/15/26 40,000 39,486
5.750%, 06/01/28 85,000 84,010
International Game Technology PLC
6.250%, 01/15/27
(b)
200,000 199,701
Melco Resorts Finance Ltd.
Series REGS, 5.250%, 04/26/26 85,000 81,661
5.750%, 07/21/28
(b)
200,000 185,895
Sands China Ltd.
2.300%, 03/08/27 200,000 179,964
Total 809,510
Health Care 2.6%
AMN Healthcare, Inc.
4.625%, 10/01/27
(b)
50,000 46,981
Avantor Funding, Inc.
4.625%, 07/15/28
(b)
40,000 37,172
Baxter International, Inc.
1.915%, 02/01/27 85,000 77,041
Becton Dickinson & Co.
4.693%, 02/13/28 60,000 58,341
Cardinal Health, Inc.
3.410%, 06/15/27 60,000 56,392
Cencora, Inc.
3.450%, 12/15/27 40,000 37,476
Cigna Group (The)
3.400%, 03/01/27 85,000 80,508
4.375%, 10/15/28 50,000 47,809
CVS Health Corp.
1.300%, 08/21/27 85,000 74,395
4.300%, 03/25/28 80,000 76,731
GE HealthCare Technologies, Inc.
5.650%, 11/15/27 100,000 100,503
HCA, Inc.
5.250%, 06/15/26 50,000 49,474
5.375%, 09/01/26 85,000 84,368
IQVIA, Inc.
5.000%, 05/15/27
(b)
200,000 193,077
6.250%, 02/01/29 100,000 101,636
Laboratory Corp. of America Holdings
1.550%, 06/01/26 80,000 73,602
Stryker Corp.
1.950%, 06/15/30 50,000 41,233
Teleflex, Inc.
4.625%, 11/15/27 50,000 47,499

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 11
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Tenet Healthcare Corp.
5.125%, 11/01/27 100,000 96,770
Total 1,381,008
Healthcare Insurance 0.5%
Centene Corp.
3.375%, 02/15/30 100,000 86,981
4.625%, 12/15/29 60,000 55,875
Elevance Health, Inc.
4.101%, 03/01/28 40,000 38,305
Humana, Inc.
1.350%, 02/03/27 85,000 75,874
Total 257,035
Healthcare REIT 0.6%
Healthcare Realty Holdings LP
3.625%, 01/15/28 85,000 77,280
MPT Operating Partnership LP / MPT Finance Corp.
5.000%, 10/15/27 100,000 81,975
Omega Healthcare Investors, Inc.
4.750%, 01/15/28 85,000 80,626
Ventas Realty LP
4.125%, 01/15/26 40,000 38,852
Welltower OP LLC
4.250%, 04/15/28 40,000 38,115
Total 316,848
Home Construction 0.2%
Lennar Corp.
4.750%, 05/30/25 40,000 39,546
MDC Holdings, Inc.
3.850%, 01/15/30 60,000 55,431
Total 94,977
Independent Energy 1.7%
Canadian Natural Resources Ltd.
3.850%, 06/01/27 40,000 38,062
Chesapeake Energy Corp.
6.750%, 04/15/29
(b)
60,000 59,972
Civitas Resources, Inc.
8.375%, 07/01/28
(b)
50,000 52,173
Coterra Energy, Inc.
4.375%, 03/15/29 85,000 80,090
Crescent Energy Finance LLC
9.250%, 02/15/28
(b)
50,000 52,839
CrownRock LP / CrownRock Finance, Inc.
5.625%, 10/15/25
(b)
50,000 49,707
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/28
(b)
100,000 101,916
EQT Corp.
3.125%, 05/15/26
(b)
80,000 75,618
6.125%, 02/01/25 23,000 23,012
Harbour Energy PLC
5.500%, 10/15/26
(b)
85,000 83,335
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750%, 02/01/29
(b)
50,000 48,166
Matador Resources Co.
6.875%, 04/15/28
(b)
60,000 60,479
MEG Energy Corp.
7.125%, 02/01/27
(b)
24,000 24,213
Occidental Petroleum Corp.
5.875%, 09/01/25 60,000 60,000
Pioneer Natural Resources Co.
2.150%, 01/15/31 60,000 49,391
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Southwestern Energy Co.
5.700%, 01/23/25 11,000 10,954
Total 869,927
Leisure 0.8%
Carnival Corp.
4.000%, 08/01/28
(b)
200,000 182,552
Live Nation Entertainment, Inc.
3.750%, 01/15/28
(b)
80,000 72,811
Royal Caribbean Cruises Ltd.
5.375%, 07/15/27
(b)
80,000 77,843
5.500%, 04/01/28
(b)
100,000 97,388
Total 430,594
Life Insurance 0.5%
CNO Financial Group, Inc.
5.250%, 05/30/29 85,000 81,718
Corebridge Financial, Inc.
3.850%, 04/05/29 50,000 45,908
Global Atlantic Fin Co.
4.700%, (US 5 Year CMT T-Note +
3.796%), 10/15/51
(b),(d)
50,000 44,183
Lincoln National Corp.
3.050%, 01/15/30 50,000 43,188
3.800%, 03/01/28 40,000 37,716
Total 252,713
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
5.375%, 05/01/25
(b)
53,000 52,746
Hyatt Hotels Corp.
4.375%, 09/15/28 85,000 80,989
Travel + Leisure Co.
6.625%, 07/31/26
(b)
40,000 40,044
Total 173,779
Media and Entertainment 1.1%
Discovery Communications LLC
3.950%, 03/20/28 75,000 69,685
Fox Corp.
3.050%, 04/07/25 80,000 78,046
Netflix, Inc.
6.375%, 05/15/29 120,000 125,004
Paramount Global
4.200%, 06/01/29 50,000 44,377
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(d)
60,000 55,501
7.875%, 07/30/30 50,000 51,690
Take-Two Interactive Software, Inc.
4.950%, 03/28/28 60,000 58,713
TEGNA, Inc.
4.625%, 03/15/28 80,000 72,473
Warnermedia Holdings, Inc.
4.054%, 03/15/29 40,000 36,477
Total 591,966
Media Cable 0.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.000%, 02/01/28
(b)
60,000 54,661
Metals and Mining 0.8%
FMG Resources August 2006 Pty Ltd.
4.500%, 09/15/27
(b)
50,000 47,145
Freeport-McMoRan, Inc.
4.250%, 03/01/30 110,000 101,713
Mineral Resources Ltd.
8.000%, 11/01/27
(b)
50,000 50,594

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
12 Strategic Beta ETFs | Semiannual Report 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
9.250%, 10/01/28
(b)
100,000 104,929
Novelis Corp.
3.250%, 11/15/26
(b)
150,000 140,245
Total 444,626
Midstream 3.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
7.875%, 05/15/26
(b)
85,000 86,558
Buckeye Partners LP
3.950%, 12/01/26 85,000 80,024
4.125%, 03/01/25
(b)
40,000 39,243
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27 40,000 39,430
DCP Midstream Operating LP
5.375%, 07/15/25 26,000 25,857
Enbridge, Inc.
6.200%, 11/15/30 60,000 61,859
Energy Transfer LP
4.950%, 05/15/28 40,000 38,984
EnLink Midstream Partners LP
4.150%, 06/01/25 16,000 15,615
EQM Midstream Partners LP
5.500%, 07/15/28 100,000 97,415
6.500%, 07/01/27
(b)
75,000 75,229
Kinder Morgan, Inc.
4.300%, 06/01/25 85,000 83,790
MPLX LP
2.650%, 08/15/30 60,000 50,605
National Fuel Gas Co.
3.950%, 09/15/27 40,000 37,594
New Fortress Energy, Inc.
6.500%, 09/30/26
(b)
160,000 153,151
NuStar Logistics LP
5.625%, 04/28/27 85,000 83,216
6.000%, 06/01/26 40,000 39,751
ONEOK, Inc.
4.000%, 07/13/27 50,000 47,659
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/25 85,000 83,584
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 60,000 56,367
5.000%, 03/15/27 40,000 39,418
Sunoco LP / Sunoco Finance Corp.
6.000%, 04/15/27 80,000 79,116
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 01/15/28
(b)
150,000 142,431
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.500%, 03/01/30 60,000 58,349
TransCanada PipeLines Ltd.
4.875%, 01/15/26 40,000 39,484
Western Midstream Operating LP
4.050%, 02/01/30 80,000 73,537
Williams Cos., Inc. (The)
3.750%, 06/15/27 125,000 118,727
Total 1,746,993
Natural Gas 0.6%
Sempra
3.400%, 02/01/28 40,000 37,099
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26 200,000 200,879
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Southwest Gas Corp.
5.450%, 03/23/28 80,000 79,643
Total 317,621
Office REIT 0.2%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/27 40,000 38,262
Boston Properties LP
4.500%, 12/01/28 80,000 74,605
Total 112,867
Oil Field Services 0.3%
Petrofac Ltd.
9.750%, 11/15/26
(b)(e)
85,000 16,454
Venture Global LNG, Inc.
8.125%, 06/01/28
(b)
120,000 122,758
Total 139,212
Other Financial Institutions 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, 09/15/24 50,000 49,703
6.250%, 05/15/26 40,000 38,920
6.375%, 12/15/25 170,000 167,074
Total 255,697
Other Industry 0.1%
AECOM
5.125%, 03/15/27 50,000 48,565
Other REIT 0.2%
Digital Realty Trust LP
4.450%, 07/15/28 40,000 38,195
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, 06/15/26
(b)
50,000 46,635
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, 02/15/29
(b)
30,000 27,631
Total 112,461
Packaging 0.8%
Amcor Finance USA, Inc.
3.625%, 04/28/26 80,000 76,733
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.125%, 08/15/26
(b)
85,000 70,904
Berry Global, Inc.
1.650%, 01/15/27 85,000 76,651
5.500%, 04/15/28 60,000 59,347
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, 02/01/26 40,000 39,182
Sealed Air Corp./Sealed Air Corp. US
6.125%, 02/01/28
(b)
100,000 98,816
Total 421,633
Paper 0.2%
Celulosa Arauco y Constitucion SA
3.875%, 11/02/27 85,000 79,148
Suzano Austria GmbH
3.750%, 01/15/31 60,000 51,631
Total 130,779
Pharmaceuticals 1.4%
Amgen, Inc.
5.250%, 03/02/30 120,000 118,987
Biogen, Inc.
2.250%, 05/01/30 50,000 41,285
Gilead Sciences, Inc.
2.950%, 03/01/27 90,000 84,555
3.650%, 03/01/26 40,000 38,754
Mylan, Inc.
4.550%, 04/15/28 60,000 57,018

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 13
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(b)
200,000 182,219
Perrigo Finance Unlimited Co.
3.900%, 12/15/24 85,000 83,598
4.375%, 03/15/26 40,000 38,688
Shire Acquisitions Investments Ireland DAC
3.200%, 09/23/26 80,000 75,973
Zoetis, Inc.
4.500%, 11/13/25 40,000 39,374
Total 760,451
Property & Casualty 0.6%
Aon Corp.
2.800%, 05/15/30 60,000 51,678
Assurant, Inc.
4.900%, 03/27/28 40,000 38,671
CNA Financial Corp.
3.450%, 08/15/27 85,000 79,527
Enstar Finance LLC
5.750%, (US 5 Year CMT T-Note +
5.468%), 09/01/40
(d)
80,000 77,830
Willis North America, Inc.
2.950%, 09/15/29 60,000 52,604
Total 300,310
Railroads 0.3%
Canadian Pacific Railway Co.
1.750%, 12/02/26 85,000 77,519
CSX Corp.
2.600%, 11/01/26 85,000 79,767
Total 157,286
Refining 0.5%
Marathon Petroleum Corp.
3.800%, 04/01/28 50,000 47,095
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 100,000 97,546
Phillips 66
3.900%, 03/15/28 40,000 37,862
Phillips 66 Co.
3.750%, 03/01/28 70,000 65,876
Total 248,379
Restaurants 0.4%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28
(b)
40,000 36,927
5.750%, 04/15/25
(b)
70,000 69,763
McDonald's Corp.
Series MTN, 3.800%, 04/01/28 80,000 75,908
Starbucks Corp.
3.500%, 03/01/28 40,000 37,514
Total 220,112
Retail REIT 0.4%
Agree LP
2.000%, 06/15/28 45,000 38,960
Brixmor Operating Partnership LP
4.050%, 07/01/30 40,000 36,243
Regency Centers LP
3.700%, 06/15/30 40,000 35,995
Store Capital LLC
4.500%, 03/15/28 80,000 74,529
Total 185,727
Retailers 1.1%
Advance Auto Parts, Inc.
3.900%, 04/15/30 50,000 44,611
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
AutoNation, Inc.
3.800%, 11/15/27 50,000 46,473
Bath & Body Works, Inc.
5.250%, 02/01/28 50,000 48,102
Dollar Tree, Inc.
4.200%, 05/15/28 40,000 38,008
Lowe's Cos., Inc.
3.650%, 04/05/29 85,000 78,878
O'Reilly Automotive, Inc.
3.600%, 09/01/27 80,000 75,566
Tapestry, Inc.
7.700%, 11/27/30 60,000 62,101
Under Armour, Inc.
3.250%, 06/15/26 110,000 103,601
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26 60,000 56,637
Total 553,977
Supermarkets 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.250%, 03/15/26
(b)
50,000 47,460
4.625%, 01/15/27
(b)
40,000 38,215
6.500%, 02/15/28
(b)
160,000 159,834
Kroger Co. (The)
4.500%, 01/15/29 40,000 38,647
Total 284,156
Technology 4.5%
Amdocs Ltd.
2.538%, 06/15/30 50,000 41,859
Avnet, Inc.
4.625%, 04/15/26 40,000 39,027
Block, Inc.
2.750%, 06/01/26 50,000 46,967
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27 125,000 119,982
Broadcom, Inc.
4.750%, 04/15/29 50,000 48,421
Dell International LLC / EMC Corp.
4.900%, 10/01/26 40,000 39,376
5.300%, 10/01/29 60,000 59,369
6.020%, 06/15/26 22,000 22,130
Equifax, Inc.
3.100%, 05/15/30 60,000 52,253
Equinix, Inc.
3.200%, 11/18/29 60,000 52,909
Fair Isaac Corp.
4.000%, 06/15/28
(b)
50,000 46,064
Fidelity National Information Services, Inc.
1.150%, 03/01/26 40,000 36,908
Fiserv, Inc.
3.200%, 07/01/26 40,000 38,084
3.500%, 07/01/29 100,000 91,096
Flex Ltd.
3.750%, 02/01/26 85,000 81,933
Gen Digital, Inc.
5.000%, 04/15/25
(b)
85,000 84,007
Global Payments, Inc.
1.200%, 03/01/26 40,000 36,931
Hewlett Packard Enterprise Co.
5.250%, 07/01/28 60,000 59,600

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
14 Strategic Beta ETFs | Semiannual Report 2024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
HP, Inc.
3.000%, 06/17/27 40,000 37,214
Iron Mountain, Inc.
4.875%, 09/15/27
(b)
50,000 47,699
5.000%, 07/15/28
(b)
100,000 94,151
Jabil, Inc.
3.600%, 01/15/30 50,000 44,227
Keysight Technologies, Inc.
3.000%, 10/30/29 60,000 52,600
4.600%, 04/06/27 50,000 48,825
Micron Technology, Inc.
6.750%, 11/01/29 50,000 52,565
Motorola Solutions, Inc.
4.600%, 02/23/28 80,000 77,540
ON Semiconductor Corp.
3.875%, 09/01/28
(b)
60,000 54,424
Open Text Corp.
3.875%, 02/15/28
(b)
60,000 54,772
Oracle Corp.
2.650%, 07/15/26 85,000 79,845
3.250%, 11/15/27 80,000 74,349
PTC, Inc.
4.000%, 02/15/28
(b)
60,000 55,590
Roper Technologies, Inc.
2.950%, 09/15/29 50,000 44,038
Seagate HDD Cayman
4.875%, 06/01/27 60,000 58,006
Sensata Technologies BV
5.000%, 10/01/25
(b)
60,000 59,233
Skyworks Solutions, Inc.
1.800%, 06/01/26 120,000 110,615
TD SYNNEX Corp.
1.750%, 08/09/26 85,000 77,461
VMware LLC
1.400%, 08/15/26 85,000 77,289
3.900%, 08/21/27 40,000 37,853
Western Digital Corp.
2.850%, 02/01/29 60,000 50,711
4.750%, 02/15/26 60,000 58,399
Xerox Holdings Corp.
5.000%, 08/15/25
(b)
27,000 26,249
Total 2,370,571
Tobacco 0.3%
Altria Group, Inc.
3.400%, 05/06/30 60,000 53,189
BAT Capital Corp.
2.259%, 03/25/28 75,000 65,924
3.557%, 08/15/27 33,000 30,955
Total 150,068
Transportation Services 0.3%
FedEx Corp.
3.250%, 04/01/26 60,000 57,768
GXO Logistics, Inc.
1.650%, 07/15/26 50,000 45,602
Penske Automotive Group, Inc.
Subordinated 3.500%, 09/01/25 60,000 58,002
Total 161,372
Wireless 1.2%
American Tower Corp.
2.900%, 01/15/30 50,000 43,131
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Crown Castle, Inc.
3.800%, 02/15/28 60,000 55,985
Rogers Communications, Inc.
3.625%, 12/15/25 50,000 48,276
5.250%, (US 5 Year CMT T-Note +
3.590%), 03/15/82
(b),(d)
50,000 47,437
SBA Communications Corp.
3.125%, 02/01/29 80,000 69,671
3.875%, 02/15/27 60,000 56,364
Sprint LLC
7.625%, 03/01/26 80,000 82,070
T-Mobile USA, Inc.
2.050%, 02/15/28 20,000 17,673
2.550%, 02/15/31 180,000 149,382
3.875%, 04/15/30 60,000 54,908
Total 624,897
Wirelines 0.7%
AT&T, Inc.
2.300%, 06/01/27 40,000 36,473
4.350%, 03/01/29 85,000 81,162
British Telecommunications PLC
5.125%, 12/04/28 85,000 83,695
Verizon Communications, Inc.
2.100%, 03/22/28 40,000 35,415
4.125%, 03/16/27 75,000 72,579
4.329%, 09/21/28 85,000 81,476
Total 390,800
Total Corporate Bonds
(Cost $26,853,860) 26,100,670
Foreign Government Obligations
(f)
19 .3%
Principal
Amount ($) Value ($)
Brazil 1.6%
Brazilian Government International Bond
4.625%, 01/13/28 200,000 191,618
4.500%, 05/30/29 500,000 465,305
Petrobras Global Finance BV
5.999%, 01/27/28 200,000 198,426
Total 855,349
Chile 0.3%
Corp Nacional del Cobre de Chile
3.150%, 01/14/30 200,000 172,370
China 1.7%
China Cinda Finance 2017 I Ltd.
Series EMTN, 4.750%, 02/08/28 200,000 191,936
China Construction Bank Corp.
2.450%, (US 5 Year CMT T-Note +
2.150%), 06/24/30
(d)
200,000 192,667
Industrial & Commercial Bank of China Ltd.
Series REGS, 4.875%, 09/21/25 455,000 449,549
Total 834,152
Colombia 1.6%
Colombia Government International Bond
4.500%, 03/15/29 300,000 268,539
3.000%, 01/30/30 200,000 160,324
Ecopetrol SA
5.375%, 06/26/26 50,000 48,796
8.625%, 01/19/29 350,000 364,498
Total 842,157
Dominican Republic 1.1%

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 15
Foreign Government Obligations
(f)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Dominican Republic International Bond
Series REGS, 5.500%, 02/22/29 150,000 142,748
Series REGS, 5.950%, 01/25/27 272,000 267,295
Series REGS, 4.500%, 01/30/30 200,000 178,751
Total 588,794
Hungary 0.8%
Hungary Government International Bond
Series REGS, 5.250%, 06/16/29 200,000 193,531
Magyar Export-Import Bank Zrt
Series REGS, 6.125%, 12/04/27 200,000 199,810
Total 393,341
India 0.4%
Export-Import Bank of India
Series REGS, 3.875%, 02/01/28 200,000 188,103
Indonesia 2.0%
Indonesia Government International Bond
4.100%, 04/24/28 255,000 242,626
Series REGS, 4.750%, 01/08/26 200,000 197,779
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.400%, 03/01/28 255,000 246,457
Series REGS, 4.450%, 02/20/29 200,000 192,387
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
Series REGS, 5.450%, 05/21/28 200,000 196,483
Total 1,075,732
Israel 0.3%
Israel Electric Corp. Ltd.
Series GMTN, 4.250%, 08/14/28
(b)
200,000 180,946
Kazakhstan 0.4%
KazMunayGas National Co. JSC
Series REGS, 4.750%, 04/19/27 200,000 191,840
Kuwait 0.4%
MEGlobal BV
Series REGS, 4.250%, 11/03/26 200,000 190,975
Mexico 1.8%
Comision Federal de Electricidad
Series REGS, 4.688%, 05/15/29 200,000 184,013
Mexico Government International Bond
3.750%, 01/11/28 255,000 238,200
4.500%, 04/22/29 400,000 378,258
3.250%, 04/16/30 200,000 173,490
Total 973,961
Oman 1.9%
Oman Government International Bond
Series REGS, 6.000%, 08/01/29 200,000 200,022
Series REGS, 6.750%, 10/28/27 200,000 204,450
Series REGS, 5.625%, 01/17/28 400,000 393,299
Oman Sovereign Sukuk Co.
Series REGS, 5.932%, 10/31/25 200,000 200,037
Total 997,808
Panama 0.6%
Panama Government International Bond
3.875%, 03/17/28 200,000 180,025
3.160%, 01/23/30 200,000 163,034
Total 343,059
Philippines 1.2%
Philippine Government International Bond
10.625%, 03/16/25 240,000 250,251
3.750%, 01/14/29 200,000 186,110
Foreign Government Obligations
(f)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
ROP Sukuk Trust
5.045%, 06/06/29 200,000 196,549
Total 632,910
Romania 0.9%
Romanian Government International Bond
Series REGS, 5.250%, 11/25/27 300,000 290,846
5.875%, 01/30/29 200,000 195,679
Total 486,525
South Africa 1.2%
Republic of South Africa Government
International Bond
4.875%, 04/14/26 200,000 193,679
4.300%, 10/12/28 200,000 178,121
4.850%, 09/27/27 255,000 239,829
Total 611,629
United Arab Emirates 1.1%
DP World Crescent Ltd.
Series EMTN, 3.875%, 07/18/29 200,000 183,795
DP World Salaam
6.000%, (US 5 Year CMT T-Note +
5.750%), 01/01/73
(d)
200,000 198,364
Sharjah Sukuk Program Ltd.
Series EMTN, 4.226%, 03/14/28 200,000 189,131
Total 571,290
Uruguay 0.0%
Uruguay Government International Bond
4.500%, 08/14/24 13,333 13,294
Total Foreign Government Obligations
(Cost $10,365,137) 10,144,235
Residential Mortgage-Backed Securities - Agency 9 .8%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 9.8%
1.500%, 05/15/39
(g)
1,950,000 1,639,373
2.000%, 05/15/39
(g)
2,682,000 2,310,084
2.500%, 05/15/39
(g)
461,000 408,122
3.000%, 05/15/39
(g)
193,000 175,070
3.500%, 05/15/39
(g)
138,600 128,623
4.000%, 05/15/39
(g)
133,000 126,204
4.500%, 05/15/39
(g)
127,300 123,076
5.000%, 05/15/39
(g)
118,000 115,835
5.500%, 05/15/39
(g)
76,400 76,007
6.000%, 05/15/39
(g)
60,000 60,235
Total 5,162,629
Total Residential Mortgage-Backed
Securities - Agency
(Cost $5,275,618) 5,162,629
Treasury Bills 9 .5%
Principal
Amount ($) Value ($)
United States 9.5%
U.S. Treasury Bills
5.358%, 06/13/24 5,000,000 4,968,503
Total Treasury Bills
(Cost $4,968,725) 4,968,503

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
16 Strategic Beta ETFs | Semiannual Report 2024
Notes to Portfolio of Investments
Money Market Funds 0 .5%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
5.180%
(h)
275,880 275,880
Total Money Market Funds
(Cost $275,880) 275,880
Total Investments in Securities
(Cost $58,777,008) 57,330,945
Other Assets & Liabilities, Net (4,817,667)
Net Assets 52,513,278
(a) Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2024.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as
Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2024, the total value of these securities amounted to
$7,622,461, which represents 14.52% of total net assets.
(c) Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(d) Variable rate security. The interest rate shown was the current rate as of April 30, 2024.
(e) Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At April 30, 2024, the total value of these securities amounted to $16,454, which represents 0.03% of total net assets.
(f) Principal and interest may not be guaranteed by a governmental entity.
(g) Represents a security purchased on a when-issued basis.
(h) The rate shown is the seven-day current annualized yield at April 30, 2024.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 17
Fair Value Measurements (continued)
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency – 5,384,604 – 5,384,604
Commercial Mortgage-Backed Securities
- Non-Agency – 5,294,424 – 5,294,424
Corporate Bonds – 26,100,670 – 26,100,670
Foreign Government Obligations – 10,144,235 – 10,144,235
Residential Mortgage-Backed Securities - Agency – 5,162,629 – 5,162,629
Treasury Bills – 4,968,503 – 4,968,503
Money Market Funds 275,880 – – 275,880
Total Investments in Securities 275,880 57,055,065 – 57,330,945
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
18 Strategic Beta ETFs | Semiannual Report 2024
Assets
Investments in securities, at value
Unaffiliated issuers (cost $58,777,008) $57,330,945
Receivable for:
Interest 472,701
Dividends 1,025
Reimbursement due from Investment Manager 64
Total assets 57,804,735
Liabilities
Payable for:
Investments purchased on a delayed delivery basis 5,275,618
Investment management fees 10,791
Other accrued expenses 5,048
Total liabilities 5,291,457
Net assets applicable to outstanding capital stock $52,513,278
Represented by:
Paid-in capital $56,225,826
Total distributable earnings (loss) (3,712,548)
Total - representing net assets applicable to outstanding capital stock $52,513,278
Shares outstanding 2,900,050
Net asset value per share $18.11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 19
Investment Income:
Interest $1,132,129
Dividends - unaffiliated issuers 87,784
Total income 1,219,913
Expenses:
Investment management fees 65,614
Total expenses 65,614
Fees waived or expenses reimbursed by Investment Manager (2,983)
Total net expenses 62,631
Net Investment Income 1,157,282
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers (165,754)
Net realized loss (165,754)
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 1,387,406
Net change in unrealized appreciation 1,387,406
Net realized and unrealized gain 1,221,652
Net Increase in net assets resulting from operations $2,378,934

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
20 Strategic Beta ETFs | Semiannual Report 2024
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Operations
Net investment income $1,157,282 $1,853,541
Net realized loss (165,754) (891,487)
Net change in unrealized appreciation 1,387,406 913,543
Net increase in net assets resulting from operations 2,378,934 1,875,597
Distributions to shareholders
Net investment income and net realized gains (1,167,850) (1,821,194)
Shareholder transactions
Proceeds from shares sold – 6,257,457
Cost of shares redeemed – (2,700,613)
Net increase in net assets resulting from shareholder transactions – 3,556,844
Increase in net assets 1,211,084 3,611,247
Net Assets:
Net assets beginning of period 51,302,194 47,690,947
Net assets at end of period $52,513,278 $51,302,194
Capital stock activity
Shares outstanding, beginning of period 2,900,050 2,700,050
Shares sold – 350,000
Shares redeemed – (150,000)
Shares outstanding, end of period 2,900,050 2,900,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
Strategic Beta ETFs | Semiannual Report 2024 21
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the
Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
Six Months Ended
April 30, 2024
(Unaudited) 2023 2022 2021
(a)
Per share data
Net asset value, beginning of period $17.69 $17.66 $19.86 $20.00
Income (loss) from investment operations:
Net investment income 0.40 0.67 0.44 0.03
Net realized and unrealized gain (loss) 0.42 0.03 (2.20) (0.17)
Total from investment operations 0.82 0.70 (1.76) (0.14)
Less distributions to shareholders:
Net investment income (0.40) (0.67) (0.44) –
Total distribution to shareholders (0.40) (0.67) (0.44) –
Net asset value, end of period $18.11 $17.69 $17.66 $19.86
Total Return at NAV 4.67% 3.95% (8.96)% (0.70)%
Total Return at Market Price 4.59% 4.36% (9.25)% (0.70)%
Ratios to average net assets:
Total gross expenses
(b)
0.25% 0.25% 0.25% 0.25%
Total net expenses
(c)
0.24% 0.25% 0.25%
(b)
0.25%
(b)
Net investment income 4.41% 3.75% 2.39% 1.44%
Supplemental data
Net assets, end of
period
(in thousands) $52,513 $51,302 $47,691 $19,858
Portfolio turnover 77% 154% 163% 11%
(a) The Fund commenced operations on September 21, 2021. Per share data and total return reflect activity from that date.
(b) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited)
22 Strategic Beta ETFs | Semiannual Report 2024
Note 1. Organization
Columbia Short Duration Bond ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a non-diversified fund. The
Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares
(without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 50,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 23
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate.
During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the
Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-
issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
24 Strategic Beta ETFs | Semiannual Report 2024
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 25
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, “Tailored Shareholder Reports for
Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements.” The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.25% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through February 28, 2025, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.25% of the average daily net assets.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
26 Strategic Beta ETFs | Semiannual Report 2024
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: brokerage commissions, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/ or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $40,001,797 and $40,091,641, respectively, for the six months ended April 30, 2024, of which
$32,126,680 and $32,062,355 respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2024, the Fund did not have in-kind contributions.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2024, the Fund did not have in-kind redemptions.
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
58,777,008 191,361 (1,637,424) (1,446,063)
No expiration
short-term ($)
No expiration
long-term ($) Total ($)
(1,703,787) (519,340) (2,223,127)

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 27
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-
yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-
rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share.
In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
28 Strategic Beta ETFs | Semiannual Report 2024
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities
(but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S.
Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the
U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers)
may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-
backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Strategic Beta ETFs | Semiannual Report 2024 29
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Passive investment risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its Index’s investment exposures. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of the Index regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from the tracking index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
30 Strategic Beta ETFs | Semiannual Report 2024
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2023, through
December 31, 2023, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR314_10_P01_(06/24)
CET002079
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
THEMATIC ETFs
SEMIANNUAL REPORT
April 30, 2024 (Unaudited)
Columbia Seligman Semiconductor and Technology ETF
An Actively Managed ETF
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual
Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Funds transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-
depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in a Fund. Much of the information, including a Fund's financial statements, that is currently disclosed in a Fund's shareholder reports will instead be made available on the Fund's website and filed on
Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request.
Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending
May 31, 2024.
The new rule also requires the Funds to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder
Report in the mail unless they have elected to receive their Fund documents electronically.

Thematic ETFs | Semiannual Report 2024

Fund at a Glance 3
Understanding Your Fund’s Expenses 5
Portfolio of Investments 6
Statement of Assets and Liabilities 8
Statement of Operations 9
Statement of Changes in Net Assets 10
Financial Highlights 11
Notes to Financial Statements 12
Liquidity Risk Management Program 19
Proxy voting policies and procedures
A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and the Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge, by visiting columbiathreadneedleus.com/etfs or searching the website of the Securities and
Exchange Commission (the SEC) at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORTs are available on the SEC's website at sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/etfs or can also be obtained without charge, upon request, by calling 800.426.3750.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/etfs or call 800.426.3750.
Premium/discount information for the Fund covering the most recently completed calendar year and the most recently completed calendar quarters since that year (or since the Fund began trading, if shorter) is publicly accessible, free of charge, at columbiathreadneedleus.com/etfs.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
ALPS Distributors, Inc.
1290 Broadway
Suite 1000
Denver, CO 80203
ALPS Distributors, Inc. is not afﬁliated with Columbia Management Investment Advisers, LLC.
Fund administrator, custodian & transfer agent
The Bank of New York Mellon Corp.
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon Corp. is not afﬁliated with Columbia Management Investment Advisers, LLC.

FUND AT A GLANCE
(Unaudited)
Thematic ETFs | Semiannual Report 2024 3
Portfolio management
Paul Wick
Lead Portfolio Manager
Managed Fund since 2022
Shekhar Pramanick
Technology Team Member
Managed Fund since 2022
Sanjay Devgan
Technology Team Member
Managed Fund since 2022
Christopher Lo, CFA
Implementation Portfolio Manager
Managed Fund since 2022
Investment objective
Columbia Seligman Semiconductor and Technology ETF (the Fund) seeks capital appreciation.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting columbiathreadneedleus.com/etfs.
Market Price returns are based on closing prices reported by the Fund’s primary listing exchange (typically
4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times.
The Fund’s shares may trade above or below their net asset value. The net asset value of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value.
The PHLX Semiconductor Sector Index is a modified capitalization-weighted index composed of the 30 largest companies primarily involved in the design, distribution, manufacture, and sale of semiconductors.
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-
capitalization U.S. stocks and is frequently used as a general measure of market performance.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Average annual total returns (%) (for period ended April 30, 2024)
Inception 6 months 1 Year Life
Market Price 03/29/22 40.64 44.26 10.93
Net Asset Value 03/29/22 41.09 44.39 10.98
PHLX Semiconductor Sector Index 46.03 57.87 15.56
S&P 500 Index 20.98 22.66 6.39

FUND AT A GLANCE
(continued)
(Unaudited)
4 Thematic ETFs | Semiannual Report 2024
Portfolio breakdown (%) (at April 30, 2024 )
Common Stocks 95.3
Money Market Funds 4.7
Total Investments 100.0
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at April 30, 2024 )
Information Technology   98.0
Industrials   2.0
Total 100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at April 30, 2024 )
Information Technology
Application Software   3.8
Electronic Equipment & Instruments   1.9
Semiconductor Equipment   22.9
Semiconductors   65.1
Systems Software   1.0
Technology Hardware, Storage & Peripherals   3.3
Total 98.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
Thematic ETFs | Semiannual Report 2024 5
As a shareholder of the Fund, you incur ongoing costs, including investment management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended April 30, 2024.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled
“Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the Fund’s most recent fiscal half-year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
November 1, 2023 — April 30, 2024
Beginning account value
($)
Ending account value
($)
Expense paid for the period
($)
Annualized expense
ratios for the period
(%)
Actual Hypothetical Actual Hypothetical Actual Hypothetical Actual
Columbia Seligman Semiconductor and
Technology ETF 1,000.00 1,000.00 1,410.90 1,021.13 4.50 3.77 0.75

PORTFOLIO OF INVESTMENTS
April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
6 Thematic ETFs | Semiannual Report 2024
Notes to Portfolio of Investments
Common Stocks 95.3%
Issuer Shares Value ($)
Industrials  1.9%
Electrical Equipment 1.9%
Bloom Energy Corp. Class A
(a)
62,215 692,453
Total Industrials 692,453
Information Technology  93.4%
Electronic Equipment, Instruments & Components 1.8%
Advanced Energy Industries, Inc. 6,976 668,580
Semiconductors & Semiconductor Equipment 83.8%
Advanced Micro Devices, Inc.
(a)
1,518 240,421
Analog Devices, Inc. 8,435 1,692,145
Applied Materials, Inc. 8,568 1,702,033
Broadcom, Inc. 1,914 2,488,717
Diodes, Inc.
(a)
2,532 184,861
Entegris, Inc. 1,158 153,921
Ichor Holdings Ltd.
(a)
6,241 242,026
indie Semiconductor, Inc. Class A
(a)
154,379 867,610
Intel Corp. 16,733 509,855
KLA Corp. 2,217 1,528,156
Kulicke & Soffa Industries, Inc. 4,786 221,496
Lam Research Corp. 3,116 2,786,982
Marvell Technology, Inc. 23,627 1,557,256
Microchip Technology, Inc. 13,683 1,258,562
Micron Technology, Inc. 6,246 705,548
MKS Instruments, Inc. 1,513 180,017
NVIDIA Corp. 2,050 1,771,241
NXP Semiconductors NV 6,274 1,607,336
ON Semiconductor Corp.
(a)
20,135 1,412,672
Qorvo, Inc.
(a)
8,574 1,001,786
QUALCOMM, Inc. 6,992 1,159,623
Common Stocks (continued)
Issuer Shares Value ($)
Semtech Corp.
(a)
67,803 2,550,749
Skyworks Solutions, Inc. 4,350 463,666
SMART Global Holdings, Inc.
(a)
14,006 255,890
STMicroelectronics NV 17,402 688,423
Synaptics, Inc.
(a)
8,369 752,875
Taiwan Semiconductor Manufacturing Co.
Ltd. ADR 8,818 1,211,064
Teradyne, Inc. 10,337 1,202,400
Tower Semiconductor Ltd.
(a)
12,305 404,465
Total 30,801,796
Software 4.6%
Adeia, Inc. 35,318 347,529
Cadence Design Systems, Inc.
(a)
2,353 648,557
Synopsys, Inc.
(a)
1,281 679,686
Total 1,675,772
Technology Hardware, Storage & Peripherals 3.2%
Western Digital Corp.
(a)
16,511 1,169,474
Total Information Technology 34,315,622
Total Common Stocks
(Cost $27,304,084) 35,008,075
Money Market Funds 4.7%
Issuer Shares Value ($)
Goldman Sachs Financial Square Treasury
Instruments Fund, Institutional Shares
5.161%
(b)
1,737,379 1,737,379
Total Money Market Funds
(Cost $1,737,379) 1,737,379
Total Investments in Securities
(Cost $29,041,463) 36,745,454
Other Assets & Liabilities, Net (13,354)
Net Assets 36,732,100
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at April 30, 2024.
Abbreviation Legend
ADR American Depositary Receipts
Fair Value Measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.
Valuation adjustments are not applied to Level 1 investments.
Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

PORTFOLIO OF INVESTMENTS
(continued)
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Thematic ETFs | Semiannual Report 2024 7
Fair Value Measurements (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors.
These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace.
The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.
The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund's Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment
Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-
sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2024:
Level 1 ($) Level 2 ($) Level 3 ($) Total ($)
Investments in Securities
Common Stocks
Industrials 692,453 – – 692,453
Information Technology 34,315,622 – – 34,315,622
Total Common Stocks 35,008,075 – – 35,008,075
Money Market Funds 1,737,379 – – 1,737,379
Total Investments in Securities 36,745,454 – – 36,745,454
See the Portfolio of Investments for all investment classifications not indicated in the table.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
8 Thematic ETFs | Semiannual Report 2024
Assets
Investments in securities, at value
Unaffiliated issuers (cost $29,041,463) $36,745,454
Receivable for:
Dividends 8,536
Reimbursement due from Investment Manager 279
Total assets 36,754,269
Liabilities
Payable for:
Investment management fees 22,169
Total liabilities 22,169
Net assets applicable to outstanding capital stock $36,732,100
Represented by:
Paid-in capital $28,321,279
Total distributable earnings (loss) 8,410,821
Total - representing net assets applicable to outstanding capital stock $36,732,100
Shares outstanding 1,500,050
Net asset value per share $24.49

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2024 (Unaudited)
The accompanying Notes to Financial Statements are an integral part of this statement.
Thematic ETFs | Semiannual Report 2024 9
Investment Income:
Dividends - unaffiliated issuers $150,584
Foreign taxes withheld (3,601)
Total income 146,983
Expenses:
Investment management fees 119,062
Total expenses 119,062
Fees waived or expenses reimbursed by Investment Manager (526)
Total net expenses 118,536
Net Investment Income 28,447
Realized and unrealized gain (loss) - net
Net realized gain (loss) on:
Investments - unaffiliated issuers 1,273,187
In-kind transactions - unaffiliated issuers 157,209
Net realized gain 1,430,396
Change in net unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers 8,552,223
Net change in unrealized appreciation 8,552,223
Net realized and unrealized gain 9,982,619
Net Increase in net assets resulting from operations $10,011,066

STATEMENT OF CHANGES IN NET ASSETS
The accompanying Notes to Financial Statements are an integral part of this statement.
10 Thematic ETFs | Semiannual Report 2024
Six Months Ended
April 30, 2024
(Unaudited)
Year Ended
October 31, 2023
Operations
Net investment income $28,447 $57,016
Net realized gain (loss) 1,430,396 (39,069)
Net change in unrealized appreciation 8,552,223 1,030,270
Net increase in net assets resulting from operations 10,011,066 1,048,217
Distributions to shareholders
Net investment income and net realized gains (273,443) (93,542)
Shareholder transactions
Proceeds from shares sold 3,448,414 12,179,777
Cost of shares redeemed (535,508) (1,331,148)
Net increase in net assets resulting from shareholder transactions 2,912,906 10,848,629
Increase in net assets 12,650,529 11,803,304
Net Assets:
Net assets beginning of period 24,081,571 12,278,267
Net assets at end of period $36,732,100 $24,081,571
Capital stock activity
Shares outstanding, beginning of period 1,375,050 825,050
Shares sold 150,000 625,000
Shares redeemed (25,000) (75,000)
Shares outstanding, end of period 1,500,050 1,375,050

FINANCIAL HIGHLIGHTS
The accompanying Notes to Financial Statements are an integral part of this statement.
Thematic ETFs | Semiannual Report 2024 11
The following table is intended to help you understand the Fund’s financial performance. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total Return at NAV is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total Return at Market Price is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. The total return would have been lower if certain expenses had not been reimbursed/waived by the Investment Manager. Market Price returns are based on closing prices reported by the Fund's primary listing exchange (typically 4 pm ET close). These returns do not represent the returns an investor would receive if shares were traded at other times. Total return and portfolio turnover are not annualized for periods of less than one year. The ratio of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments, certain derivatives and in-kind transactions, if any. If such transactions were included, the
Fund’s portfolio turnover rate may be higher.
Year Ended October 31,
Six Months Ended
April 30, 2024
(Unaudited) 2023 2022
(a)
Per share data
Net asset value, beginning of period $17.51 $14.88 $20.00
Income (loss) from investment operations:
Net investment income 0.02 0.05 0.00
(b)
Net realized and unrealized gain (loss) 7.16 2.69 (5.12)
Total from investment operations 7.18 2.74 (5.12)
Less distributions to shareholders:
Net investment income (0.05) (0.03) –
Net realized gains (0.15) (0.08) –
Total distribution to shareholders (0.20) (0.11) –
Net asset value, end of period $24.49 $17.51 $14.88
Total Return at NAV 41.09% 18.45% (25.60)%
Total Return at Market Price 40.64% 19.03% (25.80)%
Ratios to average net assets:
Total gross expenses
(c)
0.75% 0.75% 0.75%
Total net expenses
(d)
0.75% 0.75%
(c)
0.75%
(c)
Net investment income 0.18% 0.29% 0.09%
Supplemental data
Net assets, end of
period
(in thousands) $36,732 $24,082 $12,278
Portfolio turnover 18% 26% 19%
(a) The Fund commenced operations on March 29, 2022. Per share data and total return reflect activity from that date.
(b) Rounds to zero.
(c) In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d) Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited)
12 Thematic ETFs | Semiannual Report 2024
Note 1. Organization
Columbia Seligman Semiconductor and Technology ETF (the Fund), a series of Columbia ETF Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Trust may issue an unlimited number of shares (without par value).
Fund Shares
The market prices of the Fund’s shares may differ to some degree from the Fund’s net asset value (NAV). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a “Creation Unit.” A Creation Unit consists of 25,000 shares. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or for cash. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement (Authorized Participants) with the Fund’s principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Authorized participants may purchase or redeem Fund shares directly from the Fund only in Creation Units. The Fund’s shares are also listed on the New York Stock Exchange for which investors can purchase and sell shares on the secondary market through a broker at market prices which may differ from the NAV of the Fund.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC
946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at the close of London’s exchange at 11:00 a.m. Eastern (U.S.) time.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Thematic ETFs | Semiannual Report 2024 13
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-
dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported.
Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment
Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the
Fund are charged to the Fund.
Determination of net asset value
The net asset value per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of the Fund, rounded to the nearest cent, at the close of regular trading (ordinarily 4:00
p.m. Eastern Time) every day the New York Stock Exchange is open.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue
Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
14 Thematic ETFs | Semiannual Report 2024
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable.
The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the
Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, “Tailored Shareholder Reports for
Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements.” The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Investment management fees
Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the
Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc., determines which securities will be purchased, held or sold. The investment management fee is a unitary fee paid monthly to the Investment Manager at an annual rate based on the Fund’s average daily net assets. In return for this fee, the Investment Manager pays the operating costs and expenses of the Fund other than the following expenses (which will be paid by the Fund): taxes;
interest incurred on borrowing by the Fund, if any, brokerage fees and commissions; interest and fee expense related to the Fund’s participation in inverse floater structures and any other portfolio transaction expenses; infrequent and/or unusual expenses, including without limitation litigation expenses; distribution and/or service fees; expenses incurred in connection with lending securities; and any other expenses approved by the Board of Trustees. The investment management fee is an annual fee that is equal to 0.75% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise
Financial are compensated for their services to the Fund. Under a Deferred Compensation Plan (the Deferred Plan),
these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s deferred amount is adjusted for market value changes and it is distributed in accordance with the Deferred Plan by the Investment Manager. The expenses of the compensation of the members of the
Board of Trustees that are allocated to the Fund are payable by the Investment Manager.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Thematic ETFs | Semiannual Report 2024 15
on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment
Manager.
Distribution and service fees
ALPS Distributors, Inc. (the Distributor) serves as the distributor for the Fund. The Fund has adopted a distribution and service plan (the Distribution Plan). Under the Distribution Plan, the Fund is authorized to pay distribution fees to the
Distributor and other firms that provide distribution and shareholder services at the maximum annual rate of 0.25% of average daily net assets of the Fund. No distribution or service fees are currently paid by the Fund or have been approved for payment by the Board of Trustees. There are no current plans to impose these fees.
Expenses waived/reimbursed by the Investment Manager
The Investment Manager has contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), effective March 1, 2024 through February 28, 2025, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/
expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.75% of the average daily net assets.
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: brokerage commissions, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/ or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2024, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2023, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Federal Tax cost ($)
Gross unrealized
appreciation ($)
Gross unrealized
depreciation ($)
Net unrealized
appreciation
(depreciation) ($)
29,041,463 8,732,253 (1,028,262) 7,703,991
No expiration
short-term ($)
No expiration
long-term ($) Total ($) Utilized ($)
(232,838) - (232,838) -

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
16 Thematic ETFs | Semiannual Report 2024
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and in-kind transactions, if any, aggregated to $5,525,155 and $6,664,227, respectively, for the six months ended April 30, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. In-kind transactions
The Fund may accept in-kind contributions and redemptions. In-kind contributions are accounted for at the fair market value of the in-kind securities contributed on the date of contribution. For the six months ended April 30, 2024, the cost basis of securities contributed was $3,133,866.
Proceeds from the sales of securities include the value of securities delivered through an in-kind redemption of certain
Fund shares. Net realized gains on these securities are not taxable to remaining shareholders in the Fund. For the six months ended April 30, 2024, the in-kind redemption cost basis was $335,424, the proceeds from sales were $492,633 and the net realized gain was $157,209.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing.
The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of
0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank,
N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended April 30, 2024.
Note 8. Significant risks
Active management risk
The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. The Fund is not an index fund (it does not seek to track the performance of an index), nor does it provide daily transparency into its portfolio holdings like most other ETFs. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. Active trading of portfolio and Tracking Basket securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.
Semiconductor and semiconductor equipment industry risk
The Fund will concentrate (have at least 25% of its assets) in companies in the semiconductor and semiconductor equipment industry as categorized by GICS®. Companies in the same or related industries may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments than funds that invest more broadly. Generally, the more broadly a fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
The Fund is sensitive to, and its performance may depend to a greater extent on, the overall condition of the semiconductor and semiconductor equipment industry. The risks of investments in the industry include: intense

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
Thematic ETFs | Semiannual Report 2024 17
competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products and related technology; economic performance of the customers of semiconductor and related companies; their research costs and the risks that their products may not prove commercially successful; and thin capitalization and limited product lines, markets, financial resources or quality management and personnel. These companies rely on a combination of patents, trade secret laws and contractual provisions to protect their technologies. The industry is characterized by frequent litigation regarding patent and other intellectual property rights, which may require such companies to defend against competitors’ assertions of intellectual property infringement or misappropriation. The international operations of many companies expose them to the risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs, and trade disputes. Business conditions in this industry can change rapidly from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of these companies. The stock prices of companies in the industry have been and will likely continue to be volatile relative to the overall market.
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events
– could have a significant negative impact on global economic and market conditions and could result in increased premiums or discounts to the Fund’s net asset value.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/
or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

NOTES TO FINANCIAL STATEMENTS
(continued)
April 30, 2024 (Unaudited)
18 Thematic ETFs | Semiannual Report 2024
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Tracking basket structure risk
The Fund’s Tracking Basket structure may affect the price at which the Fund shares trade in the secondary market.
Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their complete portfolio holdings on a daily basis and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the Fund seeks to benefit from not disclosing portfolio holdings daily, market participants may attempt to use the Tracking
Basket to identify the Fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders, such as front-
running(trading ahead) or free-riding (mirroring) the Fund’s strategy.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the
Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange
Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased
Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
Thematic ETFs | Semiannual Report 2024 19
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the Program).
The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk.
Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment
Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a
board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2023, through
December 31, 2023, including:
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
there were no material changes to the Program during the period;
the implementation of the Program was effective to manage the Fund’s liquidity risk; and
the Program operated adequately during the period.

Columbia ETF Trust I
290 Congress Street
Boston, MA 02210
SAR321_10_P01_(06/24)
CET002077
Investors should consider the investment objectives, risks, charges and expenses of an exchange-traded fund (ETF) carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about the ETFs, visit columbiathreadneedleus.com/etfs. Read the prospectus and summary prospectus carefully before investing. Columbia
Management Investment Advisers, LLC serves as the investment manager to the ETFs. The ETFs are distributed by ALPS Distributors, Inc. , which is not affiliated with Columbia Management Investment Advisers, LLC, or its parent company, Ameriprise Financial, Inc.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/etfs

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

 (b)There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N -CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 20, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	June 20, 2024

By (Signature and Title)	/s/ Marybeth Pilat
Marybeth Pilat, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	June 20, 2024